UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-03857

American Funds Insurance Series
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Steven I. Koszalka
American Funds Insurance Series
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

American Funds Insurance Series®
Global Discovery FundSM
Investment portfolio

March 31, 2012
unaudited

Common stocks — 87.85%	Shares	Value (000)

INFORMATION TECHNOLOGY — 26.74%
Apple Inc.1	19,700	$11,810
Samsung Electronics Co. Ltd.	5,000	5,626
Google Inc., Class A1	8,000	5,130
Baidu, Inc., Class A (ADR)1	30,000	4,373
ASML Holding NV	86,000	4,299
Broadcom Corp., Class A	100,000	3,930
Mail.ru Group Ltd. (GDR)1	90,000	3,550
Visa Inc., Class A	30,000	3,540
Tencent Holdings Ltd.	110,000	3,068
Gemalto NV	40,000	2,640
Adobe Systems Inc.1	70,000	2,402
Autodesk, Inc.1	50,000	2,116
eBay Inc.1	55,000	2,029
SINA Corp.1	30,000	1,950
Trimble Navigation Ltd.1	35,000	1,905
AAC Technologies Holdings Inc.	676,000	1,837
NetEase.com, Inc. (ADR)1	29,400	1,708
Logitech International SA1	210,000	1,638
Cisco Systems, Inc.	70,000	1,480
Yahoo! Inc.1	95,000	1,446
Nokia Corp.	250,000	1,361
Avid Technology, Inc.1	85,000	935
		68,773

CONSUMER DISCRETIONARY — 17.10%
Comcast Corp., Class A, special nonvoting shares	150,000	4,427
Comcast Corp., Class A	35,000	1,050
Groupon, Inc., Class A1,2,3	316,556	4,887
Amazon.com, Inc.1	20,000	4,050
Daily Mail and General Trust PLC, Class A, nonvoting	500,000	3,611
Liberty Media Corp., Class A1	40,000	3,526
Paddy Power PLC	55,000	3,464
Las Vegas Sands Corp.	60,000	3,454
Garmin Ltd.	50,000	2,347
Texas Roadhouse, Inc.	115,000	1,914
John Wiley & Sons, Inc., Class A	40,000	1,904
Time Warner Inc.	50,000	1,887
Tractor Supply Co.	20,000	1,811
Reed Elsevier PLC	195,000	1,731
Sky Deutschland AG1	585,000	1,619
CTC Media, Inc.	85,000	989
Grupo Televisa, SAB, ordinary participation certificates (ADR)	44,000	928
Virgin Media Inc.	8,700	217
OPAP SA	18,490	179
		43,995

HEALTH CARE — 12.52%
Alere Inc.1	142,000	3,693
Allergan, Inc.	35,000	3,340
Forest Laboratories, Inc.1	95,200	3,304
Teva Pharmaceutical Industries Ltd. (ADR)	72,000	3,244
Edwards Lifesciences Corp.1	42,700	3,106
Medco Health Solutions, Inc.1	39,500	2,777
Illumina, Inc.1	45,000	2,367
Hologic, Inc.1	100,000	2,155
Orthofix International NV1	45,000	1,691
Medtronic, Inc.	40,000	1,568
Integra LifeSciences Holdings Corp.1	32,000	1,110
NuVasive, Inc.1	62,000	1,044
Biogen Idec Inc.1	8,100	1,020
Richter Gedeon Nyrt	5,500	943
UCB SA	19,654	848
		32,210

FINANCIALS — 11.88%
Sampo Oyj, Class A	125,000	3,613
AIA Group Ltd.	750,000	2,748
State Street Corp.	50,000	2,275
Deutsche Bank AG	43,200	2,150
Assured Guaranty Ltd.	120,000	1,982
Marsh & McLennan Companies, Inc.	60,000	1,967
Longfor Properties Co. Ltd.	1,400,000	1,962
Aberdeen Asset Management PLC	470,000	1,932
Principal Financial Group, Inc.	65,000	1,918
Fifth Third Bancorp	130,000	1,827
Banco Santander, SA	231,992	1,785
Zions Bancorporation	80,000	1,717
IndusInd Bank Ltd.	250,000	1,578
HDFC Bank Ltd.	127,500	1,301
First American Financial Corp.	45,055	749
UBS AG1	42,538	596
Kotak Mahindra Bank Ltd.	42,725	457
		30,557

INDUSTRIALS — 6.61%
Ryanair Holdings PLC (ADR)1	186,400	6,763
AirAsia Bhd.	2,600,000	2,928
JG Summit Holdings, Inc.	3,000,000	2,131
Verisk Analytics, Inc., Class A1	40,000	1,879
Serco Group PLC	205,000	1,779
Capita Group PLC	130,000	1,523
		17,003

UTILITIES — 5.04%
ENN Energy Holdings Ltd.	2,610,000	9,007
International Power PLC	350,000	2,267
SSE PLC	80,000	1,701
		12,975

TELECOMMUNICATION SERVICES — 3.46%
Crown Castle International Corp.1	90,000	4,801
MTN Group Ltd.	90,000	1,584
Millicom International Cellular SA (SDR)	12,200	1,383
Philippine Long Distance Telephone Co.	9,100	572
Philippine Long Distance Telephone Co. (ADR)	9,100	566
		8,906

MATERIALS — 1.28%
Monsanto Co.	25,000	1,994
Ube Industries, Ltd.	475,000	1,291
		3,285

ENERGY — 0.60%
Schlumberger Ltd.	22,000	1,539

MISCELLANEOUS — 2.62%
Other common stocks in initial period of acquisition		6,744

Total common stocks (cost: $181,467,000)		225,987

	Principal amount
Short-term securities — 12.24%	(000)

Freddie Mac 0.07%–0.12% due 6/11–7/17/2012	$9,800	9,797
Emerson Electric Co. 0.12% due 5/7/20124	6,000	5,999
Paccar Financial Corp. 0.12% due 4/11–4/16/2012	5,100	5,100
NetJets Inc. 0.05% due 4/2/20124	3,300	3,300
Becton, Dickinson and Co. 0.10% due 4/26/2012	2,400	2,399
Variable Funding Capital Company LLC 0.12% due 5/1/20124	2,000	2,000
John Deere Credit Ltd. 0.10% due 4/2/20124	1,700	1,700
Coca-Cola Co. 0.12% due 5/8/20124	1,200	1,200

Total short-term securities (cost: $31,496,000)		31,495

Total investment securities (cost: $212,963,000)		257,482
Other assets less liabilities		(242)

Net assets		$257,240

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $4,887,000, which represented 1.90% of the net assets of the fund.

3Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 12/17/2010 at a cost of $2,500,000) may be subject to legal or contractual restrictions on resale.

4Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $14,199,000, which represented 5.52% of the net assets of the fund.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair value process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2012 (dollars in thousands):

Investment securities:	Level 1*	Level 2	Level 3	Total
Common stocks:
Information technology	$68,773	$—	$—	$68,773
Consumer discretionary	39,108	4,887	—	43,995
Health care	32,210	—	—	32,210
Financials	30,557	—	—	30,557
Industrials	17,003	—	—	17,003
Utilities	12,975	—	—	12,975
Telecommunication services	8,906	—	—	8,906
Materials	3,285	—	—	3,285
Energy	1,539	—	—	1,539
Miscellaneous	6,744	—	—	6,744
Short-term securities	—	31,495	—	31,495
Total	$221,100	$36,382	$—	$257,482

*Securities with a market value of $8,329,000, which represented 3.24% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$56,534
Gross unrealized depreciation on investment securities	(12,076)
Net unrealized appreciation on investment securities	44,458
Cost of investment securities for federal income tax purposes	213,024

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts

Global Growth FundSM
Investment portfolio

March 31, 2012
unaudited

Common stocks — 94.86%	Shares	Value (000)

CONSUMER DISCRETIONARY — 17.77%
Virgin Media Inc.	5,660,000	$141,387
Home Depot, Inc.	1,350,000	67,919
Amazon.com, Inc.1	326,000	66,018
Honda Motor Co., Ltd.	1,658,800	63,029
Toyota Motor Corp.	1,452,900	62,666
Burberry Group PLC	2,135,000	51,122
priceline.com Inc.1	64,500	46,279
Las Vegas Sands Corp.	645,000	37,133
Hyundai Mobis Co., Ltd.	130,500	32,998
adidas AG	422,000	32,948
Kia Motors Corp.	472,000	30,868
NIKE, Inc., Class B	260,000	28,194
Naspers Ltd., Class N	487,500	27,390
H & M Hennes & Mauritz AB, Class B	752,000	27,212
Daimler AG	396,000	23,877
Mr Price Group Ltd.	1,740,000	21,399
CarMax, Inc.1	610,000	21,136
Dongfeng Motor Group Co., Ltd., Class H	11,428,000	20,632
Harman International Industries, Inc.	440,000	20,596
DIRECTV, Class A1	400,000	19,736
Nikon Corp.	650,000	19,727
Johnson Controls, Inc.	520,000	16,890
Apollo Group, Inc., Class A1	415,000	16,036
Industria de Diseño Textil, SA	166,700	15,968
Suzuki Motor Corp.	600,000	14,331
Arcos Dorados Holdings Inc., Class A	625,000	11,306
Time Warner Inc.	100,000	3,775
Multi Screen Media Private Ltd.1,2,3	16,148	1,420
		941,992

INFORMATION TECHNOLOGY — 14.77%
Apple Inc.1	229,000	137,279
Oracle Corp.	2,415,000	70,421
Taiwan Semiconductor Manufacturing Co. Ltd.	12,800,000	36,820
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	2,000,000	30,560
Samsung Electronics Co. Ltd.	49,445	55,639
Texas Instruments Inc.	1,630,000	54,784
ASM Pacific Technology Ltd.	3,650,000	53,254
Yahoo! Inc.1	3,330,200	50,686
ASML Holding NV (New York registered)	840,489	42,142
ASML Holding NV	111,111	5,554
TE Connectivity Ltd.	1,266,250	46,535
Microsoft Corp.	1,340,000	43,215
Nintendo Co., Ltd.	247,800	37,273
Google Inc., Class A1	40,000	25,650
KLA-Tencor Corp.	412,921	22,471
Altera Corp.	550,000	21,901
TDK Corp.	270,000	15,299
Infineon Technologies AG	1,275,000	13,036
Amphenol Corp.	200,000	11,954
Avago Technologies Ltd.	215,000	8,378
		782,851

FINANCIALS — 13.75%
Moody’s Corp.	2,529,900	106,509
Industrial and Commercial Bank of China Ltd., Class H	89,091,750	57,478
AXA SA	3,086,463	51,167
AIA Group Ltd.	13,454,200	49,291
Prudential PLC	3,313,747	39,620
Agricultural Bank of China, Class H	79,992,000	34,302
Goldman Sachs Group, Inc.	275,000	34,202
Housing Development Finance Corp. Ltd.	2,350,000	31,058
Bank of Nova Scotia	538,000	30,140
China Life Insurance Co. Ltd., Class H	11,240,000	29,165
Citigroup Inc.	700,000	25,585
Sumitomo Mitsui Financial Group, Inc.	733,000	24,115
ICICI Bank Ltd.	1,325,000	23,153
East West Bancorp, Inc.	882,174	20,369
Sanlam Ltd.	4,680,000	20,243
CIMB Group Holdings Bhd.	7,500,000	18,827
HSBC Holdings PLC (United Kingdom)	1,995,228	17,706
Wells Fargo & Co.	500,000	17,070
Berkshire Hathaway Inc., Class A1	140	17,066
Allianz SE	136,500	16,288
QBE Insurance Group Ltd.	1,095,000	16,072
Bank of America Corp.	1,600,000	15,312
ACE Ltd.	190,000	13,908
BDO Unibank, Inc.	5,500,000	8,480
BNP Paribas SA	145,000	6,880
Chongqing Rural Commercial Bank Co., Ltd., Class H1	9,500,000	4,538
		728,544

HEALTH CARE — 12.13%
Novo Nordisk A/S, Class B	1,070,700	148,242
UnitedHealth Group Inc.	1,090,000	64,245
Gilead Sciences, Inc.1	1,255,000	61,307
Merck & Co., Inc.	970,000	37,248
Novartis AG	580,000	32,100
Vertex Pharmaceuticals Inc.1	775,000	31,783
Aetna Inc.	585,000	29,344
Sonic Healthcare Ltd.	2,110,000	27,364
Celgene Corp.1	335,000	25,969
Bristol-Myers Squibb Co.	750,000	25,312
Bayer AG	349,300	24,570
Edwards Lifesciences Corp.1	330,000	24,001
Baxter International Inc.	390,000	23,314
UCB SA	515,020	22,221
Hospira, Inc.1	560,000	20,938
Roche Holding AG	90,000	15,663
Intuitive Surgical, Inc.1	27,000	14,627
Mindray Medical International Ltd., Class A (ADR)	435,000	14,342
		642,590

CONSUMER STAPLES — 10.81%
Anheuser-Busch InBev NV	1,117,025	81,610
Nestlé SA	1,285,000	80,855
Unilever NV, depository receipts	2,200,000	74,865
Pernod Ricard SA	575,439	60,169
Shoprite Holdings Ltd.	3,055,000	54,680
Procter & Gamble Co.	500,000	33,605
Wal-Mart de México, SAB de CV, Series V (ADR)	800,000	26,856
Philip Morris International Inc.	300,000	26,583
Coca-Cola Co.	330,000	24,423
SABMiller PLC	500,000	20,070
PepsiCo, Inc.	245,000	16,256
Kimberly-Clark de México, SAB de CV, Class A	6,900,000	15,322
Avon Products, Inc.	695,800	13,471
Woolworths Ltd.	475,483	12,796
Danone SA	150,430	10,493
British American Tobacco PLC	155,500	7,836
Wilmar International Ltd.	1,275,000	4,970
Japan Tobacco Inc.	840	4,729
Coca-Cola Hellenic Bottling Co. SA	180,000	3,445
		573,034

ENERGY — 7.73%
Royal Dutch Shell PLC, Class B (ADR)	533,643	37,691
Royal Dutch Shell PLC, Class B	574,666	20,217
Transocean Ltd.	925,000	50,598
Oil Search Ltd.	6,960,000	50,250
INPEX CORP.	6,670	45,047
TOTAL SA	745,000	37,996
Chevron Corp.	340,000	36,462
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	1,000,000	26,560
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	380,000	9,713
Canadian Natural Resources, Ltd.	611,400	20,265
Technip SA	143,000	16,846
Tenaris SA (ADR)	340,000	12,998
Suncor Energy Inc.	370,000	12,089
Imperial Oil Ltd.	257,928	11,719
Helmerich & Payne, Inc.	200,000	10,790
Schlumberger Ltd.	150,000	10,489
		409,730

INDUSTRIALS — 7.41%
KBR, Inc.	1,623,000	57,698
United Technologies Corp.	622,000	51,589
Geberit AG	200,000	41,852
Ingersoll-Rand PLC	700,000	28,945
Union Pacific Corp.	222,000	23,861
Michael Page International PLC	3,026,000	23,232
IDEX Corp.	550,000	23,172
Siemens AG	196,157	19,775
Komatsu Ltd.	666,700	19,001
Qantas Airways Ltd.1	9,115,000	16,854
Boeing Co.	200,000	14,874
Marubeni Corp.	2,000,000	14,426
Masco Corp.	1,000,000	13,370
Eaton Corp.	250,000	12,457
Ryanair Holdings PLC (ADR)1	313,100	11,359
Schneider Electric SA	130,000	8,494
Vallourec SA	115,000	7,285
Kubota Corp.	460,000	4,418
		392,662

MATERIALS — 4.94%
Dow Chemical Co.	1,535,000	53,172
Steel Dynamics, Inc.	3,112,332	45,253
Sigma-Aldrich Corp.	485,000	35,434
Northam Platinum Ltd.	6,675,000	29,690
Akzo Nobel NV	338,100	19,962
Rio Tinto PLC	300,000	16,536
Newmont Mining Corp.	300,000	15,381
FMC Corp.	126,000	13,338
Holcim Ltd	177,272	11,567
Potash Corp. of Saskatchewan Inc.	180,000	8,224
Alcoa Inc.	500,000	5,010
First Quantum Minerals Ltd.	225,000	4,291
Nitto Denko Corp.	102,300	4,122
		261,980

TELECOMMUNICATION SERVICES — 3.37%
América Móvil, SAB de CV, Series L (ADR)	3,040,000	75,483
América Móvil, SAB de CV, Series L	16,370,000	20,383
SOFTBANK CORP.	1,510,000	44,642
TalkTalk Telecom Group PLC	5,625,000	12,281
NII HOLDINGS INC CL B1	600,000	10,986
Koninklijke KPN NV	728,000	8,008
China Telecom Corp. Ltd., Class H	12,550,000	6,949
		178,732

UTILITIES — 1.15%
International Power PLC	3,855,000	24,973
GDF SUEZ	862,012	22,269
CLP Holdings Ltd.	1,600,000	13,804
		61,046

MISCELLANEOUS — 1.03%
Other common stocks in initial period of acquisition		54,263

Total common stocks (cost: $3,676,777,000)		5,027,424

	Principal amount
Short-term securities — 5.62%	(000)

Freddie Mac 0.05%–0.11% due 6/26–11/1/2012	$73,900	73,861
Siemens Capital Co. LLC 0.14%–0.15% due 4/10–5/15/20124	52,100	52,095
U.S. Treasury Bills 0.09%–0.095% due 4/19–6/28/2012	31,900	31,896
Federal Home Loan Bank 0.054%–0.16% due 5/15–6/13/2012	30,200	30,196
British Columbia (Province of) 0.13% due 4/25/2012	23,300	23,298
Bank of Nova Scotia 0.125% due 4/13/2012	20,000	19,999
Barclays U.S. Funding Corp. 0.10% due 4/2/2012	15,800	15,800
Province of Ontario 0.12% due 4/30/2012	15,600	15,596
Variable Funding Capital Company LLC 0.13% due 4/2/20124	12,200	12,200
Fannie Mae 0.08% due 9/4/2012	9,700	9,694
Novartis Securities Investment Ltd. 0.14% due 4/13/20124	6,600	6,600
Coca-Cola Co. 0.13% due 5/3/20124	6,500	6,499

Total short-term securities (cost: $297,750,000)		297,734

Total investment securities (cost: $3,974,527,000)		$5,325,158
Other assets less liabilities		(25,367)

Net assets		$5,299,791

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,420,000, which represented .03% of the net assets of the fund.

3Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired 9/6/2000–4/18/2002 at a cost of $6,378,000) may be subject to legal or contractual restrictions on resale.

4Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $77,394,000, which represented 1.46% of the net assets of the fund.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair value process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2012 (dollars in thousands):

Investment securities:	Level 1*	Level 2	Level 3	Total
Common stocks:
Consumer discretionary	$940,572	$—	$1,420	$941,992
Information technology	782,851	—	—	782,851
Financials	728,544	—	—	728,544
Health care	642,590	—	—	642,590
Consumer staples	573,034	—	—	573,034
Energy	409,730	—	—	409,730
Industrials	392,662	—	—	392,662
Materials	261,980	—	—	261,980
Telecommunication services	178,732	—	—	178,732
Utilities	61,046	—	—	61,046
Miscellaneous	54,263	—	—	54,263
Short-term securities	—	297,734	—	297,734
Total	$5,026,004	$297,734	$1,420	$5,325,158

*Securities with a market value of $88,637,000, which represented 1.67% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$1,459,666
Gross unrealized depreciation on investment securities	(115,616)
Net unrealized appreciation on investment securities	1,344,050
Cost of investment securities for federal income tax purposes	3,981,108

Key to abbreviation

ADR = American Depositary Receipts

Global Small Capitalization FundSM
Investment portfolio

March 31, 2012
unaudited

Common stocks — 88.43%	Shares	Value (000)

CONSUMER DISCRETIONARY — 20.29%
Galaxy Entertainment Group Ltd.1	27,238,000	$75,237
Melco Crown Entertainment Ltd. (ADR)1	3,277,763	44,610
Lions Gate Entertainment Corp.1	3,000,000	41,760
Delticom AG	298,341	31,792
Penske Automotive Group, Inc.	1,205,000	29,679
John Wiley & Sons, Inc., Class A	499,296	23,761
Liberty Media Corp., Class A1	264,387	23,306
Paddy Power PLC	356,000	22,420
Golden Eagle Retail Group Ltd.	7,845,000	20,043
Hankook Tire Co., Ltd.	536,100	19,849
Minth Group Ltd.	16,792,000	19,461
zooplus AG, non-registered shares1,2	327,716	18,204
CDON Group AB1	2,094,186	17,885
Modern Times Group MTG AB, Class B	274,900	15,142
REXLot Holdings Ltd.	162,500,000	14,439
Mood Media Corp.1,3	2,125,000	8,096
Mood Media Corp. (CDI) (GBP denominated)1,3	1,335,000	5,086
Mood Media Corp.1	284,000	1,082
Siam Global House PCL	36,252,000	13,866
CTC Media, Inc.	1,161,136	13,504
Gourmet Master Co., Ltd.	1,583,300	13,116
Parkson Retail Group Ltd.	10,635,500	12,148
Minor International PCL	25,880,000	11,996
Wendy’s Co.	2,320,000	11,623
Statoil Fuel & Retail ASA	1,766,600	11,261
Group 1 Automotive, Inc.	200,000	11,234
Mando Corp.	76,100	11,183
Stella International Holdings Ltd.	4,577,000	11,104
Shopper’s Stop Ltd.	1,452,912	11,085
Zhongsheng Group Holdings Ltd.	5,210,000	10,332
Hyundai Home Shopping Co., Ltd.	86,700	10,254
Brunswick Corp.	392,500	10,107
LeapFrog Enterprises, Inc., Class A1	1,196,780	10,005
Cheil Worldwide Inc.	593,500	9,481
Francesca’s Holdings Corp.1	281,739	8,906
Major Cineplex Group PCL	14,500,000	8,460
HT Media Ltd.	3,060,000	8,391
Café de Coral Holdings Ltd.	2,906,000	8,083
Parkson Retail Asia Ltd.1	6,212,000	7,215
Rightmove PLC	293,665	6,820
Inchcape PLC	1,121,000	6,745
Hongkong and Shanghai Hotels, Ltd.	4,554,014	6,193
Mandarin Oriental International Ltd.	3,740,000	6,040
Churchill Downs Inc.	100,000	5,590
Toll Corp.1	225,000	5,398
Phorm, Inc.1,2,3	4,646,000	4,830
Phorm, Inc.1,2	250,000	380
Ekornes ASA	293,100	5,095
Fourlis1	2,241,820	4,096
Intercontinental Hotels Group PLC	173,562	4,034
P.F. Chang’s China Bistro, Inc.	100,000	3,952
Sportingbet PLC	6,000,000	3,623
Daily Mail and General Trust PLC, Class A, nonvoting	485,000	3,503
Halfords Group PLC	700,000	3,478
CFAO	80,000	3,438
POLYTEC Holding AG, non-registered shares1	364,350	3,332
Entertainment One Ltd.1	1,238,000	3,119
Jumbo SA	635,660	3,103
Boyd Gaming Corp.1	385,000	3,018
Balkrishna Industries Ltd.	179,010	908
GEOX SpA	257,000	840
Cinema City International NV1	80,000	823
Youngone Corp.	23,300	444
Ten Alps PLC1	2,600,000	94
Pantaloon Retail (India) Ltd., Class B	46,640	86
Five Star Travel Corp.1,4,5	219,739	60
CEC Unet PLC1,4	14,911,148	—
		744,248

INDUSTRIALS — 13.14%
International Container Terminal Services, Inc.	34,610,000	52,800
Intertek Group PLC	1,220,000	48,999
MSC Industrial Direct Co., Inc., Class A	423,800	35,294
Moog Inc., Class A1	512,100	21,964
Blount International, Inc.1	1,125,000	18,765
Polypore International, Inc.1	525,000	18,459
Cebu Air, Inc.	11,450,000	17,894
Johnson Electric Holdings Ltd.	26,645,000	16,573
Herman Miller, Inc.	720,000	16,531
JVM Co., Ltd.1,2	411,500	15,653
AirAsia Bhd.	13,578,000	15,291
Goodpack Ltd.	10,490,000	14,771
Mills Estruturas e Serviços de Engenharia SA, ordinary nominative	1,041,700	13,296
Pipavav Defence and Offshore Engineering Co. Ltd.1	6,913,000	10,856
Frigoglass SAIC	1,548,091	10,158
Lonrho PLC1	49,607,000	10,117
PT AKR Corporindo Tbk	21,149,500	9,946
Prysmian SpA	525,000	9,229
Standard Parking Corp.1	430,200	8,819
Landstar System, Inc.	136,000	7,850
Pursuit Dynamics PLC1,2	5,352,637	7,299
Alliance Global Group, Inc.	23,370,000	6,858
BELIMO Holding AG	3,450	6,665
Corrections Corporation of America1	241,900	6,606
Northgate PLC1	1,838,270	6,198
Proto Labs, Inc.1	158,219	5,394
Watsco, Inc.	65,981	4,885
ITE Group PLC	1,280,000	4,545
Hays PLC	3,180,000	4,290
Haitian International Holdings Ltd.	3,790,000	4,251
Dynasty Ceramic PCL	2,000,000	4,230
Carborundum Universal Ltd.	1,350,000	4,129
S1 Corp.	88,000	4,101
Houston Wire & Cable Co.	267,600	3,717
Pfeiffer Vacuum Technology AG, non-registered shares	32,000	3,626
Uponor Oyj	303,000	3,491
Geberit AG	16,500	3,453
MISUMI Group Inc.	119,800	2,914
Praj Industries Ltd.	1,784,875	2,810
American Science and Engineering, Inc.	41,400	2,776
SATS Ltd.	1,250,000	2,476
Beacon Roofing Supply, Inc.1	95,000	2,447
Douglas Dynamics, Inc.	125,000	1,719
TD Power Systems Ltd.1	312,005	1,498
Amtek Engineering Ltd.	2,609,000	1,484
Meyer Burger Technology AG1	83,000	1,356
Boer Power Holdings Ltd.	3,194,000	1,275
Heidelberger Druckmaschinen AG, non-registered shares1	441,000	884
China Automation Group Ltd.	3,265,000	866
Ellaktor SA	423,457	672
RPX Corp.1	39,000	661
Mobile Mini, Inc.1	26,181	553
Amara Raja Batteries Ltd.	67,856	390
Aker Philadelphia Shipyard ASA1,4	110,800	136
American Shipping Co. ASA1	131,538	23
		481,943

INFORMATION TECHNOLOGY — 11.70%
AAC Technologies Holdings Inc.	16,175,100	43,950
Kingboard Chemical Holdings Ltd.	10,787,500	37,715
Hittite Microwave Corp.1	469,900	25,520
Elster Group SE (ADR)1	1,549,741	24,501
Bankrate, Inc.1	966,270	23,915
Delta Electronics (Thailand) PCL	24,482,800	20,634
Kingboard Laminates Holdings Ltd.	43,220,509	20,426
SINA Corp.1	250,000	16,250
Rovi Corp.1	474,550	15,447
Semtech Corp.1	471,000	13,405
Youku.com Inc., Class A (ADR)1	600,000	13,194
Angie’s List, Inc.1	678,280	12,813
Infotech Enterprises Ltd.	3,910,000	11,459
Cardtronics, Inc.1	423,000	11,104
Monster Worldwide, Inc.1	1,123,000	10,949
Cirrus Logic, Inc.1	423,300	10,075
Spectris PLC	340,000	9,805
Quantum Corp.1	3,685,000	9,655
Power Integrations, Inc.	252,900	9,388
AOL Inc.1	467,909	8,876
Hana Microelectronics PCL	11,370,000	8,071
Liquidity Services, Inc.1	177,649	7,959
Kingdee International Software Group Co. Ltd.	26,670,400	6,422
SciQuest, Inc.1	403,900	6,155
OBIC Co., Ltd.	29,230	5,926
Demand Media, Inc.1	767,900	5,567
Tripod Technology Corp.	1,312,240	4,402
Ellie Mae, Inc.1	392,800	4,384
Halma PLC	682,500	4,155
Tangoe, Inc.1	220,000	4,138
OpenTable, Inc.1	92,789	3,755
Immersion Corp.1	563,300	3,076
VTech Holdings Ltd.	230,000	2,948
China High Precision Automation Group Ltd.4	19,890,000	2,561
FormFactor, Inc.1	455,000	2,539
RealPage, Inc.1	118,700	2,276
DTS, Inc.1	59,700	1,804
Playtech Ltd.	285,000	1,660
Remark Media, Inc.1	190,216	1,145
Remark Media, Inc.1,4,5	67,431	290
OnMobile Global Ltd.1	940,000	1,109
		429,423

HEALTH CARE — 10.99%
Illumina, Inc.1	706,400	37,164
BioMarin Pharmaceutical Inc.1	869,800	29,791
athenahealth, Inc.1	383,698	28,440
ZOLL Medical Corp.1	301,177	27,898
Volcano Corp.1	786,767	22,305
Synageva BioPharma Corp.1	560,457	20,104
NuVasive, Inc.1	1,070,400	18,025
Fleury SA, ordinary nominative	1,305,900	17,241
Hikma Pharmaceuticals PLC	1,491,000	16,193
VCA Antech, Inc.1	665,000	15,435
ABIOMED, Inc.1	687,175	15,248
Orthofix International NV1	386,600	14,528
Hill-Rom Holdings, Inc.	428,771	14,325
JSC Pharmstandard (GDR)1	806,865	14,314
CFR Pharmaceuticals SA	38,181,624	9,534
Endo Pharmaceuticals Holdings Inc.1	226,658	8,778
Mauna Kea Technologies SA1	490,000	8,267
Cadence Pharmaceuticals, Inc.1	2,194,500	8,120
Apollo Hospitals Enterprise Ltd.	635,000	7,962
QRxPharma Ltd.1	4,129,927	7,358
GN Store Nord AS	657,000	7,012
Emergent BioSolutions Inc.1	400,000	6,400
Integra LifeSciences Holdings Corp.1	182,690	6,337
Myriad Genetics, Inc.1	226,400	5,357
Exelixis, Inc.1	950,000	4,921
ArthroCare Corp.1	171,100	4,594
Merck Ltd.1	370,857	4,387
Savient Pharmaceuticals, Inc.1	1,949,291	4,249
Fisher & Paykel Healthcare Corp. Ltd.	2,115,000	3,879
Tsumura & Co.	105,000	3,033
Hologic, Inc.1	140,000	3,017
Amplifon SpA	545,000	2,813
Alere Inc.1	85,700	2,229
STENTYS SA1	91,666	1,949
Invacare Corp.	113,500	1,881
		403,088

ENERGY — 8.84%
InterOil Corp.1	1,339,035	68,840
Ophir Energy PLC1	4,379,700	35,552
Comstock Resources, Inc.1	1,327,000	21,007
Kodiak Oil & Gas Corp.1	2,100,000	20,916
Cimarex Energy Co.	249,000	18,792
RusPetro PLC1	4,880,000	16,860
GeoResources, Inc.1	500,000	16,370
Oasis Petroleum Inc.1	500,000	15,415
BPZ Resources, Inc.1	3,337,953	13,452
Exillon Energy PLC1	4,439,000	12,014
Progress Energy Resources Corp.	1,160,000	11,630
International Petroleum Ltd.1	54,894,353	11,088
Amerisur Resources PLC1	23,617,360	9,727
Providence Resources PLC1	1,250,000	9,217
Circle Oil PLC1	22,687,000	7,711
Tethys Petroleum Ltd.1	8,112,100	6,831
Tethys Petroleum Ltd. (GBP denominated)1	763,450	669
Gulf Keystone Petroleum Ltd.1,3	1,250,000	5,243
Goodrich Petroleum Corp.1	210,000	3,994
Ultra Petroleum Corp.1	175,000	3,960
HollyFrontier Corp.	108,000	3,472
Canadian Overseas Petroleum Ltd.1,2,3	8,000,000	1,765
Canadian Overseas Petroleum Ltd.1,2	6,720,000	1,482
Aurelian Oil & Gas PLC1	6,980,000	2,233
Dockwise Ltd.1	90,000	1,857
Wildhorse Energy Ltd.1,2	16,227,016	1,849
LNG Energy Ltd.1,3	16,500,000	1,737
Heritage Oil Ltd.1	331,500	743
		324,426

MATERIALS — 6.97%
African Minerals Ltd.1	3,987,000	35,330
Kenmare Resources PLC1	39,706,150	31,850
Allied Gold Mining PLC (CDI) (AUD denominated)1	6,340,045	11,821
Allied Gold Mining PLC1	3,383,333	6,440
African Petroleum Corp. Ltd.1	10,090,909	17,770
Ube Industries, Ltd.	5,275,000	14,339
Cape Lambert Resources Ltd.1	25,000,000	13,855
Time Technoplast Ltd.2	11,888,000	13,009
OCI Materials Co., Ltd.	200,000	12,144
Cline Mining Corp.1	6,123,179	9,270
Symrise AG	250,000	7,235
Arkema SA	75,000	6,989
FUCHS PETROLUB AG	123,000	6,480
Sirius Minerals PLC1	18,934,910	6,057
Hummingbird Resources PLC1,2	2,775,000	5,881
Cheil Industries Inc.	69,500	5,876
Sylvania Platinum Ltd.1	15,000,000	5,098
Eastern Platinum Ltd.1	8,975,000	3,599
Eastern Platinum Ltd.1,3	2,840,000	1,139
Ausgold Ltd.1	5,000,000	4,506
Chu Kong Petroleum and Natural Gas Steel Pipe Holdings Ltd.	12,030,000	4,214
Midas Holdings Ltd.	13,543,000	4,094
J.K. Cement Ltd.	1,210,367	3,831
AK Steel Holding Corp.	455,000	3,440
Vicat S.A.	48,000	3,188
Sika AG, non-registered shares	1,450	3,139
SOL SpA	520,000	2,916
Mineral Deposits Ltd. (CAD denominated)1	217,200	1,383
Mineral Deposits Ltd.1	176,547	1,149
Mwana Africa PLC1,3	30,000,000	2,411
Mwana Africa PLC1	192,500	16
United Phosphorus Ltd.	710,000	1,813
Rusoro Mining Ltd.1,3	12,500,000	877
Rusoro Mining Ltd.1	13,030,432	914
China Forestry Holdings Co., Ltd.4	26,858,000	1,641
Engro Corp. Ltd.	1,467,180	1,607
Hard Creek Nickel Corp.1	2,995,650	420
Orsu Metals Corp.1	588,231	89
Gurit Holding AG, non-registered shares	101	58
		255,888

FINANCIALS — 4.66%
National Financial Partners Corp.1	1,273,700	19,284
Starwood Property Trust, Inc.	655,000	13,768
Banco Cruzeiro do Sul SA, preferred nominative	1,313,200	9,697
Siam Future Development PCL, nonvoting depository receipt	31,026,375	7,694
Siam Future Development PCL	6,785,325	1,683
Colony Financial, Inc.	565,000	9,255
East West Bancorp, Inc.	363,200	8,386
BS Financial Group Inc.	688,120	8,077
SVB Financial Group1	107,600	6,923
ARA Asset Management Ltd.	5,407,600	6,582
Airesis SA1,2	3,294,151	5,620
Banco Pine SA, preferred nominative	702,192	5,293
Hemaraj Land and Development PCL, nonvoting depositary receipt	55,750,000	5,096
TISCO Financial Group PCL	3,400,000	4,574
Assured Guaranty Ltd.	275,000	4,543
Banco ABC Brasil SA, preferred nominative	594,000	4,321
PT Agung Podomoro Land Tbk1	108,989,000	4,172
First American Financial Corp.	239,540	3,983
Primerica, Inc.	150,000	3,781
Banco Daycoval SA, preferred nominative	707,100	3,769
Old Republic International Corp.	350,000	3,693
Fibra Uno Administración, SA de CV	1,869,300	3,681
Savills PLC	603,000	3,641
Punjab & Sind Bank	2,425,000	3,570
Sampath Bank Ltd.1	2,363,231	3,313
Mahindra Lifespace Developers Ltd.	518,356	3,245
Paraná Banco SA, preferred nominative	382,280	2,739
First Southern Bancorp, Inc.1,4,5	232,830	2,235
Zions Bancorporation	90,000	1,931
Bao Viet Holdings	462,777	1,665
Globe Trade Center SA1	730,000	1,573
PT Summarecon Agung Tbk	8,428,500	1,447
Islamic Arab Insurance Co. (Salama)1,4	5,775,000	1,234
Frasers Centrepoint Trust	410,000	496
		170,964

CONSUMER STAPLES — 3.14%
Brazil Pharma SA, ordinary nominative1	3,434,600	20,132
Wumart Stores, Inc., Class H	8,550,000	18,805
Kernel Holding SA1	572,000	12,485
Hypermarcas SA, ordinary nominative	1,758,800	12,381
Super Group Ltd.	6,420,000	9,218
Petra Foods Ltd.	2,630,000	5,084
HITEJINRO CO., LTD.	194,854	4,428
Engro Foods Ltd.1,3	8,500,000	4,415
Ralcorp Holdings, Inc.1	53,300	3,949
Fresh Market, Inc.1	81,350	3,901
Strauss Group Ltd.1	308,619	3,759
Raia Drogasil SA, ordinary nominative	344,700	3,352
Real Nutriceutical Group Ltd.	10,400,000	3,335
Sundrug Co., Ltd.	97,500	3,016
PT Sumber Alfaria Trijaya Tbk1	5,200,500	2,844
Godrej Consumer Products Ltd.	183,281	1,727
FANCL Corp.	100,000	1,346
Milkiland NV1	164,381	896
Synutra International, Inc.1	13,710	81
		115,154

UTILITIES — 3.03%
ENN Energy Holdings Ltd.	22,239,700	76,752
Glow Energy PCL	3,930,000	7,835
Energy World Corp. Ltd.1	9,625,757	7,827
Equatorial Energia SA, ordinary nominative	870,000	6,529
APR Energy PLC1	270,000	4,081
Greenko Group PLC1	1,850,000	3,729
Ratchaburi Electricity Generating Holding PCL	2,300,000	3,075
Hyflux Ltd	978,000	1,163
		110,991

TELECOMMUNICATION SERVICES — 1.25%
Telephone and Data Systems, Inc.	738,105	17,087
Leap Wireless International, Inc.1	1,450,000	12,658
tw telecom inc.1	290,000	6,426
MetroPCS Communications, Inc.1	592,339	5,343
Total Access Communication PCL	1,602,200	4,259
		45,773

MISCELLANEOUS — 4.42%
Other common stocks in initial period of acquisition		162,217

Total common stocks (cost: $2,743,865,000)		3,244,115

Preferred securities — 0.16%

FINANCIALS — 0.16%
Zions Bancorporation, Series C, 9.50% noncumulative depositary shares	223,160	5,818

Total preferred securities (cost: $4,898,000)		5,818

Rights & warrants — 0.03%

INDUSTRIALS — 0.02%
Goodpack Ltd., warrants, expire 20121	988,000	833

ENERGY — 0.01%
Canadian Overseas Petroleum Ltd., warrants, expire 20131,2,3,4	4,000,000	114
Leni Gas & Oil PLC, warrants, expire 20131,3,4	12,750,000	16
		130

INFORMATION TECHNOLOGY — 0.00%
Kingboard Chemical Holdings Ltd., warrants, expire 20121	732,600	13

MATERIALS — 0.00%
Duluth Exploration Ltd., warrants, expire 20131,4	24,060	3
Rusoro Mining Ltd., warrants, expire 20121,3,4	4,500,000	—
		3

Total rights & warrants (cost: $2,718,000)		979

	Shares or
Convertible securities — 0.15%	principal amount

FINANCIALS — 0.08%
First Southern Bancorp, Inc., Series C, convertible preferred1,4,5	398	1,584
National Financial Partners Corp. 4.00% convertible notes 2017	$1,000,000	1,359
		2,943

INFORMATION TECHNOLOGY — 0.06%
Quantum Corp. 3.50% convertible notes 2015	$2,100,000	2,126

HEALTH CARE — 0.01%
Savient Pharmaceuticals, Inc. 4.75% convertible notes 2018	$1,000,000	420

Total convertible securities (cost: $4,498,000)		5,489

	Principal amount
Bonds, notes & other debt instruments — 0.40%	(000)

TELECOMMUNICATION SERVICES — 0.26%
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 20153	$6,725	6,658
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 20153	2,850	2,821
		9,479

FINANCIALS — 0.14%
First Niagara Financial Group, Inc. 7.25% 2021	3,900	4,181
Synovus Financial Corp. 5.125% 2017	1,285	1,185
		5,366

Total bonds, notes & other debt instruments (cost: $12,770,000)		14,845

Short-term securities — 11.84%

U.S. Treasury Bills 0.07%–0.131% due 5/24–8/16/2012	104,200	104,172
International Bank for Reconstruction and Development 0.06%–0.08% due 4/16–6/4/2012	51,700	51,696
Federal Farm Credit Banks 0.05%–0.11% due 5/10–8/6/2012	36,300	36,292
Toronto-Dominion Holdings USA Inc. 0.12%–0.15% due 4/3–4/17/20123	34,700	34,699
Chariot Funding, LLC 0.21% due 4/5/20123	34,300	34,299
Freddie Mac 0.05%–0.07% due 5/9–6/11/2012	32,200	32,196
Roche Holdings, Inc. 0.08% due 4/23/20123	21,469	21,467
American Honda Finance Corp. 0.18% due 5/2/2012	20,000	19,996
ANZ National (International) Ltd. 0.32% due 5/21/20123	20,000	19,991
Private Export Funding Corp. 0.11% due 4/10/20123	17,700	17,699
Coca-Cola Co. 0.19% due 7/10/20123	14,900	14,893
Fannie Mae 0.055%–0.23% due 6/20–7/16/2012	12,300	12,297
British Columbia (Province of) 0.13% due 4/9/2012	10,700	10,700
Federal Home Loan Bank 0.085% due 5/23/2012	10,000	9,999
Québec (Province of) 0.09% due 4/30/20123	8,400	8,399
National Australia Funding (Delaware) Inc. 0.28% due 4/2/20123	5,700	5,700

Total short-term securities (cost: $434,488,000)		434,495

Total investment securities (cost: $3,203,237,000)		3,705,741
Other assets less liabilities		(36,999)

Net assets		$3,668,742

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.

3Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $202,355,000, which represented 5.52% of the net assets of the fund.

4Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $9,874,000, which represented .27% of the net assets of the fund.

5Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets
First Southern Bancorp, Inc.	12/17/2009	$4,913	$2,235	.06%
First Southern Bancorp, Inc., Series C, convertible preferred	12/17/2009	398	1,584	.04
Remark Media, Inc.	12/17/2007	2,075	290	.01
Five Star Travel Corp.	12/17/2007	55	60	.00
Total restricted securities		$7,441	$4,169	.11%

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended March 31, 2012, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 3/31/2012 (000)

zooplus AG, non-registered shares	271,916	55,800	—	327,716	$—	$18,204
JVM Co., Ltd.	411,500	—	—	411,500	—	15,653
Time Technoplast Ltd.	11,888,000	—	—	11,888,000	—	13,009
Pursuit Dynamics PLC	4,757,900	594,737	—	5,352,637	—	7,299
Pursuit Dynamics PLC, rights, expire 2012	—	594,737	594,737	—	—	—
Hummingbird Resources PLC	2,500,000	275,000	—	2,775,000	—	5,881
Airesis SA	3,294,151	—	—	3,294,151	—	5,620
Phorm, Inc.	4,646,000	—	—	4,646,000	—	4,830
Phorm, Inc.	250,000	—	—	250,000	—	380
Canadian Overseas Petroleum Ltd.	8,000,000	—	—	8,000,000	—	1,765
Canadian Overseas Petroleum Ltd.	6,720,000	—	—	6,720,000	—	1,482
Canadian Overseas Petroleum Ltd.,
warrants, expire 2013	4,000,000	—	—	4,000,000	—	114
Wildhorse Energy Ltd.	16,227,016	—	—	16,227,016	—	1,849
Eveready Industries Inda Ltd.*	4,370,000	—	4,370,000	—	—	—
Trap Oil Group PLC*	11,800,000	—	11,800,000	—	—	—
					$—	$76,086
*Unaffiliated issuer at 3/31/2012.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair value process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2012 (dollars in thousands):

Investment securities:	Level 1*	Level 2	Level 3	Total
Common stocks:
Consumer discretionary	$744,188	$—	$60	$744,248
Industrials	481,807	136	—	481,943
Information technology	426,572	—	2,851	429,423
Health care	403,088	—	—	403,088
Energy	324,426	—	—	324,426
Materials	254,247	—	1,641	255,888
Financials	167,495	1,234	2,235	170,964
Consumer staples	115,154	—	—	115,154
Utilities	110,991	—	—	110,991
Telecommunication services	45,773	—	—	45,773
Miscellaneous	162,217	—	—	162,217
Preferred securities	5,818	—	—	5,818
Rights & warrants	846	130	3	979
Convertible securities	—	3,905	1,584	5,489
Bonds, notes & other debt instruments	—	14,845	—	14,845
Short-term securities	—	434,495	—	434,495
Total	$3,242,622	$454,745	$8,374	$3,705,741

*Securities with a market value of $184,837,000, which represented 5.04% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of trading.

Forward currency contracts†:	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	$—	$55	$—	$55

†Forward currency contracts are not included in the investment portfolio.

Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

As of March 31, 2012, the fund had an open forward currency contract to sell currency, as shown in the following table. The open forward currency contract shown is generally indicative of the level of activity over the prior 12-month period.

					(amounts in thousands)
					Unrealized
			Contract amount		appreciation at
	Settlement date	Counterparty	Receive	Deliver	3/31/2012

Sales:
Australian dollars	4/30/2012	Barclays Bank PLC	$3,771	A$3,600	$55

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$871,039
Gross unrealized depreciation on investment securities	(421,435)
Net unrealized appreciation on investment securities	449,604
Cost of investment securities for federal income tax purposes	3,256,137

Key to abbreviations

ADR = American Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
AUD/A$ = Australian dollars
CAD = Canadian dollars
GBP = British pounds

Growth FundSM
Investment portfolio

March 31, 2012
unaudited

Common stocks — 92.97%	Shares	Value (000)

CONSUMER DISCRETIONARY — 19.57%
Chipotle Mexican Grill, Inc.1	1,366,400	$571,155
lululemon athletica inc.1,2	7,400,000	552,632
Amazon.com, Inc.1	2,604,000	527,336
Home Depot, Inc.	10,306,000	518,495
Wynn Macau, Ltd.	176,900,800	517,111
CarMax, Inc.1	10,342,500	358,368
Johnson Controls, Inc.	6,499,100	211,091
Tiffany & Co.	2,953,000	204,141
Starbucks Corp.	2,500,000	139,725
NIKE, Inc., Class B	1,255,000	136,092
Las Vegas Sands Corp.	2,360,000	135,865
DIRECTV, Class A1	2,670,000	131,738
Time Warner Inc.	2,733,333	103,183
Harman International Industries, Inc.	2,045,000	95,726
Marriott International, Inc., Class A	2,514,430	95,171
Comcast Corp., Class A	3,145,000	94,381
Liberty Media Corp., Class A1	1,008,939	88,938
Wynn Resorts, Ltd.	688,200	85,942
Groupon, Inc., Class A1,3,4	5,064,896	78,198
Lowe’s Companies, Inc.	2,246,000	70,479
Virgin Media Inc.	2,420,000	60,452
Industria de Diseño Textil, SA	570,000	54,598
Best Buy Co., Inc.	2,100,000	49,728
Shaw Communications Inc., Class B, nonvoting	2,218,000	46,911
L’Occitane International SA	18,697,250	44,254
Expedia, Inc.	1,245,000	41,633
Time Warner Cable Inc.	430,000	35,045
Toyota Motor Corp.	765,000	32,996
Penn National Gaming, Inc.1	763,000	32,794
Gentex Corp.	1,200,000	29,400
Sands China Ltd.	5,850,000	22,864
Naspers Ltd., Class N	398,000	22,362
Swatch Group Ltd, non-registered shares	47,000	21,633
PulteGroup, Inc.1	2,000,000	17,700
Ford Motor Co.	1,400,000	17,486
Burberry Group PLC	675,000	16,163
Ocado Group PLC1	8,600,000	15,750
		5,277,536

INFORMATION TECHNOLOGY — 15.59%
Apple Inc.1	2,367,000	1,418,945
Google Inc., Class A1	1,103,000	707,288
ASML Holding NV (New York registered)	2,400,000	120,336
ASML Holding NV	2,250,000	112,471
EMC Corp.1	6,000,000	179,280
Fidelity National Information Services, Inc.	5,403,263	178,956
Texas Instruments Inc.	4,770,000	160,320
International Business Machines Corp.	500,000	104,325
FLIR Systems, Inc.	4,080,800	103,285
Linear Technology Corp.	2,810,000	94,697
Oracle Corp.	3,155,000	92,000
Samsung Electronics Co. Ltd.	74,750	84,115
Dolby Laboratories, Inc., Class A1	2,166,221	82,446
Arm Holdings PLC	8,525,000	80,724
Avago Technologies Ltd.	1,990,700	77,578
VeriSign, Inc.1	2,023,400	77,577
KLA-Tencor Corp.	1,400,000	76,188
First Solar, Inc.1	2,774,895	69,511
Rackspace Hosting, Inc.1	1,160,000	67,036
Compuware Corp.1	7,274,118	66,849
NetApp, Inc.1	1,429,984	64,020
Taiwan Semiconductor Manufacturing Co. Ltd.	17,023,000	48,968
TE Connectivity Ltd.	1,079,125	39,658
Yahoo! Inc.1	2,465,000	37,517
Broadcom Corp., Class A	856,000	33,641
Mail.ru Group Ltd. (GDR)1	500,000	19,725
Zynga Inc., Class B1,3,4	605,884	6,852
		4,204,308

FINANCIALS — 13.97%
Wells Fargo & Co.	17,988,296	614,120
Goldman Sachs Group, Inc.	2,675,000	332,690
Berkshire Hathaway Inc., Class A1	2,515	306,579
American Express Co.	4,000,000	231,440
Bank of America Corp.	22,000,000	210,540
Citigroup Inc.	5,599,500	204,662
Fairfax Financial Holdings Ltd.	224,100	90,220
Fairfax Financial Holdings Ltd. (CAD denominated)	215,000	86,778
Onex Corp.	4,600,500	169,316
JPMorgan Chase & Co.	2,757,920	126,809
YES BANK Ltd.	17,080,000	123,645
XL Group PLC	5,500,000	119,295
Aon Corp.	2,430,000	119,216
Jefferies Group, Inc.	6,287,500	118,456
Agricultural Bank of China, Class H	261,494,000	112,133
ACE Ltd.	1,393,000	101,968
Marsh & McLennan Companies, Inc.	2,300,000	75,417
PNC Financial Services Group, Inc.	1,145,447	73,870
American Tower Corp.	1,150,000	72,473
Morgan Stanley	3,000,000	58,920
ICICI Bank Ltd. (ADR)	1,385,000	48,295
HDFC Bank Ltd. (ADR)	1,250,000	42,625
HDFC Bank Ltd.	303,750	3,100
Legal & General Group PLC	20,932,275	43,760
Toronto-Dominion Bank	515,000	43,711
AMP Ltd.	8,486,711	37,977
Hancock Holding Co.	865,000	30,716
Bank of Nova Scotia	535,000	29,972
Bond Street Holdings LLC, Class A1,3,4	1,625,000	27,755
Charles Schwab Corp.	1,810,000	26,010
Sterling Financial Corp.1,5	1,221,592	25,507
Laurentian Bank of Canada	512,800	23,855
MB Financial, Inc.	1,026,500	21,546
First Republic Bank1	400,000	13,176
New York Community Bancorp, Inc.	200,000	2,782
		3,769,334

ENERGY — 12.80%
Pacific Rubiales Energy Corp.	11,213,900	327,608
Concho Resources Inc.1	3,115,000	317,979
Suncor Energy Inc.	9,389,417	306,783
Core Laboratories NV	2,000,000	263,140
Cobalt International Energy, Inc.1	6,712,400	201,573
Noble Energy, Inc.	1,845,000	180,404
Denbury Resources Inc.1	9,810,800	178,851
MEG Energy Corp.1	4,590,000	176,983
Apache Corp.	1,740,000	174,766
Oceaneering International, Inc.	3,000,000	161,670
Murphy Oil Corp.	2,636,000	148,328
Oasis Petroleum Inc.1	3,570,000	110,063
Rosetta Resources Inc.1	2,135,000	104,103
FMC Technologies, Inc.1	2,000,000	100,840
Southwestern Energy Co.1	3,075,000	94,095
Devon Energy Corp.	1,100,000	78,232
Pioneer Natural Resources Co.	675,000	75,323
Crescent Point Energy Corp.	1,700,000	73,185
Royal Dutch Shell PLC, Class B (ADR)	1,000,000	70,630
Cimarex Energy Co.	740,000	55,848
Talisman Energy Inc.	4,000,000	50,400
Laricina Energy Ltd.1,3,4	1,403,000	43,604
Ophir Energy PLC1	5,370,000	43,591
Canadian Natural Resources, Ltd.	1,290,000	42,756
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	1,600,000	42,496
Newfield Exploration Co.1	869,293	30,147
		3,453,398

HEALTH CARE — 9.83%
Intuitive Surgical, Inc.1	1,097,000	594,300
Gilead Sciences, Inc.1	4,700,000	229,595
Grifols, SA, Class A1	8,770,000	187,145
Grifols, SA, Class B1	877,000	13,568
Regeneron Pharmaceuticals, Inc.1	1,713,400	199,817
Baxter International Inc.	3,212,100	192,019
Edwards Lifesciences Corp.1	2,430,000	176,734
Hospira, Inc.1	4,350,000	162,646
UnitedHealth Group Inc.	2,680,000	157,959
Incyte Corp.1,2	7,910,000	152,663
Celgene Corp.1	1,880,000	145,737
Allergan, Inc.	1,250,000	119,287
PT Kalbe Farma Tbk	236,313,500	91,745
Vertex Pharmaceuticals Inc.1	1,866,026	76,526
Merck & Co., Inc.	1,624,230	62,370
Aveta Inc.1,3,4	2,843,000	31,984
Bristol-Myers Squibb Co.	720,000	24,300
Dendreon Corp.1	1,600,000	17,048
Amylin Pharmaceuticals, Inc.1	333,000	8,312
Human Genome Sciences, Inc.1	1,000,000	8,240
		2,651,995

MATERIALS — 7.95%
Barrick Gold Corp.	7,250,000	315,230
Newmont Mining Corp.	5,487,695	281,354
Potash Corp. of Saskatchewan Inc.	6,118,212	279,541
FMC Corp.	2,000,000	211,720
Praxair, Inc.	1,475,000	169,094
Dow Chemical Co.	4,044,900	140,115
Celanese Corp., Series A	2,675,000	123,532
Gold Fields Ltd.	8,000,000	109,503
Cliffs Natural Resources Inc.	1,460,000	101,120
Rio Tinto PLC	1,638,500	90,312
LyondellBasell Industries NV, Class A	2,030,000	88,610
Walter Energy, Inc.	1,000,000	59,210
James Hardie Industries SE	7,054,393	56,120
CRH PLC	1,922,619	39,232
HudBay Minerals Inc.	3,000,000	32,904
Glencore International PLC	4,281,720	26,668
Schweitzer-Mauduit International, Inc.	298,130	20,589
		2,144,854

INDUSTRIALS — 7.52%
Stericycle, Inc.1	3,390,000	283,540
Boeing Co.	3,065,000	227,944
Union Pacific Corp.	1,770,000	190,240
Rockwell Collins, Inc.	2,256,900	129,907
CSX Corp.	4,155,000	89,416
Fastenal Co.	1,635,000	88,453
United Continental Holdings, Inc.1	3,780,000	81,270
Aggreko PLC	2,131,247	76,701
Air Lease Corp., Class A1	3,183,448	76,626
Cummins Inc.	630,000	75,625
MTU Aero Engines Holding AG	848,728	68,358
W.W. Grainger, Inc.	310,000	66,591
C.H. Robinson Worldwide, Inc.	1,000,000	65,490
General Electric Co.	3,000,000	60,210
Meggitt PLC	8,892,789	57,451
MSC Industrial Direct Co., Inc., Class A	630,000	52,466
General Dynamics Corp.	690,000	50,632
Spirit AeroSystems Holdings, Inc., Class A1	2,003,600	49,008
Iron Mountain Inc.	1,358,900	39,136
Ingersoll-Rand PLC	940,000	38,869
Precision Castparts Corp.	220,000	38,038
Grafton Group PLC, units	7,866,000	32,732
Honeywell International Inc.	515,000	31,441
PACCAR Inc	500,000	23,415
Graco Inc.	420,000	22,285
Lockheed Martin Corp.	150,000	13,479
		2,029,323

CONSUMER STAPLES — 3.97%
Costco Wholesale Corp.	3,215,000	291,922
Philip Morris International Inc.	3,030,000	268,488
Kerry Group PLC, Class A	2,000,000	92,559
AMOREPACIFIC Corp.	82,000	86,773
Estée Lauder Companies Inc., Class A	1,370,000	84,858
CVS/Caremark Corp.	1,385,000	62,048
Diageo PLC	2,500,000	60,081
Procter & Gamble Co.	690,000	46,375
Altria Group, Inc.	1,498,953	46,272
PepsiCo, Inc.	465,000	30,853
		1,070,229

TELECOMMUNICATION SERVICES — 1.52%
CenturyLink, Inc.	4,160,000	160,784
Crown Castle International Corp.1	2,313,537	123,404
América Móvil, SAB de CV, Series L (ADR)	3,990,000	99,072
Telephone and Data Systems, Inc.	1,190,000	27,548
		410,808

UTILITIES — 0.14%
KGen Power Corp.1,2,3,4	3,166,128	26,754
RRI Energy, Inc.1	5,696,500	11,849
		38,603

MISCELLANEOUS — 0.11%
Other common stocks in initial period of acquisition		29,370

Total common stocks (cost: $16,422,721,000)		25,079,758

Convertible securities — 0.21%

ENERGY — 0.21%
Halcón Resources Corp. 8.00% convertible preferred 20181,4,5	656	55,995

Total convertible securities (cost: $59,040,000)		55,995

	Principal amount
Short-term securities — 7.16%	(000)

Fannie Mae 0.08%–0.19% due 5/1–11/19/2012	$579,100	578,693
Freddie Mac 0.06%–0.12% due 4/3–11/6/2012	510,500	510,308
Federal Home Loan Bank 0.075%–0.19% due 4/25–12/5/2012	331,500	331,205
Federal Farm Credit Banks 0.05%–0.19% due 5/17–10/29/2012	111,600	111,528
U.S. Treasury Bills 0.046%–0.117% due 5/10–8/9/2012	97,900	97,876
Chariot Funding, LLC 0.19%–0.25% due 4/3–5/2/20125	60,000	59,995
Straight-A Funding LLC 0.14%–0.18% due 4/16–5/10/20125	57,229	57,223
Procter & Gamble Co. 0.10% due 4/9/20125	52,400	52,399
Wal-Mart Stores, Inc. 0.12% due 4/11/20125	30,000	29,999
Private Export Funding Corp. 0.12%–0.14% due 4/16–4/19/20125	29,800	29,796
Becton, Dickinson and Co. 0.10% due 4/26/2012	25,000	24,994
Google Inc. 0.08% due 4/24/20125	16,200	16,199
Coca-Cola Co. 0.12% due 5/8/20125	15,200	15,198
NetJets Inc. 0.13% due 5/8/20125	10,000	9,999
Walt Disney Co. 0.08% due 4/23/20125	7,400	7,399

Total short-term securities (cost: $1,932,895,000)		1,932,811

Total investment securities (cost: $18,414,656,000)		27,068,564
Other assets less liabilities		(91,816)

Net assets		$26,976,748

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.

3Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets
Groupon, Inc., Class A	12/17/2010	$40,000	$78,198	.29%
Laricina Energy Ltd.	6/21/2011	61,323	43,604	.16
Aveta Inc.	12/21/2005	38,381	31,984	.12
Bond Street Holdings LLC, Class A	8/6/2010	34,125	27,755	.10
KGen Power Corp.	12/19/2006	28,495	26,754	.10
Zynga Inc., Class B	2/18/2011	8,500	6,852	.03
Total restricted securities		$210,824	$215,147	.80%

4Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $271,142,000, which represented 1.01% of the net assets of the fund.

5Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $359,709,000, which represented 1.33% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended March 31, 2012, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 3/31/2012 (000)

lululemon athletica inc.	7,400,000	—	—	7,400,000	$—	$552,632
Incyte Corp.	7,910,000	—	—	7,910,000	—	152,663
KGen Power Corp.	3,166,128	—	—	3,166,128	—	26,754
					$—	$732,049

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair value process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2012 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Consumer discretionary	$5,199,338	$78,198	$—	$5,277,536
Information technology	4,197,456	6,852	—	4,204,308
Financials	3,741,579	—	27,755	3,769,334
Energy	3,409,794	—	43,604	3,453,398
Health care	2,620,011	31,984	—	2,651,995
Materials	2,144,854	—	—	2,144,854
Industrials	2,029,323	—	—	2,029,323
Consumer staples	1,070,229	—	—	1,070,229
Telecommunication services	410,808	—	—	410,808
Utilities	11,849	—	26,754	38,603
Miscellaneous	29,370	—	—	29,370
Convertible securities	—	55,995	—	55,995
Short-term securities	—	1,932,811	—	1,932,811
Total	$24,864,611	$2,105,840	$98,113	$27,068,564

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$9,346,251
Gross unrealized depreciation on investment securities	(888,071)
Net unrealized appreciation on investment securities	8,458,180
Cost of investment securities for federal income tax purposes	18,610,384

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
CAD = Canadian dollars

International FundSM
Investment portfolio

March 31, 2012
unaudited

Common stocks — 91.40%	Shares	Value (000)

FINANCIALS — 14.69%
AIA Group Ltd.	36,381,700	$133,289
Sberbank of Russia (ADR)	7,484,000	96,095
Credit Suisse Group AG	3,311,613	94,392
Bank of China Ltd., Class H	228,632,800	92,153
Prudential PLC	6,570,265	78,556
BNP Paribas SA	1,633,219	77,490
Ping An Insurance (Group) Co. of China, Ltd., Class H	10,056,000	76,014
Housing Development Finance Corp. Ltd.	5,610,122	74,145
Itaú Unibanco Holding SA, preferred nominative (ADR)	3,839,556	73,681
Banco Bradesco SA, preferred nominative	3,382,636	59,093
Erste Bank der oesterreichischen Sparkassen AG	2,218,240	51,152
China Construction Bank Corp., Class H	60,840,200	47,007
ICICI Bank Ltd.	2,595,595	45,355
UniCredit SpA	8,790,336	44,034
China Taiping Insurance Holdings Co. Ltd.1	21,635,000	42,292
Deutsche Bank AG	696,795	34,668
Resona Holdings, Inc.	6,980,000	32,130
Barclays PLC	7,805,000	29,369
UBS AG1	1,947,941	27,297
HSBC Holdings PLC (Hong Kong)	2,500,000	22,052
CapitaMalls Asia Ltd.	16,401,000	21,332
Samsung Card Co., Ltd.	512,020	17,827
China Pacific Insurance (Group) Co., Ltd., Class H	4,392,800	13,605
Industrial and Commercial Bank of China Ltd., Class H	19,969,950	12,884
Deutsche Börse AG	187,085	12,596
HDFC Bank Ltd.	1,227,881	12,529
Shinhan Financial Group Co., Ltd.	318,070	12,281
AXA SA	683,312	11,328
Société Générale	382,375	11,202
Chongqing Rural Commercial Bank Co., Ltd., Class H1	22,613,000	10,804
Sampo Oyj, Class A	298,500	8,627
Kotak Mahindra Bank Ltd.	548,916	5,876
Agricultural Bank of China, Class H	8,100,000	3,473
State Bank of India	38,887	1,600
PT Bank Negara Indonesia (Persero) Tbk	1,874,000	820
		1,387,048

INDUSTRIALS — 12.01%
Ryanair Holdings PLC (ADR)1	5,551,700	201,416
SMC Corp.	693,900	110,326
Legrand SA	2,916,500	107,318
Atlas Copco AB, Class A	2,172,000	52,562
Atlas Copco AB, Class B	1,245,500	26,846
Schneider Electric SA	928,850	60,689
ASSA ABLOY AB, Class B	1,865,000	58,579
Bureau Veritas SA	641,348	56,454
Jardine Matheson Holdings Ltd.	1,113,600	55,680
Marubeni Corp.	7,675,000	55,358
Samsung Engineering Co., Ltd.	259,000	55,318
European Aeronautic Defence and Space Co. EADS NV	1,200,514	49,163
BAE Systems PLC	8,907,684	42,729
Serco Group PLC	3,815,000	33,104
Hutchison Port Holdings Trust2	30,339,000	23,209
Siemens AG	180,000	18,147
Wolseley PLC	408,208	15,566
Brambles Ltd.	2,020,000	14,856
China Merchants Holdings (International) Co., Ltd.	4,358,539	14,593
Fiat Industrial SpA1	1,300,000	13,870
Aggreko PLC	310,428	11,172
Geberit AG	50,500	10,568
AB Volvo, Class B	650,000	9,471
Qantas Airways Ltd.1	4,600,000	8,505
Kühne + Nagel International AG	55,000	7,439
Komatsu Ltd.	260,000	7,410
KONE Oyj, Class B	130,000	7,242
SGS SA	3,700	7,198
		1,134,788

HEALTH CARE — 11.83%
Novartis AG	5,793,613	320,648
Bayer AG	3,172,401	223,145
Teva Pharmaceutical Industries Ltd. (ADR)	3,938,000	177,446
Mindray Medical International Ltd., Class A (ADR)	3,750,000	123,637
Merck KGaA	679,655	75,218
JSC Pharmstandard (GDR)1	3,805,800	67,515
JSC Pharmstandard (GDR)1,2	307,300	5,451
Terumo Corp.	700,000	33,448
Sinopharm Group Co. Ltd., Class H	9,010,000	25,177
Richter Gedeon Nyrt	137,000	23,498
UCB SA	500,000	21,573
CSL Ltd.	275,000	10,224
Essilor International	112,000	9,983
		1,116,963

CONSUMER DISCRETIONARY — 11.78%
Daimler AG	2,282,000	137,597
Hyundai Motor Co.	570,800	117,379
British Sky Broadcasting Group PLC	9,594,500	103,742
Li & Fung Ltd.	42,196,000	96,829
PT Astra International Tbk	6,360,000	51,435
Honda Motor Co., Ltd.	1,302,000	49,472
Belle International Holdings Ltd.	25,700,000	46,134
adidas AG	580,000	45,283
Shangri-La Asia Ltd.	20,686,000	45,232
Maruti Suzuki India Ltd.	1,684,132	44,645
NEXT PLC	805,000	38,409
Tata Motors Ltd.	6,916,670	37,370
Kia Motors Corp.	560,700	36,669
Rakuten, Inc.	25,078	26,269
Techtronic Industries Co. Ltd.	19,019,000	25,716
Cie. Générale des Établissements Michelin, Class B	321,934	23,971
SES SA, Class A (FDR)	948,281	23,530
WPP PLC	1,590,000	21,732
Nissan Motor Co., Ltd.	1,800,000	19,159
Industria de Diseño Textil, SA	192,900	18,477
Bayerische Motoren Werke AG	205,000	18,436
Yamada Denki Co., Ltd.	291,220	18,190
Marks and Spencer Group PLC	2,557,000	15,501
Hyundai Mobis Co., Ltd.	54,500	13,781
H & M Hennes & Mauritz AB, Class B	330,000	11,941
Swatch Group Ltd, non-registered shares	10,500	4,833
Multi Screen Media Private Ltd.1,3,4	82,217	7,230
Reed Elsevier PLC	706,000	6,267
OPAP SA	429,330	4,163
Kesa Electricals PLC	3,173,300	3,553
		1,112,945

INFORMATION TECHNOLOGY — 10.60%
Samsung Electronics Co. Ltd.	309,350	348,106
NetEase.com, Inc. (ADR)1	2,569,735	149,302
Canon, Inc.	1,998,900	94,427
Murata Manufacturing Co., Ltd.	1,253,000	74,253
HOYA Corp.	2,840,600	63,799
HTC Corp.	2,576,000	52,106
ASML Holding NV	748,500	37,415
ZTE Corp., Class H	8,950,000	24,088
SAP AG	336,000	23,464
MediaTek Inc.	2,173,191	20,801
Ibiden Co., Ltd.	730,000	18,671
Nokia Corp.	3,400,000	18,510
Infineon Technologies AG	1,754,000	17,933
Hon Hai Precision Industry Co., Ltd.	3,825,000	14,839
Rohm Co., Ltd.	234,000	11,549
Delta Electronics, Inc.	3,484,867	10,213
Compal Electronics, Inc.	7,026,136	7,903
Hirose Electric Co., Ltd.	70,200	7,370
Keyence Corp.	26,400	6,207
		1,000,956

CONSUMER STAPLES — 8.94%
Anheuser-Busch InBev NV	2,436,414	178,005
Anheuser-Busch InBev NV, VVPR STRIPS1	1,189,792	5
Nestlé SA	2,423,800	152,511
Imperial Tobacco Group PLC	3,200,000	129,751
Danone SA	990,306	69,076
L’Oréal SA	376,000	46,381
L’Oréal SA, bonus shares4	136,000	16,776
Pernod Ricard SA	579,960	60,642
Asahi Group Holdings, Ltd.	1,985,300	43,966
Wilmar International Ltd.	10,019,000	39,054
Koninklijke Ahold NV	2,768,000	38,357
British American Tobacco PLC	612,000	30,840
SABMiller PLC	379,600	15,237
Wesfarmers Ltd.	430,304	13,381
Wm Morrison Supermarkets PLC	2,180,000	10,391
		844,373

TELECOMMUNICATION SERVICES — 6.34%
América Móvil, SAB de CV, Series L (ADR)	5,734,000	142,375
MTN Group Ltd.	7,474,900	131,568
SOFTBANK CORP.	2,275,000	67,258
Millicom International Cellular SA (SDR)	514,700	58,349
Philippine Long Distance Telephone Co.	689,500	43,360
Hellenic Telecommunications Organization SA	6,910,000	29,399
TeliaSonera AB	4,035,000	28,141
Bharti Airtel Ltd.	3,587,800	23,797
Axiata Group Bhd.	13,700,000	23,254
OJSC Mobile TeleSystems (ADR)	1,199,100	21,992
Koninklijke KPN NV	1,182,062	13,003
Vodafone Group PLC	3,726,250	10,263
Turkcell Iletisim Hizmetleri AS1	1,250,000	6,396
Bayan Telecommunications Holdings Corp., Class A1,3,4	43,010	—
Bayan Telecommunications Holdings Corp., Class B1,3,4	14,199	—
		599,155

MATERIALS — 6.27%
Linde AG	814,600	146,179
ArcelorMittal	4,803,500	91,804
Syngenta AG	170,200	58,845
Svenska Cellulosa AB SCA, Class B	3,015,000	52,226
Nitto Denko Corp.	1,091,200	43,967
PT Semen Gresik (Persero) Tbk	30,896,000	41,391
CRH PLC	1,551,788	31,665
Grasim Industries Ltd.	426,263	21,981
Givaudan SA	19,832	19,114
LG Chem, Ltd.	58,000	18,940
BASF SE	210,000	18,370
Akzo Nobel NV	300,000	17,713
Vicat S.A.	170,455	11,323
Amcor Ltd.	1,400,000	10,789
POSCO	24,900	8,351
		592,658

ENERGY — 4.73%
BP PLC	29,414,802	217,625
Royal Dutch Shell PLC, Class B	2,003,000	70,467
Royal Dutch Shell PLC, Class A	372,000	13,024
OAO Gazprom (ADR)	4,260,000	51,972
Reliance Industries Ltd.	1,785,000	26,299
Eni SpA	500,000	11,730
PTT PCL	1,000,000	11,475
INPEX CORP.	1,600	10,806
China National Offshore Oil Corp.	4,850,000	9,968
Nexen Inc.	445,000	8,166
Canadian Natural Resources, Ltd.	240,000	7,955
Woodside Petroleum Ltd.	193,450	6,975
		446,462

UTILITIES — 2.99%
Power Grid Corp. of India Ltd.	58,601,640	124,404
International Power PLC	8,190,000	53,054
SSE PLC	1,566,800	33,306
GDF SUEZ	1,000,000	25,834
ENN Energy Holdings Ltd.	6,264,000	21,618
GAIL (India) Ltd.	2,350,000	17,356
CEZ, a s	160,700	6,904
		282,476

MISCELLANEOUS — 1.22%
Other common stocks in initial period of acquisition		115,225

Total common stocks (cost: $7,126,433,000)		8,633,049

	Principal amount
Bonds, notes & other debt instruments — 0.15%	(000)

FINANCIALS — 0.15%
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	€7,000	9,411
Barclays Bank PLC, Series RCI, junior subordinated 14.00% (undated)5	£2,535	4,987

Total bonds, notes & other debt instruments (cost: $13,913,000)		14,398

Short-term securities — 8.24%

Fannie Mae 0.07%–0.14% due 4/2/2012–1/7/2013	$218,987	218,825
Federal Home Loan Bank 0.075%–0.18% due 5/18–10/18/2012	143,200	143,146
Federal Farm Credit Banks 0.10%–0.12% due 5/3–11/26/2012	75,000	74,968
U.S. Treasury Bills 0.048%–0.103% due 4/12–7/19/2012	71,500	71,490
Freddie Mac 0.05%–0.15% due 6/1–10/2/2012	58,300	58,284
Private Export Funding Corp. 0.14%–0.15% due 4/10–4/30/20122	55,200	55,192
Chariot Funding, LLC 0.21% due 4/5/20122	40,700	40,699
BHP Billiton Finance (USA) Limited 0.17% due 5/9/20122	34,700	34,687
eBay Inc. 0.14% due 5/10/20122	31,500	31,496
National Australia Funding (Delaware) Inc. 0.25% due 5/1/20122	29,600	29,597
Roche Holdings, Inc. 0.06% due 4/2/20122	7,500	7,500
Johnson & Johnson 0.04% due 4/3/20122	4,600	4,600
NetJets Inc. 0.05% due 4/2/20122	4,000	4,000
Walt Disney Co. 0.10% due 5/24/20122	3,150	3,149

Total short-term securities (cost: $777,670,000)		777,633

Total investment securities (cost: $7,918,016,000)		9,425,080
Other assets less liabilities		20,063

Net assets		$9,445,143

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $239,580,000, which represented 2.54% of the net assets of the fund.

3Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	dates	(000)	(000)	assets
Multi Screen Media Private Ltd.	9/6/2000–4/18/2002	$32,519	$7,230	.08%
Bayan Telecommunications Holdings Corp., Class A	2/11/1998–8/31/1998	104	—	.00
Bayan Telecommunications Holdings Corp., Class B	2/11/1998–8/31/1998	34	—	.00
Total restricted securities		$32,657	$7,230	.08%

4Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $24,006,000, which represented .25% of the net assets of the fund.
5Coupon rate may change periodically.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair value process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2012 (dollars in thousands):

Investment securities:	Level 1*	Level 2	Level 3	Total
Common stocks:
Financials	$1,387,048	$—	$—	$1,387,048
Industrials	1,134,788	—	—	1,134,788
Health care	1,116,963	—	—	1,116,963
Consumer discretionary	1,105,715	—	7,230	1,112,945
Information technology	1,000,956	—	—	1,000,956
Consumer staples	827,597	16,776	—	844,373
Telecommunication services	599,155	—	—	599,155
Materials	592,658	—	—	592,658
Energy	446,462	—	—	446,462
Utilities	282,476	—	—	282,476
Miscellaneous	115,225	—	—	115,225
Bonds, notes & other debt instruments	—	14,398	—	14,398
Short-term securities	—	777,633	—	777,633
Total	$8,609,043	$808,807	$7,230	$9,425,080

*Securities with a market value of $709,388,000, which represented 7.51% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

Forward currency contracts†:	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	$—	$809	$—	$809

†Forward currency contracts are not included in the investment portfolio.

Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

As of March 31, 2012, the fund had an open forward currency contract to sell currency, as shown in the following table. The open forward currency contract shown is generally indicative of the level of activity over the prior 12-month period.

					(amounts in thousands)
					Unrealized
			Contract amount		appreciation at
	Settlement date	Counterparty	Receive	Deliver	3/31/2012

Sales:
Australian dollars	4/4/2012	UBS AG	$23,584	A$22,000	$809

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$1,962,627
Gross unrealized depreciation on investment securities	(511,818)
Net unrealized appreciation on investment securities	1,450,809
Cost of investment securities for federal income tax purposes	7,974,271

Key to abbreviations and symbols

ADR = American Depositary Receipts
FDR = Fiduciary Depositary Receipts
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts
€ = Euros
£ = British pounds

New World Fund®
Investment portfolio

March 31, 2012
unaudited

Common stocks — 83.49%	Shares	Value (000)

CONSUMER STAPLES — 15.47%
OJSC Magnit (GDR)	1,227,000	$35,755
OJSC Magnit (GDR)1	64,500	1,880
Nestlé SA	590,000	37,124
Shoprite Holdings Ltd.	1,980,000	35,439
SABMiller PLC	744,500	29,884
Anheuser-Busch InBev NV	383,700	28,033
Wal-Mart de México, SAB de CV, Series V (ADR)	629,000	21,116
Wal-Mart de México, SAB de CV, Series V	570,000	1,919
Pernod Ricard SA	213,600	22,335
Coca-Cola Co.	259,500	19,206
British American Tobacco PLC	335,129	16,888
Unilever NV, depository receipts	354,500	12,063
Procter & Gamble Co.	160,000	10,754
Grupo Modelo, SAB de CV, Series C	1,515,000	10,564
Grupo Nutresa SA	827,458	10,030
PepsiCo, Inc.	150,000	9,952
United Breweries Ltd.	874,904	9,260
Kimberly-Clark de México, SAB de CV, Class A	3,900,000	8,660
China Yurun Food Group Ltd.	5,019,000	7,135
United Spirits Ltd.	580,142	6,902
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	150,000	6,198
Japan Tobacco Inc.	1,040	5,855
Olam International Ltd.	2,800,000	5,257
Olam International Ltd.1	218,124	409
Avon Products, Inc.	232,200	4,495
Wilmar International Ltd.	1,000,000	3,898
Danone SA	51,872	3,618
CP ALL PCL	1,300,000	2,760
Adecoagro SA2	241,200	2,607
Coca-Cola Icecek AS, Class C	165,000	2,106
Tingyi (Cayman Islands) Holding Corp.	660,000	1,908
		374,010

CONSUMER DISCRETIONARY — 13.03%
Truworths International Ltd.	2,755,000	29,005
Naspers Ltd., Class N	491,000	27,587
Toyota Motor Corp.	542,300	23,390
Bayerische Motoren Werke AG	240,000	21,583
Wynn Macau, Ltd.	6,849,200	20,021
Hyundai Mobis Co., Ltd.	75,400	19,065
Golden Eagle Retail Group Ltd.	7,000,000	17,884
Honda Motor Co., Ltd.	455,000	17,289
McDonald’s Corp.	175,000	17,166
Tata Motors Ltd.	3,000,000	16,209
Hero MotoCorp Ltd.	336,000	13,555
Swatch Group Ltd	95,000	7,635
Swatch Group Ltd, non-registered shares	10,450	4,810
Arcos Dorados Holdings Inc., Class A	662,000	11,976
Daimler AG	171,400	10,335
Dongfeng Motor Group Co., Ltd., Class H	5,111,000	9,227
Kia Motors Corp.	135,000	8,829
Parkson Holdings Bhd.	4,801,526	8,417
Mr Price Group Ltd.	592,000	7,281
Ctrip.com International, Ltd. (ADR)2	300,500	6,503
Nikon Corp.	185,000	5,615
Li & Fung Ltd.	2,373,200	5,446
Sotheby’s Holdings, Inc.	80,000	3,147
Desarrolladora Homex, SA de CV (ADR)2	160,000	3,002
		314,977

HEALTH CARE — 10.06%
Novo Nordisk A/S, Class B	256,420	35,502
Cochlear Ltd.	500,000	32,059
Baxter International Inc.	497,300	29,728
Novartis AG	429,500	23,771
Amil Participações SA, ordinary nominative	1,997,410	20,790
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	14,408,000	16,457
Krka, dd, Novo mesto	239,640	16,022
Teva Pharmaceutical Industries Ltd. (ADR)	350,000	15,771
JSC Pharmstandard (GDR)2	842,000	14,937
Waters Corp.2	117,000	10,841
Grifols, SA, Class A2	418,094	8,922
Grifols, SA, Class B2	31,970	495
PT Kalbe Farma Tbk	23,910,000	9,283
Sinopharm Group Co. Ltd., Class H	3,074,300	8,591
		243,169

FINANCIALS — 8.57%
PT Bank Rakyat Indonesia (Persero) Tbk	33,990,000	25,834
Agricultural Bank of China, Class H	46,767,000	20,054
Sberbank of Russia (ADR)	1,457,500	19,090
Housing Development Finance Corp. Ltd.	1,353,000	17,882
Industrial and Commercial Bank of China Ltd., Class H	26,736,700	17,249
Kotak Mahindra Bank Ltd.	1,373,886	14,706
Bank of the Philippine Islands	8,185,412	14,108
China Life Insurance Co. Ltd., Class H	4,445,000	11,534
Citigroup Inc.	260,000	9,503
Banco Santander (Brasil) SA, units	911,000	8,384
Türkiye Garanti Bankasi AS	2,018,765	7,997
Ayala Land, Inc.	15,000,000	7,249
BR MALLS Participações SA, ordinary nominative	465,400	6,066
FirstRand Ltd.	1,915,127	5,917
Itaúsa — Investimentos Itaú SA, preferred nominative	900,000	5,547
CITIC Securities Co. Ltd., Class H2	2,158,500	4,336
DLF Ltd.	850,000	3,366
Bank Pekao SA	60,000	2,992
Prudential PLC	207,320	2,479
Banco Industrial e Comercial SA, preferred nominative	512,900	2,023
MMI Holdings Ltd.	323,208	746
China Construction Bank Corp., Class H	535	—
		207,062

ENERGY — 7.49%
Royal Dutch Shell PLC, Class B	600,000	21,108
Royal Dutch Shell PLC, Class B (ADR)	63,000	4,450
Cobalt International Energy, Inc.2	724,000	21,742
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	718,520	19,084
Oil Search Ltd.	2,518,000	18,180
Pacific Rubiales Energy Corp.	608,800	17,786
INPEX CORP.	1,790	12,089
Saipem SpA, Class S	233,000	12,035
Ophir Energy PLC2	1,480,000	12,014
Cairn India Ltd.2	1,645,000	10,781
Noble Energy, Inc.	100,000	9,778
TOTAL SA	120,000	6,120
TOTAL SA (ADR)	32,500	1,661
Oil and Gas Development Co. Ltd.	4,000,000	7,398
Chevron Corp.	45,000	4,826
OAO TMK (GDR)1	142,826	1,914
		180,966

INDUSTRIALS — 6.39%
Cummins Inc.	192,500	23,108
Schneider Electric SA	296,440	19,369
Intertek Group PLC	428,200	17,198
Siemens AG	138,100	13,922
Boart Longyear Ltd.	3,145,000	13,552
United Technologies Corp.	148,000	12,275
Container Corp. of India Ltd.	609,735	11,428
CCR SA, ordinary nominative	1,400,700	11,341
Experian PLC	598,000	9,321
Aggreko PLC	141,921	5,108
KBR, Inc.	124,900	4,440
Nabtesco Corp.	213,300	4,376
China Railway Construction Corp. Ltd., Class H	4,759,500	2,960
Kubota Corp.	277,000	2,661
Makita Corp.	61,700	2,475
Komatsu Ltd.	28,000	798
		154,332

INFORMATION TECHNOLOGY — 6.10%
Samsung Electronics Co. Ltd.	33,310	37,483
Google Inc., Class A2	48,600	31,164
Infosys Ltd.	410,200	23,079
Mail.ru Group Ltd. (GDR)2	449,709	17,741
Taiwan Semiconductor Manufacturing Co. Ltd.	3,060,000	8,802
HTC Corp.	400,000	8,091
NetEase.com, Inc. (ADR)2	120,000	6,972
TDK Corp.	110,000	6,233
Yahoo! Inc.2	370,000	5,632
Corning Inc.	160,000	2,253
		147,450

MATERIALS — 5.61%
Holcim Ltd	388,361	25,340
Linde AG	109,000	19,560
Aquarius Platinum Ltd.	6,604,833	15,257
Orica Ltd.	429,122	12,433
Ambuja Cements Ltd.	3,358,000	11,350
Northam Platinum Ltd.	2,260,000	10,052
Fibria Celulose SA, ordinary nominative (ADR)	1,156,138	9,700
Sigma-Aldrich Corp.	90,000	6,575
Vale SA, Class A, preferred nominative	252,000	5,724
BHP Billiton PLC	180,020	5,493
Sinofert Holdings Ltd.	20,500,000	4,989
Anhui Conch Cement Co. Ltd., Class H	1,136,000	3,599
PT Semen Gresik (Persero) Tbk	2,341,000	3,136
First Quantum Minerals Ltd.	127,500	2,431
		135,639

TELECOMMUNICATION SERVICES — 4.77%
América Móvil, SAB de CV, Series L (ADR)	1,887,750	46,873
América Móvil, SAB de CV, Series L	1,700,000	2,117
SOFTBANK CORP.	688,800	20,364
NII Holdings, Inc., Class B2	553,800	10,140
China Telecom Corp. Ltd., Class H	14,504,000	8,031
Hellenic Telecommunications Organization SA	1,674,933	7,126
Telekomunikacja Polska SA	1,200,000	6,597
Vodafone Group PLC	2,217,253	6,107
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	5,440,000	4,164
PT XL Axiata Tbk	6,970,000	3,849
		115,368

UTILITIES — 1.42%
Cheung Kong Infrastructure Holdings Ltd.	2,070,000	12,595
International Power PLC	1,750,000	11,336
CLP Holdings Ltd.	1,000,000	8,628
PGE Polska Grupa Energetyczna SA	280,000	1,738
		34,297

MISCELLANEOUS — 4.58%
Other common stocks in initial period of acquisition		110,587

Total common stocks (cost: $1,554,426,000)		2,017,857

	Principal amount
Bonds, notes & other debt instruments — 10.69%	(000)

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 8.83%
United Mexican States Government Global, Series A, 6.375% 2013	$4,375	4,565
United Mexican States Government, Series MI10, 8.00% 2013	MXN7,671	632
United Mexican States Government Global 5.875% 2014	$550	597
United Mexican States Government, Series MI10, 9.50% 2014	MXN 25,500	2,226
United Mexican States Government, Series M10, 8.00% 2015	117,300	10,053
United Mexican States Government Global, Series A, 5.625% 2017	$2,000	2,323
United Mexican States Government, Series M10, 7.75% 2017	MXN10,000	870
United Mexican States Government Global, Series A, 5.125% 2020	$1,584	1,826
United Mexican States Government Global, Series A, 3.625% 2022	1,500	1,537
United Mexican States Government, Series M30, 10.00% 2036	MXN22,500	2,259
United Mexican States Government Global, Series A, 6.05% 2040	$3,520	4,259
United Mexican States Government Global, Series A, 5.75% 2110	1,030	1,063
Brazil (Federal Republic of) Global 6.00% 2017	575	683
Brazil (Federal Republic of) 6.00% 20173	BRL2,086	1,240
Brazil (Federal Republic of) 10.00% 2017	1,850	987
Brazil (Federal Republic of) Global 8.00% 20184	$2,523	3,017
Brazil (Federal Republic of) 6.00% 20203	BRL2,437	1,445
Brazil (Federal Republic of) Global 4.875% 2021	$1,500	1,705
Brazil (Federal Republic of) Global 10.125% 2027	1,025	1,713
Brazil (Federal Republic of) Global 11.00% 2040	7,565	10,005
Brazil (Federal Republic of) Global 5.625% 2041	490	567
Brazil (Federal Republic of) 6.00% 20453	BRL4,173	2,621
Turkey (Republic of) 4.00% 20153	TRY2,161	1,342
Turkey (Republic of) 7.25% 2015	$1,700	1,895
Turkey (Republic of) 10.00% 2015	TRY7,668	4,397
Turkey (Republic of) 7.00% 2016	$2,000	2,260
Turkey (Republic of) 9.00% 2016	TRY4,800	2,680
Turkey (Republic of) 7.50% 2017	$1,500	1,736
Turkey (Republic of) 6.75% 2018	1,500	1,689
Turkey (Republic of) 7.00% 2019	800	918
Turkey (Republic of) 10.50% 2020	TRY950	567
Turkey (Republic of) 5.625% 2021	$1,800	1,887
Turkey (Republic of) 6.875% 2036	600	669
Turkey (Republic of) 6.75% 2040	500	547
Philippines (Republic of), Series 743, 8.75% 2013	PHP112,000	2,745
Philippines (Republic of) 8.25% 2014	$1,000	1,111
Philippines (Republic of) 5.875% 2018	PHP100,000	2,451
Philippines (Republic of) 9.875% 2019	$2,200	3,091
Philippines (Republic of) 4.95% 2021	PHP75,000	1,823
Philippines (Republic of) 7.75% 2031	$2,235	3,095
Philippines (Republic of) 6.25% 2036	PHP185,000	4,597
Colombia (Republic of) Global 8.25% 2014	$400	473
Colombia (Republic of) Global 12.00% 2015	COP4,716,000	3,322
Colombia (Republic of) Global 7.375% 2017	$3,075	3,821
Colombia (Republic of) Global 11.75% 2020	315	503
Colombia (Republic of) Global 4.375% 2021	960	1,049
Colombia (Republic of) Global 8.125% 2024	635	903
Colombia (Republic of) Global 9.85% 2027	COP3,308,000	2,617
Colombia (Republic of) Global 7.375% 2037	$2,094	2,953
Colombia (Republic of) Global 6.125% 2041	970	1,193
Chilean Government 3.875% 2020	9,480	10,195
Chilean Government 5.50% 2020	CLP1,900,000	4,084
Chilean Government 3.25% 2021	$1,235	1,260
Indonesia (Republic of) 6.875% 2018	500	599
Indonesia (Republic of) 5.875% 2020	3,100	3,573
Indonesia (Republic of) 4.875% 20211	3,000	3,266
Indonesia (Republic of) 4.875% 2021	1,725	1,878
Indonesia (Republic of) 6.625% 2037	750	930
Indonesia (Republic of) 7.75% 2038	800	1,114
Peru (Republic of) 8.375% 2016	1,706	2,128
Peru (Republic of) 7.35% 2025	3,425	4,696
Peru (Republic of) 8.75% 2033	2,064	3,212
Peru (Republic of) 6.55% 20374	782	1,000
Hungarian Government, Series 15/A, 8.00% 2015	HUF100,000	446
Hungarian Government 6.25% 2020	$4,825	4,426
Hungarian Government, Series 20A, 7.50% 2020	HUF320,000	1,325
Hungarian Government 6.375% 2021	$1,550	1,426
Hungarian Government 7.625% 2041	810	737
Polish Government, Series 0413, 5.25% 2013	PLN4,550	1,475
Polish Government 5.00% 2015	$300	327
Polish Government, Series 0415, 5.50% 2015	PLN3,000	987
Polish Government 6.375% 2019	$2,770	3,234
Polish Government, Series 1021, 5.75% 2021	PLN2,000	657
Polish Government 5.00% 2022	$1,190	1,260
Russian Federation 3.25% 20171	800	802
Russian Federation 7.50% 20304	2,881	3,460
Russian Federation 7.50% 20301,4	2,844	3,417
Argentina (Republic of) 7.00% 2015	4,790	4,501
Argentina (Republic of) 8.28% 20334,5	2,934	2,176
Argentina (Republic of) GDP-Linked 2035	7,400	981
Venezuela (Republic of) 5.75% 2016	1,600	1,428
Venezuela (Republic of) 12.75% 20224	2,000	2,110
Venezuela (Republic of) 9.25% 2027	3,285	2,914
Croatian Government 6.75% 20191	2,995	3,011
Croatian Government 6.75% 2019	120	121
Croatian Government 6.625% 2020	880	876
Croatian Government 6.625% 20201	500	498
Croatian Government 6.375% 20211	1,450	1,394
Panama (Republic of) Global 7.125% 2026	890	1,193
Panama (Republic of) Global 8.875% 2027	300	461
Panama (Republic of) Global 9.375% 2029	1,148	1,844
Panama (Republic of) Global 6.70% 20364	859	1,134
South Africa (Republic of), Series R-203, 8.25% 2017	ZAR9,000	1,223
South Africa (Republic of) 5.50% 2020	$1,000	1,120
South Africa (Republic of), Series R-207, 7.25% 2020	ZAR5,500	696
South Africa (Republic of) 6.25% 2041	$600	705
State of Qatar 6.40% 2040	2,860	3,353
Dominican Republic 9.04% 20184	437	483
Dominican Republic 7.50% 20214	100	104
Dominican Republic 8.625% 20271,4	1,150	1,208
Uruguay (Republic of) 4.375% 20283	UYU30,017	1,731
Thai Government 3.625% 2015	THB40,000	1,300
Bahrain Government 5.50% 2020	$1,130	1,124
Nigeria (Republic of) 6.75% 20211	910	1,001
Malaysian Government, Series 204, 5.094% 2014	MYR1,000	339
		213,470

ENERGY — 0.57%
Gazprom OJSC 5.092% 20151	$1,275	1,342
Gazprom OJSC, Series 9, 6.51% 2022	1,000	1,095
Gazprom OJSC 6.51% 20221	600	657
Gazprom OJSC 7.288% 2037	1,200	1,367
Pemex Project Funding Master Trust 4.875% 20221	1,300	1,368
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	1,800	2,070
Pemex Project Funding Master Trust 6.50% 20411	220	249
Petrobras International 5.75% 2020	1,300	1,446
Petrobras International 5.375% 2021	1,445	1,562
PTT Exploration & Production Ltd 5.692% 20211	1,000	1,076
Reliance Holdings Ltd. 4.50% 20201	1,020	985
Ras Laffan Liquefied Natural Gas II 5.298% 20201,4	617	663
		13,880

FINANCIALS — 0.52%
BBVA Bancomer SA, junior subordinated 7.25% 20201	3,725	3,958
BBVA Bancomer SA 6.50% 20211	1,075	1,126
Development Bank of Kazakhstan 5.50% 20151	2,810	3,021
HSBK (Europe) BV 7.25% 20211	1,840	1,905
VEB Finance Ltd. 6.902% 20201	1,085	1,177
VEB Finance Ltd. 6.80% 20251	500	524
Korea Development Bank 4.00% 2016	450	471
Korea Development Bank 3.50% 2017	250	255
Banco de Crédito del Perú 5.375% 20201	100	103
		12,540

MATERIALS — 0.46%
CEMEX Finance LLC 9.50% 20161	2,900	2,908
CEMEX, SAB de CV 9.00% 20181	4,970	4,709
CEMEX SA 9.25% 2020	1,250	1,159
CEMEX SA 9.25% 20201	1,063	986
Mongolian Mining Corp. 8.875% 20171	1,300	1,293
		11,055

UTILITIES — 0.25%
Eskom Holdings Ltd. 5.75% 20211	2,985	3,149
AES Panamá, SA 6.35% 20161	1,100	1,199
CEZ, a s 4.25% 20221	945	943
Enersis SA 7.375% 2014	650	709
		6,000

CONSUMER STAPLES — 0.06%
BFF International Ltd. 7.25% 20201	1,200	1,358

Total bonds, notes & other debt instruments (cost: $237,690,000)		258,303

Short-term securities — 6.63%

BHP Billiton Finance (USA) Limited 0.15% due 4/17–4/23/20121	30,900	30,894
Bank of Nova Scotia 0.10% due 4/5/2012	20,000	20,000
Variable Funding Capital Company LLC 0.12% due 5/7/20121	19,700	19,697
Private Export Funding Corp. 0.11% due 4/10/20121	16,600	16,599
Freddie Mac 0.05% due 5/9/2012	15,000	14,999
Paccar Financial Corp. 0.12% due 4/23/2012	13,800	13,799
Federal Home Loan Bank 0.07%–0.16% due 5/15–6/20/2012	13,400	13,398
British Columbia (Province of) 0.13% due 4/9/2012	12,500	12,500
Toronto-Dominion Holdings USA Inc. 0.12% due 4/17/20121	11,200	11,199
National Australia Funding (Delaware) Inc. 0.28% due 4/2/20121	7,100	7,100

Total short-term securities (cost: $160,189,000)		160,185

Total investment securities (cost: $1,952,305,000)		2,436,345
Other assets less liabilities		(19,615)

Net assets		$2,416,730

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $138,988,000, which represented 5.75% of the net assets of the fund.

2Security did not produce income during the last 12 months.
3Index-linked bond whose principal amount moves with a government price index.
4Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
5Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair value process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2012 (dollars in thousands):

Investment securities:	Level 1*	Level 2	Level 3	Total
Common stocks:
Consumer staples	$374,010	$—	$—	$374,010
Consumer discretionary	314,977	—	—	314,977
Health care	243,169	—	—	243,169
Financials	207,062	—	—	207,062
Energy	180,966	—	—	180,966
Industrials	154,332	—	—	154,332
Information technology	147,450	—	—	147,450
Materials	135,639	—	—	135,639
Telecommunication services	115,368	—	—	115,368
Utilities	34,297	—	—	34,297
Miscellaneous	110,587	—	—	110,587
Bonds, notes & other debt instruments:
Bonds & notes of governments &
government agencies outside the U.S.	—	213,470	—	213,470
Corporate bonds & notes	—	44,833	—	44,833
Short-term securities	—	160,185	—	160,185
Total	$2,017,857	$418,488	$—	$2,436,345

*Securities with a market value of $93,927,000, which represented 3.89% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$563,301
Gross unrealized depreciation on investment securities	(91,125)
Net unrealized appreciation on investment securities	472,176
Cost of investment securities for federal income tax purposes	1,964,169

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
BRL = Brazilian reais
CLP = Chilean pesos
COP = Colombian pesos
HUF = Hungarian forints
MXN = Mexican pesos
MYR = Malaysian ringgits
PHP = Philippine pesos
PLN = Polish zloty
THB = Thai baht
TRY = Turkish lira
UYU = Uruguayan pesos
ZAR = South African rand

Blue Chip Income and Growth FundSM
Investment portfolio

March 31, 2012
unaudited

Common stocks — 91.53%	Shares	Value (000)

INFORMATION TECHNOLOGY — 16.73%
Microsoft Corp.	6,450,000	$208,013
Apple Inc.1	180,000	107,905
International Business Machines Corp.	480,000	100,152
Hewlett-Packard Co.	3,900,000	92,937
Oracle Corp.	2,350,000	68,526
Intel Corp.	2,200,000	61,842
Texas Instruments Inc.	1,630,000	54,784
QUALCOMM Inc.	500,000	34,010
Cisco Systems, Inc.	1,300,000	27,495
Linear Technology Corp.	550,000	18,535
Maxim Integrated Products, Inc.	600,000	17,154
Yahoo! Inc.1	800,000	12,176
		803,529

INDUSTRIALS — 12.99%
General Electric Co.	4,400,000	88,308
United Parcel Service, Inc., Class B	850,000	68,612
United Technologies Corp.	760,000	63,034
CSX Corp.	2,850,000	61,332
Union Pacific Corp.	375,000	40,305
Norfolk Southern Corp.	592,800	39,024
Illinois Tool Works Inc.	650,000	37,128
Rockwell Automation	450,000	35,865
Emerson Electric Co.	600,000	31,308
Eaton Corp.	600,000	29,898
Ingersoll-Rand PLC	700,000	28,945
Masco Corp.	1,950,000	26,072
Waste Management, Inc.	600,000	20,976
Textron Inc.	685,000	19,064
General Dynamics Corp.	234,600	17,215
Pitney Bowes Inc.	485,400	8,533
Southwest Airlines Co.	1,000,000	8,240
		623,859

ENERGY — 11.56%
Royal Dutch Shell PLC, Class B (ADR)	1,300,000	91,819
Royal Dutch Shell PLC, Class A (ADR)	900,000	63,117
ConocoPhillips	1,400,000	106,414
Chevron Corp.	770,000	82,575
BP PLC (ADR)	1,477,349	66,481
Schlumberger Ltd.	450,000	31,468
Apache Corp.	245,000	24,608
EOG Resources, Inc.	210,000	23,331
Exxon Mobil Corp.	200,000	17,346
Spectra Energy Corp	541,700	17,091
Baker Hughes Inc.	317,600	13,320
Marathon Oil Corp.	332,700	10,546
Marathon Petroleum Corp.	166,350	7,213
		555,329

CONSUMER STAPLES — 11.29%
Philip Morris International Inc.	1,250,000	110,762
CVS/Caremark Corp.	2,350,000	105,280
Altria Group, Inc.	3,000,000	92,610
Kraft Foods Inc., Class A	2,030,000	77,160
Kimberly-Clark Corp.	500,000	36,945
PepsiCo, Inc.	550,000	36,493
Kellogg Co.	592,000	31,749
ConAgra Foods, Inc.	1,200,000	31,512
General Mills, Inc.	500,000	19,725
		542,236

HEALTH CARE — 8.88%
Abbott Laboratories	1,650,000	101,128
Amgen Inc.	1,405,000	95,526
Bristol-Myers Squibb Co.	1,125,000	37,969
Pfizer Inc	1,400,000	31,724
Cardinal Health, Inc.	700,000	30,177
AstraZeneca PLC (ADR)	600,000	26,694
Merck & Co., Inc.	630,000	24,192
Medtronic, Inc.	450,000	17,635
Novartis AG (ADR)	300,000	16,623
Stryker Corp.	275,000	15,257
St. Jude Medical, Inc.	270,000	11,964
Covidien PLC	175,000	9,569
Eli Lilly and Co.	200,000	8,054
		426,512

CONSUMER DISCRETIONARY — 8.13%
Harley-Davidson, Inc.	1,147,800	56,334
Comcast Corp., Class A	1,480,000	44,415
Comcast Corp., Class A, special nonvoting shares	100,000	2,951
Home Depot, Inc.	855,000	43,015
Target Corp.	600,000	34,962
News Corp., Class A	1,450,000	28,550
Garmin Ltd.	600,000	28,170
General Motors Co.1	1,030,000	26,420
Carnival Corp., units	650,000	20,852
Best Buy Co., Inc.	800,000	18,944
Johnson Controls, Inc.	565,000	18,351
Staples, Inc.	980,000	15,856
Kohl’s Corp.	300,000	15,009
Royal Caribbean Cruises Ltd.	500,000	14,715
Daimler AG	200,000	12,102
Amazon.com, Inc.1	50,000	10,126
		390,772

FINANCIALS — 8.12%
JPMorgan Chase & Co.	3,240,000	148,975
Citigroup Inc.	2,985,000	109,102
American Express Co.	800,000	46,288
Wells Fargo & Co.	1,120,000	38,237
Credit Suisse Group AG (ADR)	635,000	18,104
HSBC Holdings PLC (ADR)	318,749	14,149
Genworth Financial, Inc., Class A1	1,190,000	9,901
Capital One Financial Corp.	100,000	5,574
		390,330

TELECOMMUNICATION SERVICES — 5.85%
AT&T Inc.	5,800,000	181,134
Verizon Communications Inc.	1,462,300	55,904
CenturyLink, Inc.	925,400	35,767
Sprint Nextel Corp., Series 11	2,984,800	8,506
		281,311

MATERIALS — 3.91%
Dow Chemical Co.	3,470,000	120,201
Air Products and Chemicals, Inc.	400,000	36,720
Celanese Corp., Series A	350,000	16,163
Praxair, Inc.	128,800	14,766
		187,850

UTILITIES — 2.36%
Southern Co.	750,000	33,697
NextEra Energy, Inc.	400,000	24,432
PG&E Corp.	447,400	19,422
FirstEnergy Corp.	370,000	16,868
FirstEnergy Corp.	310,000	12,155
Xcel Energy Inc.	250,000	6,618
		113,192

MISCELLANEOUS — 1.71%
Other common stocks in initial period of acquisition		82,327

Total common stocks (cost: $3,445,284,000)		4,397,247

Rights & warrants — 0.00%

FINANCIALS — 0.00%
Washington Mutual, Inc., warrants, expire 20131,2	60,000	—

Total rights & warrants (cost: $230,000)		—

Convertible securities — 0.98%

CONSUMER DISCRETIONARY — 0.98%
General Motors Co., Series B, 4.75% convertible preferred 2013	1,125,000	47,081

Total convertible securities (cost: $53,949,000)		47,081

	Principal amount	Value
Short-term securities — 7.06%	(000)	(000)

Emerson Electric Co. 0.10%–0.14% due 4/2–4/25/20123	$42,600	$42,597
Coca-Cola Co. 0.10%–0.12% due 4/26–5/8/20123	41,500	41,496
Fannie Mae 0.07%–0.095% due 5/9–7/16/2012	40,700	40,689
Freddie Mac 0.03%–0.13% due 4/3–11/6/2012	39,100	39,082
Wal-Mart Stores, Inc. 0.09%–0.10% due 4/27–5/10/20123	39,000	38,996
U.S. Treasury Bills 0.07%–0.107% due 4/19–8/23/2012	25,300	25,292
Johnson & Johnson 0.11% due 5/8/20123	20,900	20,898
NetJets Inc. 0.05% due 4/2/20123	19,200	19,200
Pfizer Inc 0.10% due 4/19/20123	15,000	14,999
Chariot Funding, LLC 0.15% due 4/16/20123	15,000	14,999
General Electric Capital Corp. 0.37% due 5/7/2012	11,800	11,799
Federal Home Loan Bank 0.075% due 5/18/2012	9,500	9,499
Paccar Financial Corp. 0.12% due 4/11/2012	8,000	8,000
Merck & Co. Inc. 0.12% due 4/24/20123	6,760	6,759
Becton, Dickinson and Co. 0.10% due 4/26/2012	4,650	4,649

Total short-term securities (cost: $338,959,000)		338,954

Total investment securities (cost: $3,838,422,000)		4,783,282
Other assets less liabilities		20,721

Net assets		$4,804,003

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities represented less than .01% of the net assets of the fund.

3Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $199,944,000, which represented 4.16% of the net assets of the fund.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair value process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2012 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Information technology	$803,529	$—	$—	$803,529
Industrials	623,859	—	—	623,859
Energy	555,329	—	—	555,329
Consumer staples	542,236	—	—	542,236
Health care	426,512	—	—	426,512
Consumer discretionary	390,772	—	—	390,772
Financials	390,330	—	—	390,330
Telecommunication services	281,311	—	—	281,311
Materials	187,850	—	—	187,850
Utilities	113,192	—	—	113,192
Miscellaneous	82,327	—	—	82,327
Convertible securities	47,081	—	—	47,081
Short-term securities	—	338,954	—	338,954
Total	$4,444,328	$338,954	$—	$4,783,282

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$1,024,362
Gross unrealized depreciation on investment securities	(90,108)
Net unrealized appreciation on investment securities	934,254
Cost of investment securities for federal income tax purposes	3,849,028

Key to abbreviation

ADR = American Depositary Receipts

Global Growth and Income FundSM
Investment portfolio

March 31, 2012
unaudited

Common stocks — 94.69%	Shares	Value (000)

CONSUMER DISCRETIONARY — 15.65%
Home Depot, Inc.	1,610,000	$80,999
Virgin Media Inc.	1,667,500	41,654
Comcast Corp., Class A	745,000	22,358
Amazon.com, Inc.1	94,550	19,147
D.R. Horton, Inc.	1,000,000	15,170
Toll Corp.1	600,000	14,394
Saks Inc.1	1,200,000	13,932
MGM Resorts International1	1,000,000	13,620
Nikon Corp.	425,000	12,898
DIRECTV, Class A1	242,000	11,940
Toyota Motor Corp.	246,000	10,610
Carnival Corp., units	325,000	10,426
Bayerische Motoren Werke AG	110,000	9,893
McGraw-Hill Companies, Inc.	195,000	9,452
Apollo Group, Inc., Class A1	220,000	8,501
Honda Motor Co., Ltd.	218,000	8,283
McDonald’s Corp.	70,500	6,916
adidas AG	82,700	6,457
Woolworths Holdings Ltd.	638,065	4,005
Daimler AG	52,000	3,135
SES SA, Class A (FDR)	95,000	2,357
Time Warner Inc.	50,000	1,888
		328,035

FINANCIALS — 14.94%
Agricultural Bank of China, Class H	73,383,000	31,468
Industrial and Commercial Bank of China Ltd., Class H	42,145,940	27,191
Marsh & McLennan Companies, Inc.	800,000	26,232
Prudential PLC	1,818,689	21,745
Macquarie International Infrastructure Fund Ltd.	36,200,164	16,559
JPMorgan Chase & Co.	333,200	15,320
Rayonier Inc.	260,000	11,463
Wells Fargo & Co.	335,000	11,437
Bank of Nova Scotia	200,000	11,204
Citigroup Inc.	305,000	11,148
Capitol Federal Financial, Inc.	901,793	10,695
Hospitality Properties Trust	375,000	9,926
AXA SA	583,935	9,680
BNP Paribas SA	185,000	8,778
United Overseas Bank Ltd.	561,099	8,191
Fairfax Financial Holdings Ltd.	19,000	7,669
QBE Insurance Group Ltd.	485,000	7,119
Westfield Group	766,000	7,006
Goldman Sachs Group, Inc.	55,200	6,865
Berkshire Hathaway Inc., Class B1	84,000	6,817
Toronto-Dominion Bank	80,000	6,790
Bank of America Corp.	700,000	6,699
American Express Co.	115,000	6,654
China Life Insurance Co. Ltd., Class H	2,400,000	6,227
Longfor Properties Co. Ltd.	4,128,000	5,784
PNC Financial Services Group, Inc.	65,000	4,192
ICICI Bank Ltd. (ADR)	115,000	4,010
CME Group Inc., Class A	10,459	3,026
Bank of China Ltd., Class H	4,840,000	1,951
First Southern Bancorp, Inc.1,2,3	122,265	1,174
		313,020

INDUSTRIALS — 10.31%
Joy Global Inc.	400,000	29,400
United Continental Holdings, Inc.1	900,000	19,350
Lockheed Martin Corp.	200,000	17,972
Schneider Electric SA	268,242	17,526
Union Pacific Corp.	150,000	16,122
Meggitt PLC	2,385,000	15,408
Geberit AG	60,000	12,556
Parker Hannifin Corp.	145,000	12,260
Waste Management, Inc.	340,000	11,886
United Technologies Corp.	140,000	11,612
Emerson Electric Co.	202,000	10,540
Siemens AG	85,000	8,569
Kubota Corp.	715,000	6,867
Rickmers Maritime4	27,420,000	6,762
Ryanair Holdings PLC (ADR)1	145,000	5,261
General Electric Co.	255,000	5,118
Vallourec SA	75,000	4,751
Aggreko PLC	116,247	4,184
		216,144

MATERIALS — 9.86%
Newmont Mining Corp.	800,000	41,016
Yamana Gold Inc.	2,000,000	31,200
Barrick Gold Corp.	650,000	28,262
PT Semen Gresik (Persero) Tbk	11,958,000	16,020
Dow Chemical Co.	445,000	15,415
Freeport-McMoRan Copper & Gold Inc.	400,000	15,216
Nucor Corp.	320,000	13,744
Impala Platinum Holdings Ltd.	685,648	13,506
BASF SE	143,300	12,536
Gold Fields Ltd.	500,000	6,844
Cliffs Natural Resources Inc.	51,000	3,532
Praxair, Inc.	30,000	3,439
Fletcher Building Ltd.	550,000	3,035
Ambuja Cements Ltd.	830,000	2,805
		206,570

INFORMATION TECHNOLOGY — 9.40%
Taiwan Semiconductor Manufacturing Co. Ltd.	16,960,000	48,787
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	400,000	6,112
International Business Machines Corp.	150,000	31,298
Google Inc., Class A1	40,450	25,938
Apple Inc.1	42,900	25,717
TE Connectivity Ltd.	300,000	11,025
ASM Pacific Technology Ltd.	737,000	10,753
Nintendo Co., Ltd.	67,700	10,183
Samsung Electronics Co. Ltd.	7,210	8,113
Avago Technologies Ltd.	190,000	7,404
Canon, Inc.	98,000	4,630
Microsoft Corp.	125,000	4,031
Oracle Corp.	100,000	2,916
		196,907

CONSUMER STAPLES — 9.01%
British American Tobacco PLC	658,000	33,158
Kraft Foods Inc., Class A	835,000	31,738
Unilever NV, depository receipts	705,000	23,991
Sysco Corp.	460,000	13,736
Anheuser-Busch InBev NV	175,000	12,785
Pernod Ricard SA	112,200	11,732
Philip Morris International Inc.	125,000	11,076
Coca-Cola Co.	128,000	9,473
Coca-Cola Amatil Ltd.	729,801	9,427
Tesco PLC	1,750,000	9,237
Shoprite Holdings Ltd.	330,000	5,907
China Yurun Food Group Ltd.	3,801,000	5,404
Altria Group, Inc.	150,000	4,630
Nestlé SA	55,000	3,461
Coca-Cola Hellenic Bottling Co. SA	165,000	3,158
		188,913

TELECOMMUNICATION SERVICES — 8.32%
Total Access Communication PCL	12,121,200	32,218
Verizon Communications Inc.	802,500	30,680
Koninklijke KPN NV	2,600,000	28,601
AT&T Inc.	525,000	16,396
Telstra Corp. Ltd.	4,780,000	16,290
TalkTalk Telecom Group PLC	5,691,100	12,425
HKT Trust, units1	13,412,000	10,432
América Móvil, SAB de CV, Series L (ADR)	260,000	6,456
América Móvil, SAB de CV, Series L	2,040,000	2,540
SOFTBANK CORP.	270,000	7,982
Bell Aliant Inc.	200,000	5,474
Taiwan Mobile Co., Ltd.	800,000	2,437
France Télécom SA	159,000	2,355
		174,286

ENERGY — 7.47%
Royal Dutch Shell PLC, Class B (ADR)	225,000	15,892
Royal Dutch Shell PLC, Class A (ADR)	115,000	8,065
Chevron Corp.	212,300	22,767
Crescent Point Energy Corp.	369,000	15,885
Cenovus Energy Inc.	393,577	14,166
Technip SA	106,000	12,487
Kinder Morgan, Inc.	310,000	11,981
Cobalt International Energy, Inc.1	387,600	11,640
TOTAL SA	225,000	11,475
Saipem SpA, Class S	126,800	6,550
Enbridge Inc.	150,000	5,826
Oil Search Ltd.	760,000	5,487
Tenaris SA (ADR)	141,000	5,390
Transocean Ltd.	95,000	5,197
Cairn India Ltd.1	574,000	3,762
		156,570

HEALTH CARE — 6.98%
Merck & Co., Inc.	1,519,544	58,351
Eli Lilly and Co.	500,000	20,135
Novartis AG	303,000	16,770
Sonic Healthcare Ltd.	1,285,000	16,665
Novo Nordisk A/S, Class B	93,000	12,876
Vertex Pharmaceuticals Inc.1	238,877	9,796
Baxter International Inc.	112,000	6,695
Johnson & Johnson	75,000	4,947
		146,235

UTILITIES — 2.75%
GDF SUEZ	641,500	16,572
Power Assets Holdings Ltd.	2,200,000	16,148
National Grid PLC	1,225,000	12,354
DUET Group	4,618,084	8,706
PG&E Corp.	90,500	3,929
		57,709

Total common stocks (cost: $1,692,139,000)		1,984,389

	Shares or
Convertible securities — 0.60%	principal amount

MATERIALS — 0.48%
Alcoa Inc. 5.25% convertible notes 2014	$6,000,000	10,028

CONSUMER DISCRETIONARY — 0.04%
MGM Resorts International 4.25% convertible notes 2015	$939,000	997

CONSUMER STAPLES — 0.04%
Shoprite Holdings Ltd. 6.50% convertible notes 2017	ZAR6,158,500	834

FINANCIALS — 0.04%
First Southern Bancorp, Inc., Series C, convertible preferred1,2,3	209	831

Total convertible securities (cost: $7,834,000)		12,690

	Principal amount
Bonds, notes & other debt instruments — 1.28%	(000)

FINANCIALS — 0.54%
Zions Bancorporation 5.65% 2014	$1,310	1,366
Zions Bancorporation 5.50% 2015	5,880	5,909
Zions Bancorporation 6.00% 2015	3,955	4,128
		11,403

TELECOMMUNICATION SERVICES — 0.44%
Digicel Group Ltd. 12.00% 20145	8,225	9,212

CONSUMER DISCRETIONARY — 0.30%
Royal Caribbean Cruises Ltd. 11.875% 2015	5,100	6,222

Total bonds, notes & other debt instruments (cost: $21,029,000)		26,837

	Principal amount	Value
Short-term securities — 3.23%	(000)	(000)

U.S. Treasury Bills 0.07%–0.12% due 4/12–8/23/2012	$24,100	$24,095
NetJets Inc. 0.05% due 4/2/20125	11,100	11,100
Fannie Mae 0.14% due 1/3/2013	10,900	10,886
Freddie Mac 0.14% due 1/9/2013	10,000	9,986
Federal Home Loan Bank 0.13% due 8/14/2012	7,740	7,736
Private Export Funding Corp. 0.15% due 4/30/20125	2,800	2,799
Roche Holdings, Inc. 0.06% due 4/2/20125	1,000	1,000

Total short-term securities (cost: $67,607,000)		67,602

Total investment securities (cost: $1,788,609,000)		2,091,518
Other assets less liabilities		4,144

Net assets		$2,095,662

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,005,000, which represented .10% of the net assets of the fund.

3Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets
First Southern Bancorp, Inc.	12/17/2009	$2,580	$1,174	.06%
First Southern Bancorp, Inc., Series C, convertible preferred	12/17/2009	209	831	.04
Total restricted securities		$2,789	$2,005	.10%

4The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.

5Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $24,111,000, which represented 1.15% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on such holdings and related transactions during the three months ended March 31, 2012, appear below.

						Value
						of affiliate
					Dividend income	at 3/31/2012
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

Rickmers Maritime	27,420,000	—	—	27,420,000	$165	$6,762

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs")

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee") to administer, implement and oversee the fair value process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2012 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Consumer discretionary	$328,035	$—	$—	$328,035
Financials	311,846	—	1,174	313,020
Industrials	216,144	—	—	216,144
Materials	206,570	—	—	206,570
Information technology	196,907	—	—	196,907
Consumer staples	188,913	—	—	188,913
Telecommunication services	174,286	—	—	174,286
Energy	156,570	—	—	156,570
Health care	146,235	—	—	146,235
Utilities	57,709	—	—	57,709
Convertible securities	—	11,859	831	12,690
Bonds, notes & other debt instruments	—	26,837	—	26,837
Short-term securities	—	67,602	—	67,602
Total	$1,983,215	$106,298	$2,005	$2,091,518

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$413,932
Gross unrealized depreciation on investment securities	(115,896)
Net unrealized appreciation on investment securities	298,036
Cost of investment securities for federal income tax purposes	1,793,482

Key to abbreviations

ADR = American Depositary Receipts
FDR = Fiduciary Depositary Receipts
ZAR = South African rand

Growth-Income FundSM
Investment portfolio

March 31, 2012
unaudited
Common stocks — 91.08%	Shares	Value (000)

INFORMATION TECHNOLOGY — 16.78%
Apple Inc.1	1,315,000	$788,303
Microsoft Corp.	19,158,400	617,858
Oracle Corp.	14,435,000	420,925
Intel Corp.	10,011,900	281,435
Yahoo! Inc.1	13,774,400	209,646
Cisco Systems, Inc.	9,600,000	203,040
Texas Instruments Inc.	5,825,000	195,778
Hewlett-Packard Co.	8,000,000	190,640
QUALCOMM Inc.	2,300,000	156,446
Linear Technology Corp.	3,500,000	117,950
Gemalto NV	1,625,000	107,258
Xilinx, Inc.	2,422,400	88,248
Autodesk, Inc.1	2,000,000	84,640
Nokia Corp.	13,105,000	71,346
KLA-Tencor Corp.	1,250,000	68,025
Accenture PLC, Class A	925,000	59,663
Samsung Electronics Co. Ltd.	51,000	57,389
Automatic Data Processing, Inc.	955,000	52,706
Motorola Solutions, Inc.	994,642	50,558
Adobe Systems Inc.1	1,370,000	47,005
Analog Devices, Inc.	1,000,000	40,400
NetApp, Inc.1	892,900	39,975
Electronic Arts Inc.1	2,235,000	36,833
Maxim Integrated Products, Inc.	1,120,000	32,021
Rovi Corp.1	942,800	30,688
HOYA Corp.	1,000,000	22,460
Quanta Computer Inc.	7,140,000	18,700
Applied Materials, Inc.	1,493,200	18,575
SAP AG	239,500	16,725
Visa Inc., Class A	100,000	11,800
Nintendo Co., Ltd.	75,000	11,281
AOL Inc.1	493,031	9,353
Western Union Co.	400,000	7,040
Comverse Technology, Inc.1	970,000	6,664
First Solar, Inc.1	170,000	4,258
		4,175,632

CONSUMER DISCRETIONARY — 14.57%
Comcast Corp., Class A	12,305,507	369,288
Comcast Corp., Class A, special nonvoting shares	1,000,000	29,510
Home Depot, Inc.	7,875,000	396,191
Time Warner Cable Inc.	3,597,601	293,205
News Corp., Class A	14,500,200	285,509
Amazon.com, Inc.1	1,293,900	262,028
Time Warner Inc.	6,756,667	255,064
Mattel, Inc.	7,000,000	235,620
General Motors Co.1	6,866,330	176,121
DIRECTV, Class A1	3,161,200	155,974
Royal Caribbean Cruises Ltd.	4,805,000	141,411
Garmin Ltd.	2,600,000	122,070
Kohl’s Corp.	2,050,000	102,562
Carnival Corp., units	3,030,000	97,202
Harley-Davidson, Inc.	1,950,000	95,706
D.R. Horton, Inc.	5,000,000	75,850
Fiat SpA	12,000,000	70,547
Target Corp.	1,200,000	69,924
Staples, Inc.	3,500,000	56,630
Reed Elsevier PLC	6,375,000	56,592
Daily Mail and General Trust PLC, Class A, nonvoting	6,400,000	46,219
NIKE, Inc., Class B	404,180	43,829
Virgin Media Inc.	1,702,300	42,524
McDonald’s Corp.	400,000	39,240
Nordstrom, Inc.	600,000	33,432
Golden Eagle Retail Group Ltd.	12,828,000	32,774
Gourmet Master Co., Ltd.	2,364,000	19,584
TripAdvisor, Inc.1	305,450	10,895
Expedia, Inc.	305,450	10,214
		3,625,715

INDUSTRIALS — 12.71%
CSX Corp.	16,332,669	351,479
United Technologies Corp.	3,306,400	274,233
United Parcel Service, Inc., Class B	2,726,400	220,075
Norfolk Southern Corp.	3,315,300	218,246
Precision Castparts Corp.	1,160,000	200,564
General Dynamics Corp.	2,707,000	198,640
Union Pacific Corp.	1,722,674	185,153
General Electric Co.	9,200,000	184,644
Emerson Electric Co.	3,130,000	163,323
3M Co.	1,706,000	152,192
Avery Dennison Corp.	3,955,000	119,164
Waste Management, Inc.	3,350,000	117,116
Republic Services, Inc.	3,480,000	106,349
European Aeronautic Defence and Space Co. EADS NV	2,575,000	105,449
Southwest Airlines Co.	10,945,000	90,187
Ingersoll-Rand PLC	2,100,000	86,835
Eaton Corp.	1,600,000	79,728
Verisk Analytics, Inc., Class A1	1,200,000	56,364
Iron Mountain Inc.	1,686,000	48,557
Rockwell Automation	500,000	39,850
Lockheed Martin Corp.	400,000	35,944
United Continental Holdings, Inc.1	1,635,000	35,153
Textron Inc.	1,175,000	32,700
Atlas Copco AB, Class A	922,200	22,317
Atlas Copco AB, Class B	470,843	10,149
Pitney Bowes Inc.	1,552,200	27,288
		3,161,699

HEALTH CARE — 10.61%
Gilead Sciences, Inc.1	7,238,500	353,601
Abbott Laboratories	4,430,000	271,515
Amgen Inc.	3,690,400	250,910
Alexion Pharmaceuticals, Inc.1	2,296,900	213,290
Biogen Idec Inc.1	1,572,800	198,125
Merck & Co., Inc.	4,853,090	186,359
Illumina, Inc.1	3,384,400	178,053
Forest Laboratories, Inc.1	3,730,000	129,394
Hologic, Inc.1	5,661,300	122,001
Cardinal Health, Inc.	2,400,000	103,464
Pfizer Inc	4,505,000	102,083
Novartis AG (ADR)	1,300,000	72,033
Novartis AG	365,000	20,201
Medtronic, Inc.	2,315,000	90,725
Medco Health Solutions, Inc.1	1,050,000	73,815
Thermo Fisher Scientific Inc.	1,090,000	61,454
St. Jude Medical, Inc.	1,200,000	53,172
Roche Holding AG	300,000	52,210
Boston Scientific Corp.1	5,900,000	35,282
Allergan, Inc.	325,000	31,015
Bayer AG	400,000	28,136
Johnson & Johnson	200,000	13,192
		2,640,030

ENERGY — 9.62%
Royal Dutch Shell PLC, Class A (ADR)	4,185,000	293,494
Royal Dutch Shell PLC, Class B (ADR)	1,652,391	116,709
Royal Dutch Shell PLC, Class B	3,219,816	113,276
Schlumberger Ltd.	4,690,000	327,972
Apache Corp.	2,702,000	271,389
Chevron Corp.	2,278,200	244,314
ConocoPhillips	3,153,360	239,687
EOG Resources, Inc.	1,803,000	200,313
Devon Energy Corp.	1,693,000	120,406
BP PLC	11,504,409	85,115
Baker Hughes Inc.	2,028,600	85,080
Canadian Natural Resources, Ltd.	2,260,000	74,907
OAO Gazprom (ADR)	4,534,200	55,317
Marathon Oil Corp.	1,600,000	50,720
Nexen Inc.	2,635,000	48,352
Southwestern Energy Co.1	795,000	24,327
Eni SpA	912,000	21,395
Range Resources Corp.	190,000	11,047
Spectra Energy Corp	332,500	10,490
		2,394,310

CONSUMER STAPLES — 7.78%
Philip Morris International Inc.	7,214,500	639,277
Kraft Foods Inc., Class A	8,132,447	309,114
Coca-Cola Co.	2,667,700	197,437
CVS/Caremark Corp.	3,000,000	134,400
PepsiCo, Inc.	1,863,219	123,625
Unilever NV (New York registered)	2,700,000	91,881
Altria Group, Inc.	2,875,000	88,751
L’Oréal SA	645,000	79,563
Molson Coors Brewing Co., Class B	1,685,900	76,287
Asahi Group Holdings, Ltd.	3,400,000	75,295
Green Mountain Coffee Roasters, Inc.1	1,605,000	75,178
Avon Products, Inc.	2,335,000	45,206
		1,936,014

FINANCIALS — 5.83%
State Street Corp.	4,221,000	192,056
Aon Corp.	2,946,000	144,531
Marsh & McLennan Companies, Inc.	3,789,100	124,245
Citigroup Inc.	2,950,000	107,822
Arthur J. Gallagher & Co.	2,925,000	104,539
Prudential Financial, Inc.	1,600,000	101,424
JPMorgan Chase & Co.	2,000,000	91,960
Weyerhaeuser Co.	3,384,541	74,189
HSBC Holdings PLC (ADR)	1,538,570	68,297
Hudson City Bancorp, Inc.	8,000,000	58,480
Willis Group Holdings PLC	1,524,400	53,324
Wells Fargo & Co.	1,500,000	51,210
Fifth Third Bancorp	3,360,000	47,208
UBS AG1	3,058,666	42,863
NYSE Euronext	1,304,517	39,149
Bank of New York Mellon Corp.	1,574,605	37,995
First American Financial Corp.	2,251,680	37,445
Genworth Financial, Inc., Class A1	3,698,000	30,767
Allstate Corp.	635,000	20,904
Moody’s Corp.	447,458	18,838
Radian Group Inc.	496,742	2,161
WMI Holdings Corp.1	45,940	41
		1,449,448

MATERIALS — 5.11%
Dow Chemical Co.	10,734,100	371,829
Air Products and Chemicals, Inc.	2,160,000	198,288
Celanese Corp., Series A	3,838,300	177,253
Monsanto Co.	1,100,000	87,736
Freeport-McMoRan Copper & Gold Inc.	2,000,000	76,080
Sealed Air Corp.	3,200,000	61,792
Praxair, Inc.	499,624	57,277
International Flavors & Fragrances Inc.	946,100	55,441
Barrick Gold Corp.	1,175,000	51,089
ArcelorMittal	2,540,000	48,544
CRH PLC	1,600,000	32,649
SSAB Svenskt Stål AB, Class A	3,276,684	30,980
Akzo Nobel NV	247,000	14,584
MeadWestvaco Corp.	258,200	8,157
		1,271,699

TELECOMMUNICATION SERVICES — 4.05%
AT&T Inc.	14,350,000	448,150
Crown Castle International Corp.1	2,948,600	157,278
Telephone and Data Systems, Inc.	6,307,090	146,009
Verizon Communications Inc.	3,153,900	120,574
Sprint Nextel Corp., Series 11	34,690,000	98,867
MetroPCS Communications, Inc.1	3,650,000	32,923
CenturyLink, Inc.	78,775	3,045
		1,006,846

UTILITIES — 1.49%
International Power PLC	12,975,000	84,052
FirstEnergy Corp.	1,430,000	65,194
SSE PLC	3,000,000	63,772
Dominion Resources, Inc.	1,175,000	60,172
Public Service Enterprise Group Inc.	1,785,000	54,639
Exelon Corp.	1,050,000	41,170
American Electric Power Co., Inc.	67,900	2,619
		371,618

MISCELLANEOUS — 2.53%
Other common stocks in initial period of acquisition		629,509

Total common stocks (cost: $17,224,948,000)		22,662,520

Preferred securities — 0.07%

MISCELLANEOUS — 0.07%
Other preferred securities in initial period of acquisition		16,615

Total preferred securities (cost: $15,000,000)		16,615

Rights & warrants — 0.01%	Shares

CONSUMER DISCRETIONARY — 0.01%
General Motors Co., Series A, warrants, expire 20161	79,175	1,316
General Motors Co., Series B, warrants, expire 20191	79,175	887
		2,203

FINANCIALS — 0.00%
Washington Mutual, Inc., warrants, expire 20131,2	1,600,000	—

Total rights & warrants (cost: $10,039,000)		2,203

	Shares or
Convertible securities — 0.49%	principal amount

FINANCIALS — 0.23%
Citigroup Inc. 7.50% convertible preferred 2012	550,000	56,942

INDUSTRIALS — 0.10%
United Continental Holdings, Inc. 4.50% convertible debentures 2015	$18,000,000	24,457

MISCELLANEOUS — 0.16%
Other convertible securities in initial period of acquisition		41,742

Total convertible securities (cost: $113,351,000)		123,141

	Principal amount
Bonds, notes & other debt instruments — 0.33%	(000)

FINANCIALS — 0.21%
JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)3	$29,049	31,934
Regions Financial Corp. 7.75% 2014	19,980	22,003
		53,937

TELECOMMUNICATION SERVICES — 0.12%
Sprint Nextel Corp. 9.125% 20174	$20,250	$20,200
Sprint Nextel Corp. 11.50% 20214	8,325	8,970
		29,170

Total bonds, notes & other debt instruments (cost: $78,575,000)		83,107

Short-term securities — 7.96%

Fannie Mae 0.03%–0.12% due 4/16–8/31/2012	596,693	596,542
U.S. Treasury Bills 0.055%–0.147% due 4/5–9/13/2012	425,900	425,787
Freddie Mac 0.06%–0.16% due 4/3–10/5/2012	315,075	314,951
Federal Home Loan Bank 0.07%–0.20% due 4/9–12/20/2012	250,100	250,039
JPMorgan Chase & Co. 0.18%–0.25% due 4/23–7/25/2012	86,800	86,768
Jupiter Securitization Co., LLC 0.25% due 4/20/20124	25,000	24,997
Coca–Cola Co. 0.15%–0.18% due 6/5–7/18/20124	77,600	77,571
Procter & Gamble Co. 0.13% due 6/11/20124	45,000	44,992
Private Export Funding Corp. 0.10%–0.17% due 4/3–4/17/20124	42,800	42,797
Wal-Mart Stores, Inc. 0.09%–0.10% due 4/10–4/30/20124	32,800	32,797
NetJets Inc. 0.14% due 5/25/20124	31,000	30,984
Federal Farm Credit Banks 0.12%–0.22% due 11/26/2012–3/15/2013	30,000	29,963
Johnson & Johnson 0.17% due 11/1/20124	12,200	12,185
eBay Inc. 0.14% due 5/10/20124	10,600	10,599

Total short-term securities (cost: $1,980,995,000)		1,980,972

Total investment securities (cost: $19,422,908,000)		24,868,558
Other assets less liabilities		14,782

Net assets		$24,883,340

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities represented less than .01% of the net assets of the fund.
3Coupon rate may change periodically.

4Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $306,092,000, which represented 1.23% of the net assets of the fund.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs")

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee") to administer, implement and oversee the fair value process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2012 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Information technology	$4,175,632	$—	$—	$4,175,632
Consumer discretionary	3,625,715	—	—	3,625,715
Industrials	3,161,699	—	—	3,161,699
Health care	2,640,030	—	—	2,640,030
Energy	2,394,310	—	—	2,394,310
Consumer staples	1,936,014	—	—	1,936,014
Financials	1,449,448	—	—	1,449,448
Materials	1,271,699	—	—	1,271,699
Telecommunication services	1,006,846	—	—	1,006,846
Utilities	371,618	—	—	371,618
Miscellaneous	629,509	—	—	629,509
Preferred securities	—	16,615	—	16,615
Rights & warrants	2,203	—	—	2,203
Convertible securities	76,406	46,735	—	123,141
Bonds, notes & other debt instruments	—	83,107	—	83,107
Short-term securities	—	1,980,972	—	1,980,972
Total	$22,741,129	$2,127,429	$—	$24,868,558
Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$6,264,912
Gross unrealized depreciation on investment securities	(825,860)
Net unrealized appreciation on investment securities	5,439,052
Cost of investment securities for federal income tax purposes	19,429,506

Key to abbreviation

ADR = American Depositary Receipts

International Growth and Income FundSM
Investment portfolio

March 31, 2012
unaudited

Common stocks — 91.09%	Shares	Value (000)

CONSUMER STAPLES — 16.85%
Philip Morris International Inc.	161,840	$14,341
British American Tobacco PLC	199,500	10,053
Imperial Tobacco Group PLC	167,900	6,808
Koninklijke Ahold NV	197,000	2,730
Nestlé SA	36,750	2,312
Pernod Ricard SA	16,000	1,673
Wesfarmers Ltd.	43,150	1,342
Danone SA	17,400	1,214
Anheuser-Busch InBev NV	16,600	1,213
SABMiller PLC	28,300	1,136
Wilmar International Ltd.	211,000	822
Treasury Wine Estates Ltd.	71,666	304
		43,948

TELECOMMUNICATION SERVICES — 13.25%
Koninklijke KPN NV	737,200	8,110
Singapore Telecommunications Ltd.	2,222,000	5,568
Elisa Oyj, Class A	167,000	4,002
China Communications Services Corp. Ltd. , Class H	6,504,800	3,142
Millicom International Cellular SA (SDR)	19,300	2,188
OJSC Mobile TeleSystems (ADR)	117,000	2,146
Vodafone Group PLC	546,500	1,505
Advanced Info Service PCL	230,000	1,372
Türk Telekomünikasyon AS, Class D	252,400	1,096
Ziggo NV1	34,966	1,091
SOFTBANK CORP.	27,000	798
Turkcell Iletisim Hizmetleri AS1	155,000	793
BCE Inc.	18,635	746
Philippine Long Distance Telephone Co.	8,300	522
Telefónica, SA	27,800	455
Chunghwa Telecom Co., Ltd.	128,000	394
Maxis Bhd.	197,200	392
América Móvil, SAB de CV, Series L (ADR)	9,200	228
		34,548

CONSUMER DISCRETIONARY — 11.56%
NEXT PLC	105,000	5,010
Isuzu Motors Ltd.	788,000	4,617
H & M Hennes & Mauritz AB, Class B	122,400	4,429
Whitbread PLC	80,000	2,360
Li & Fung Ltd.	932,000	2,139
OPAP SA	181,513	1,760
Swatch Group Ltd, non-registered shares	3,650	1,680
Daimler AG	24,700	1,489
Virgin Media Inc.	59,500	1,486
WPP PLC	100,000	1,367
Honda Motor Co., Ltd.	23,500	893
Toyota Motor Corp.	19,100	824
Bayerische Motoren Werke AG	7,600	683
adidas AG	8,000	625
Hyundai Motor Co.	2,750	566
Fiat SpA	37,500	220
		30,148

UTILITIES — 9.41%
SSE PLC	350,350	7,448
National Grid PLC	471,700	4,757
PT Perusahaan Gas Negara (Persero) Tbk	9,159,000	3,806
International Power PLC	522,000	3,382
GDF SUEZ	124,250	3,210
ENN Energy Holdings Ltd.	380,000	1,311
Power Assets Holdings Ltd.	86,500	635
		24,549

INDUSTRIALS — 8.77%
Jardine Matheson Holdings Ltd.	97,000	4,850
Legrand SA	85,000	3,128
ASSA ABLOY AB, Class B	76,000	2,387
Ryanair Holdings PLC (ADR)1	61,400	2,228
VINCI SA	36,800	1,919
Siemens AG	15,000	1,512
AB Volvo, Class B	93,800	1,367
Capita Group PLC	100,000	1,172
BAE Systems PLC	243,058	1,166
Hutchison Whampoa Ltd.	67,000	669
Embraer SA, ordinary nominative	72,000	577
Sandvik AB	35,522	513
Hutchison Port Holdings Trust2	668,000	511
Schneider Electric SA	7,228	472
Fiat Industrial SpA1	37,500	400
		22,871

FINANCIALS — 8.21%
Nordea Bank AB	420,000	3,819
Link Real Estate Investment Trust	990,000	3,684
Canadian Imperial Bank of Commerce (CIBC)	27,000	2,064
Barclays PLC	490,000	1,844
China Construction Bank Corp., Class H	2,193,500	1,695
Westfield Group	151,500	1,386
Prudential PLC	110,000	1,315
Bank of China Ltd., Class H	2,818,000	1,136
Banco Santander, SA	124,917	961
CapitaMall Trust, units	650,000	933
Deutsche Börse AG	10,300	693
Deutsche Bank AG	13,500	672
Itaú Unibanco Holding SA, preferred nominative	30,200	578
Japan Real Estate Investment Corp.	61	537
Sberbank of Russia (ADR)	7,500	100
		21,417

INFORMATION TECHNOLOGY — 6.12%
HTC Corp.	281,000	5,684
Quanta Computer Inc.	1,633,020	4,277
NetEase.com, Inc. (ADR)1	34,400	1,999
MediaTek Inc.	139,369	1,334
Samsung Electronics Co. Ltd.	1,100	1,238
Baidu, Inc., Class A (ADR)1	8,050	1,173
Delta Electronics, Inc.	85,760	251
		15,956

ENERGY — 5.73%
BP PLC	1,056,551	7,817
Royal Dutch Shell PLC, Class B	125,000	4,398
PTT PCL	162,000	1,859
OAO Gazprom (ADR)	71,800	876
		14,950

HEALTH CARE — 5.67%
Mindray Medical International Ltd., Class A (ADR)	126,100	4,158
Novartis AG	61,225	3,388
Sonic Healthcare Ltd.	236,175	3,063
GlaxoSmithKline PLC	107,300	2,397
Getinge AB, Class B	62,700	1,785
		14,791

MATERIALS — 5.52%
Svenska Cellulosa AB SCA, Class B	238,800	4,137
Amcor Ltd.	282,000	2,173
Akzo Nobel NV	26,300	1,553
Formosa Chemicals & Fibre Corp.	499,000	1,457
Ube Industries, Ltd.	500,000	1,359
ArcelorMittal	58,600	1,120
Nitto Denko Corp.	24,300	979
CRH PLC	39,730	811
Syngenta AG	1,450	501
Israel Chemicals Ltd.	27,200	310
		14,400

Total common stocks (cost: $206,888,000)		237,578

	Principal amount
Bonds, notes & other debt instruments — 4.14%	(000)

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 1.68%
German Government 3.00% 2020	€825	1,226
German Government, Series 8, 4.75% 2040	410	797
Netherlands Government Eurobond 3.75% 2042	615	1,001
United Mexican States Government, Series M30, 10.00% 2036	MXN8,700	873
Hungarian Government, Series 20A, 7.50% 2020	HUF118,480	491
		4,388

FINANCIALS — 1.37%
WEA Finance LLC 4.625% 20212	$3,275	3,318
Mizuho Capital Investment (USD) 2 Ltd, junior subordinated 14.95% (undated)2,3	200	249
		3,567

ENERGY — 0.65%
Gazprom OJSC, Series 9, 6.51% 2022	$270	295
Gazprom OJSC 7.288% 2037	790	900
Shell International Finance BV 5.50% 2040	420	512
		1,707

TELECOMMUNICATION SERVICES — 0.44%
MTS International Funding Ltd. 8.625% 2020	860	999
MTS International Funding Ltd. 8.625% 20202	119	138
		1,137

Total bonds, notes & other debt instruments (cost: $10,279,000)		10,799

Short-term securities — 4.91%

Barclays U.S. Funding Corp. 0.10% due 4/2/2012	4,700	4,700
Freddie Mac 0.07% due 7/17/2012	2,700	2,699
British Columbia (Province of) 0.12% due 4/4/2012	2,000	2,000
Siemens Capital Co. LLC 0.14% due 5/15/20122	1,900	1,900
Novartis Securities Investment Ltd. 0.11% due 4/12/20122	1,500	1,500

Total short-term securities (cost: $12,799,000)		12,799

Total investment securities (cost: $229,966,000)		261,176
Other assets less liabilities		(363)

Net assets		$260,813

1Security did not produce income during the last 12 months.

2Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,616,000, which represented 2.92% of the net assets of the fund.

3Coupon rate may change periodically.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs")

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee") to administer, implement and oversee the fair value process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2012 (dollars in thousands):

Investment securities:	Level 1*	Level 2	Level 3	Total
Common stocks:
Consumer staples	$43,948	$—	$—	$43,948
Telecommunication services	34,548	—	—	34,548
Consumer discretionary	30,148	—	—	30,148
Utilities	24,549	—	—	24,549
Industrials	22,871	—	—	22,871
Financials	21,417	—	—	21,417
Information technology	15,956	—	—	15,956
Energy	14,950	—	—	14,950
Health care	14,791	—	—	14,791
Materials	14,400	—	—	14,400
Bonds, notes & other debt instruments	—	10,799	—	10,799
Short-term securities	—	12,799	—	12,799
Total	$237,578	$23,598	$—	$261,176

*Securities with a market value of $2,636,000, which represented 1.01% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$38,306
Gross unrealized depreciation on investment securities	(7,626)
Net unrealized appreciation on investment securities	30,680
Cost of investment securities for federal income tax purposes	230,496

Key to abbreviations and symbol

ADR = American Depositary Receipts
SDR = Swedish Depositary Receipts
€ = Euros
HUF = Hungarian forints
MXN = Mexican pesos

Asset Allocation FundSM
Investment portfolio

March 31, 2012
unaudited

Common stocks — 73.95%	Shares	Value (000)

FINANCIALS — 11.14%
Goldman Sachs Group, Inc.	1,700,000	$211,429
ACE Ltd.	2,320,000	169,824
American Tower Corp.	2,450,000	154,399
American Express Co.	2,600,000	150,436
JPMorgan Chase & Co.	2,000,000	91,960
Citigroup Inc.	2,500,000	91,375
Wells Fargo & Co.	2,500,000	85,350
Progressive Corp.	2,950,000	68,381
Allstate Corp.	1,900,000	62,548
Marsh & McLennan Companies, Inc.	1,740,000	57,055
Moody’s Corp.	1,200,000	50,520
Bank of America Corp.	5,000,000	47,850
T. Rowe Price Group, Inc.	550,000	35,915
Industrial and Commercial Bank of China Ltd., Class H	55,000,000	35,483
Ping An Insurance (Group) Co. of China, Ltd., Class H	4,000,000	30,236
China Life Insurance Co. Ltd., Class H	7,100,000	18,423
		1,361,184

INFORMATION TECHNOLOGY — 10.64%
Oracle Corp.	8,130,000	237,071
Apple Inc.1	380,000	227,799
Microsoft Corp.	6,000,000	193,500
Texas Instruments Inc.	3,500,000	117,635
ASML Holding NV (New York registered)	2,250,000	112,815
Samsung Electronics Co. Ltd.	83,000	93,398
Google Inc., Class A1	120,000	76,949
Corning Inc.	4,500,000	63,360
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	4,000,000	61,120
International Business Machines Corp.	285,000	59,465
VeriSign, Inc.1	1,500,000	57,510
		1,300,622

CONSUMER DISCRETIONARY — 10.21%
Comcast Corp., Class A	8,250,000	247,583
Home Depot, Inc.	4,300,000	216,333
VF Corp.	750,000	109,485
McDonald’s Corp.	1,060,000	103,986
DIRECTV, Class A1	1,850,000	91,279
Amazon.com, Inc.1	400,000	81,004
SES SA, Class A (FDR)	3,000,000	74,440
CarMax, Inc.1	1,940,000	67,221
General Motors Co.1	2,500,000	64,125
Toyota Motor Corp.	1,400,000	60,384
Johnson Controls, Inc.	1,750,000	56,840
Carnival Corp., units	1,120,000	35,930
Virgin Media Inc.	1,350,000	33,723
Cooper-Standard Holdings Inc.1,2	123,234	5,390
		1,247,723

ENERGY — 9.88%
Kinder Morgan, Inc.	5,910,000	228,421
Chevron Corp.	2,025,000	217,161
Schlumberger Ltd.	1,580,000	110,489
Transocean Ltd.	1,400,000	76,580
Technip SA	650,000	76,574
Denbury Resources Inc.1	4,000,000	72,920
Suncor Energy Inc.	2,150,000	70,248
Noble Energy, Inc.	700,000	68,446
Apache Corp.	640,000	64,282
Rosetta Resources Inc.1	1,100,000	53,636
Tenaris SA (ADR)	1,300,000	49,699
Baker Hughes Inc.	1,000,000	41,940
Core Laboratories NV	300,000	39,471
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	1,400,000	37,184
		1,207,051

HEALTH CARE — 9.45%
Merck & Co., Inc.	5,900,000	226,560
Johnson & Johnson	2,875,000	189,635
Gilead Sciences, Inc.1	3,550,000	173,418
Baxter International Inc.	2,510,000	150,048
Cardinal Health, Inc.	2,901,424	125,080
UnitedHealth Group Inc.	1,600,000	94,304
Bristol-Myers Squibb Co.	2,500,000	84,375
Aetna Inc.	1,394,000	69,923
Incyte Corp.1	2,160,000	41,688
		1,155,031

INDUSTRIALS — 7.12%
Boeing Co.	2,400,000	178,488
General Electric Co.	6,050,000	121,424
Lockheed Martin Corp.	1,205,000	108,281
Parker Hannifin Corp.	1,000,000	84,550
Danaher Corp.	1,220,000	68,320
Emerson Electric Co.	1,200,000	62,616
Expeditors International of Washington, Inc.	1,266,245	58,893
CSX Corp.	2,610,000	56,167
Deere & Co.	650,000	52,585
Cummins Inc.	330,000	39,613
THK Co., Ltd.	1,877,700	38,180
Nortek, Inc.1	16,450	724
Atrium Corp.1,3,4	535	3
		869,844

MATERIALS — 5.64%
Dow Chemical Co.	4,080,000	141,331
FMC Corp.	1,250,000	132,325
LyondellBasell Industries NV, Class A	2,500,000	109,125
Rio Tinto PLC	1,681,753	92,696
Monsanto Co.	800,000	63,808
Sigma-Aldrich Corp.	840,000	61,371
Nucor Corp.	1,400,000	60,130
Barrick Gold Corp.	660,000	28,697
		689,483

CONSUMER STAPLES — 4.41%
Unilever NV (New York registered)	2,930,000	99,708
Nestlé SA (ADR)	1,250,000	78,750
Philip Morris International Inc.	870,000	77,090
Coca-Cola Co.	1,000,000	74,010
Costco Wholesale Corp.	600,000	54,480
Procter & Gamble Co.	770,000	51,752
Kraft Foods Inc., Class A	1,300,000	49,413
Colgate-Palmolive Co.	460,000	44,979
Origin Enterprises PLC	1,773,300	8,869
		539,051

UTILITIES — 1.77%
Edison International	1,980,000	84,170
PG&E Corp.	1,910,000	82,913
Exelon Corp.	1,250,000	49,012
		216,095

TELECOMMUNICATION SERVICES — 0.74%
AT&T Inc.	2,900,000	90,567

MISCELLANEOUS — 2.95%
Other common stocks in initial period of acquisition		360,902

Total common stocks (cost: $6,852,493,000)		9,037,553

Rights & warrants — 0.01%

CONSUMER DISCRETIONARY — 0.01%
Cooper-Standard Holdings Inc., warrants, expire 20171,2,3	38,220	812
Revel Holdings, Inc., warrants, expire 20211,3,4	3,475	417

Total rights & warrants (cost: $432,000)		1,229

Convertible securities — 0.03%

CONSUMER DISCRETIONARY — 0.03%
Cooper-Standard Holdings Inc. 7.00% convertible preferred2,3	19,937	3,900

Total convertible securities (cost: $1,973,000)		3,900

	Principal amount
Bonds, notes & other debt instruments — 21.22%	(000)

MORTGAGE-BACKED OBLIGATIONS5 — 7.06%
Fannie Mae 5.50% 2017	$630	686
Fannie Mae 5.00% 2018	1,550	1,675
Fannie Mae 5.50% 2020	4,436	4,866
Fannie Mae 6.00% 2021	183	202
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	650	664
Fannie Mae 3.50% 2025	13,783	14,476
Fannie Mae 3.50% 2025	6,535	6,863
Fannie Mae 6.00% 2026	1,553	1,745
Fannie Mae 3.00% 2027	18,000	18,647
Fannie Mae 3.50% 2027	12,000	12,570
Fannie Mae 5.50% 2033	3,286	3,608
Fannie Mae 5.50% 2033	2,118	2,325
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	500	436
Fannie Mae 5.50% 2036	4,540	4,982
Fannie Mae 6.00% 2036	7,590	8,383
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	1,671	1,905
Fannie Mae 5.00% 2037	3,624	3,925
Fannie Mae 5.50% 2037	1,865	2,050
Fannie Mae 5.50% 2037	1,814	1,978
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	386	429
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	187	206
Fannie Mae 6.00% 2037	14,369	16,045
Fannie Mae 6.00% 2037	1,400	1,545
Fannie Mae 6.00% 2037	287	316
Fannie Mae 5.00% 2038	1,663	1,800
Fannie Mae 5.50% 2038	4,283	4,671
Fannie Mae 6.00% 2038	549	606
Fannie Mae 6.00% 2039	31,378	34,608
Fannie Mae 3.50% 2040	20,725	21,315
Fannie Mae 3.50% 2040	7,295	7,502
Fannie Mae 4.00% 2040	6,571	6,951
Fannie Mae 4.50% 2040	29,588	31,526
Fannie Mae 4.50% 2040	2,389	2,545
Fannie Mae 4.50% 2040	1,233	1,314
Fannie Mae 6.00% 2040	5,462	6,011
Fannie Mae 3.50% 2041	9,326	9,591
Fannie Mae 4.00% 2041	19,789	20,768
Fannie Mae 4.00% 2041	16,267	17,072
Fannie Mae 4.50% 2041	25,301	27,006
Fannie Mae 4.50% 2041	8,287	8,830
Fannie Mae 4.50% 2041	6,451	7,005
Fannie Mae 4.50% 2041	4,286	4,570
Fannie Mae 4.50% 2041	2,197	2,345
Fannie Mae 5.50% 2041	4,465	4,870
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	430	498
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	112	132
Fannie Mae 3.00% 2042	72,000	71,764
Fannie Mae 3.50% 2042	49,983	51,201
Fannie Mae 4.50% 2042	88,000	93,624
Fannie Mae 4.50% 2042	1,502	1,604
Fannie Mae 5.00% 2042	4,000	4,322
Fannie Mae 5.50% 2042	4,530	4,936
Fannie Mae 6.00% 2042	117,000	128,919
Fannie Mae 7.00% 2047	692	771
Fannie Mae 7.00% 2047	571	637
Fannie Mae 7.00% 2047	23	26
Freddie Mac 5.00% 2023	1,229	1,329
Freddie Mac 6.00% 2026	4,634	5,131
Freddie Mac, Series T-041, Class 3-A, 6.978% 20326	611	703
Freddie Mac, Series 3233, Class PA, 6.00% 2036	3,396	3,794
Freddie Mac, Series 3312, Class PA, 5.50% 2037	3,507	3,832
Freddie Mac 5.00% 2038	10,755	11,577
Freddie Mac 6.50% 2038	1,797	2,014
Freddie Mac 5.00% 2040	9,797	10,560
Freddie Mac 4.00% 2041	24,121	25,264
Freddie Mac 4.00% 2041	4,523	4,737
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.288% 20376	5,765	5,854
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class A-3, 5.376% 2037	708	711
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 20462	5,625	5,894
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20462	7,000	7,418
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.734% 20496	8,543	9,653
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	2,379	2,384
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.883% 20386	3,000	3,413
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	10,000	11,044
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.271% 20446	10,000	11,193
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.633% (undated)6	9,100	10,143
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.225% 20446	2,250	2,513
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	5,750	6,498
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20372	3,125	3,304
American Tower Trust I, Series 2007-1A, Class B, 5.537% 20372	2,125	2,274
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20372	1,875	1,997
GE Capital Commercial Mortgage Corp., Series 2002-2, Class A-3, 5.349% 2036	206	207
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.305% 20456	5,000	5,046
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	4,341	4,412
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	3,750	3,850
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	2,544	2,668
Bank of America 5.50% 20122	2,240	2,261
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	1,012	1,049
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	45	45
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 20446	229	229
		862,868

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 6.14%
U.S. Treasury 0.75% 2013	72,875	73,365
U.S. Treasury 1.125% 2013	48,167	48,672
U.S. Treasury 1.375% 2013	89,458	90,585
U.S. Treasury 1.50% 2013	40,000	40,826
U.S. Treasury 1.875% 20137	8,193	8,632
U.S. Treasury 2.75% 2013	3,190	3,312
U.S. Treasury 1.875% 2014	44,845	46,237
U.S. Treasury 2.625% 2014	7,625	8,006
U.S. Treasury 1.875% 20157	23,740	26,524
U.S. Treasury 1.50% 2016	80,000	82,106
U.S. Treasury 2.00% 2016	13,500	14,141
U.S. Treasury 7.25% 2016	2,000	2,521
U.S. Treasury 3.50% 2018	41,630	46,788
U.S. Treasury 2.125% 20197	15,834	18,989
U.S. Treasury 6.25% 2023	44,235	61,286
U.S. Treasury 6.625% 2027	35,000	51,348
U.S. Treasury 4.375% 2039	7,000	8,393
U.S. Treasury 4.625% 2040	7,000	8,726
U.S. Treasury 4.75% 2041	46,000	58,502
Freddie Mac 1.75% 2015	20,000	20,673
Fannie Mae 6.25% 2029	9,575	13,005
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	6,000	6,036
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	5,750	5,772
CoBank ACB 1.074% 20222,6	3,805	2,904
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	2,875	2,889
		750,238

FINANCIALS — 1.39%
Realogy Corp., Letter of Credit, 4.691% 20165,6,8	991	926
Realogy Corp., Term Loan B, 4.77% 20165,6,8	12,040	11,248
Realogy Corp., Second Lien Term Loan A, 13.50% 20175,8	14,685	15,178
Realogy Corp. 7.875% 20192	4,975	5,000
Realogy Corp. 9.00% 20202	525	543
Springleaf Finance Corp., Term Loan B, 5.50% 20175,6,8	12,905	11,891
International Lease Finance Corp. 4.875% 2015	10,735	10,633
Hospitality Properties Trust 6.30% 2016	3,000	3,269
Hospitality Properties Trust 6.70% 2018	4,415	4,923
American International Group, Inc. 3.00% 2015	6,500	6,549
Bank of America Corp. 5.75% 2017	3,100	3,328
Bank of America Corp. 5.00% 2021	3,000	3,009
Kimco Realty Corp. 6.875% 2019	5,375	6,292
Royal Bank of Scotland PLC 4.875% 2015	6,000	6,241
Prologis, Inc. 7.375% 2019	5,055	5,909
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20142	1,025	1,092
Westfield Group 5.70% 20162	3,700	4,076
Murray Street Investment Trust I 4.647% 2017	5,000	5,008
Wells Fargo & Co., Series I, 3.50% 2022	5,000	4,930
Société Générale 5.20% 20212	5,000	4,809
CIT Group Inc., Series C, 4.75% 20152	4,570	4,622
QBE Capital Funding III LP 7.25% 20412,6	1,750	1,652
QBE Capital Funding II LP 6.797% (undated)2,6	3,250	2,927
Simon Property Group, LP 5.875% 2017	1,500	1,733
Simon Property Group, LP 10.35% 2019	2,000	2,758
HBOS PLC 6.75% 20182	4,600	4,322
Barclays Bank PLC 2.50% 2013	1,875	1,892
Barclays Bank PLC 5.125% 2020	2,000	2,094
Monumental Global Funding III 0.767% 20142,6	4,000	3,889
American Tower Corp. 4.625% 2015	3,595	3,832
JPMorgan Chase & Co. 3.45% 2016	3,500	3,652
BNP Paribas 5.00% 2021	3,250	3,285
Standard Chartered PLC 3.85% 20152	3,000	3,118
Toronto-Dominion Bank 2.375% 2016	3,000	3,080
Bank of Nova Scotia 2.55% 2017	3,000	3,078
Developers Diversified Realty Corp. 7.50% 2017	2,500	2,839
Lazard Group LLC 7.125% 2015	2,585	2,805
Intesa Sanpaolo SpA 6.50% 20212	2,675	2,588
AXA SA, Series B, junior subordinated 6.379% (undated)2,6	1,315	1,095
		170,115

HEALTH CARE — 1.38%
VWR Funding, Inc., Series B, 10.25% 20159	14,719	15,308
PTS Acquisition Corp. 9.50% 20159	6,559	6,772
PTS Acquisition Corp. 9.75% 2017	€5,495	7,365
inVentiv Health Inc. 10.00% 20182	$10,525	9,578
inVentiv Health Inc. 10.00% 20182	4,305	3,896
Tenet Healthcare Corp. 7.375% 2013	12,855	13,241
Bausch & Lomb Inc. 9.875% 2015	10,975	11,606
Kinetic Concepts, Inc. 10.50% 20182	6,330	6,639
Kinetic Concepts, Inc. 12.50% 20192	4,600	4,370
Quintiles, Term Loan B, 5.00% 20185,6,8	10,187	10,223
Multiplan Inc. 9.875% 20182	7,030	7,627
Alkermes, Inc., Term Loan B, 6.75% 20175,6,8	4,903	5,007
Alkermes, Inc., Term Loan B, 9.50% 20185,6,8	2,175	2,262
GlaxoSmithKline Capital Inc. 4.85% 2013	6,825	7,166
Novartis Capital Corp. 2.90% 2015	6,000	6,398
Surgical Care Affiliates, Inc. 8.875% 20152,6,9	5,870	5,958
Surgical Care Affiliates, Inc. 10.00% 20172	135	135
Symbion Inc. 8.00% 2016	5,820	5,791
Express Scripts Inc. 3.125% 2016	5,000	5,210
Cardinal Health, Inc. 5.80% 2016	4,500	5,205
Rotech Healthcare Inc. 10.50% 2018	6,675	4,439
Grifols Inc. 8.25% 2018	3,260	3,545
Boston Scientific Corp. 6.00% 2020	3,000	3,448
Merge Healthcare Inc 11.75% 2015	3,020	3,277
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	1,900	2,102
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	1,025	1,134
Centene Corp. 5.75% 2017	2,595	2,695
Biogen Idec Inc. 6.00% 2013	2,560	2,675
Amgen Inc. 2.50% 2016	2,475	2,546
Gilead Sciences, Inc. 2.40% 2014	1,000	1,035
Gilead Sciences, Inc. 3.05% 2016	800	838
Patheon Inc. 8.625% 20172	1,265	1,094
Vanguard Health Systems Inc. 0% 2016	159	106
		168,691

INDUSTRIALS — 1.16%
Hawker Beechcraft Acquisition Co., LLC, Term Loan E, 14.00% 20123,5,6,8	3,373	3,373
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.37% 20145,6,8	1,546	1,152
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.47% 20145,6,8	25,059	18,678
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20145,6,8	4,460	3,345
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	905	9
CEVA Group PLC 11.625% 20162	450	479
CEVA Group PLC 8.375% 20172	2,025	2,015
CEVA Group PLC 11.50% 20182	12,355	12,293
CEVA Group PLC 12.75% 20202	8,450	8,028
Ply Gem Industries, Inc. 13.125% 2014	4,080	4,141
Ply Gem Industries, Inc. 8.25% 2018	11,630	11,761
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	13,545	13,240
Nortek Inc. 10.00% 2018	4,800	5,112
Nortek Inc. 8.50% 2021	3,785	3,766
JELD-WEN Escrow Corp. 12.25% 20172	6,000	6,765
DAE Aviation Holdings, Inc. 11.25% 20152	6,150	6,442
Euramax International, Inc. 9.50% 2016	6,965	6,408
US Investigations Services, Inc. 10.50% 20152	3,600	3,438
US Investigations Services, Inc. 11.75% 20162	1,735	1,653
Union Pacific Corp. 5.75% 2017	830	985
Union Pacific Corp. 5.70% 2018	3,205	3,836
Burlington Northern Santa Fe LLC 7.00% 2014	1,945	2,161
Burlington Northern Santa Fe LLC 4.10% 2021	2,000	2,137
Norfolk Southern Corp. 5.75% 2016	2,255	2,610
Norfolk Southern Corp. 5.75% 2018	1,075	1,271
Norfolk Southern Corp. 4.837% 20412	67	69
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	1,395	1,262
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	2,880	2,484
General Electric Capital Corp. 4.65% 2021	3,000	3,198
Atlas Copco AB 5.60% 20172	2,750	3,165
Volvo Treasury AB 5.95% 20152	2,205	2,364
Northwest Airlines, Inc., Term Loan B, 3.97% 20135,6,8	427	428
Northwest Airlines, Inc., Term Loan A, 2.22% 20185,6,8	1,700	1,606
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20185	159	160
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20195	13	14
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20212,5	55	54
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20225	770	782
RailAmerica, Inc. 9.25% 2017	429	454
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20195	246	101
		141,239

TELECOMMUNICATION SERVICES — 1.11%
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 20152	$12,895	12,766
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 20152	8,195	8,113
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20172	7,055	6,297
Nextel Communications, Inc., Series E, 6.875% 2013	3,770	3,789
Nextel Communications, Inc., Series F, 5.95% 2014	10,180	10,231
Nextel Communications, Inc., Series D, 7.375% 2015	2,775	2,692
Sprint Nextel Corp. 8.375% 2017	1,250	1,212
Sprint Nextel Corp. 9.125% 20172	2,750	2,743
Sprint Nextel Corp. 11.50% 20212	3,700	3,987
Wind Acquisition SA 11.75% 20172	11,640	11,524
Wind Acquisition SA 7.25% 20182	3,350	3,166
Wind Acquisition SA 7.375% 2018	€2,835	3,526
Cricket Communications, Inc. 10.00% 2015	$6,365	6,731
Cricket Communications, Inc. 7.75% 2016	7,865	8,337
AT&T Inc. 6.70% 2013	4,340	4,749
SBC Communications Inc. 5.10% 2014	1,125	1,239
AT&T Inc. 5.35% 2040	2,500	2,660
Vodafone Group PLC, Term Loan B, 6.875% 20155,8,9	5,981	6,040
Vodafone Group PLC, Term Loan B, 6.25% 20163,5,8,9	2,191	2,208
Deutsche Telekom International Finance BV 8.75% 20306	2,345	3,224
Deutsche Telekom International Finance BV 9.25% 2032	2,665	3,929
Trilogy International Partners, LLC, 10.25% 20162	7,550	6,625
Telecom Italia Capital SA, Series B, 5.25% 2013	2,200	2,266
Telecom Italia Capital SA 6.999% 2018	1,000	1,070
Telecom Italia Capital SA 7.175% 2019	2,000	2,140
France Télécom 4.125% 2021	5,000	5,213
LightSquared, Term Loan B, 12.00% 20145,8,9	8,325	3,790
Telefónica Emisiones, SAU 3.729% 2015	925	922
Telefónica Emisiones, SAU 5.134% 2020	2,075	1,987
Verizon Communications Inc. 4.75% 2041	1,275	1,291
Verizon Communications Inc. 6.00% 2041	975	1,156
		135,623

CONSUMER DISCRETIONARY — 0.86%
MGM Resorts International 6.75% 2012	7,715	7,884
MGM Resorts International 6.75% 2013	6,740	6,984
MGM Resorts International 5.875% 2014	11,965	12,384
Revel Entertainment, Term Loan B, 9.00% 20175,6,8	6,000	5,946
Revel Entertainment 12.00% 20183,4,6,9	7,878	7,632
Boyd Gaming Corp. 6.75% 2014	1,960	1,972
Boyd Gaming Corp. 7.125% 2016	3,570	3,463
Boyd Gaming Corp. 9.125% 2018	5,945	6,220
Comcast Corp. 6.45% 2037	1,750	2,096
Comcast Corp. 6.95% 2037	5,125	6,492
Time Warner Cable Inc. 6.75% 2018	3,345	4,085
Time Warner Cable Inc. 8.75% 2019	180	235
Time Warner Cable Inc. 5.00% 2020	3,000	3,317
Univision Communications Inc., Term Loan B, 4.491% 20175,6,8	5,941	5,520
Neiman Marcus Group, Inc., Term Loan B, 4.75% 20185,6,8	5,285	5,286
Volkswagen International Finance NV 2.375% 20172	5,000	5,022
Virgin Media Secured Finance PLC 5.25% 2021	3,525	3,795
Time Warner Inc. 6.25% 2041	2,500	2,858
Staples, Inc. 9.75% 2014	2,500	2,841
Michaels Stores, Inc. 13.00% 2016	2,400	2,538
Toys “R” Us-Delaware, Inc. 7.375% 20162	2,190	2,256
PETCO Animal Supplies, Inc. 9.25% 20182	2,000	2,205
Allison Transmission Holdings, Inc. 11.00% 20152	1,766	1,867
Thomson Reuters Corp. 5.95% 2013	1,575	1,671
Thomson Reuters Corp. 6.50% 2018	140	173
Radio One, Inc., Term Loan B, 7.50% 20165,6,8	465	463
		105,205

ENERGY — 0.55%
Petroplus Finance Ltd. 6.75% 20142	11,925	4,710
Petroplus Finance Ltd. 7.00% 20172	5,075	2,005
Petroplus Finance Ltd. 9.375% 20192,10	3,775	1,491
Woodside Finance Ltd. 4.60% 20212	7,660	7,979
Enbridge Energy Partners, LP, Series B, 6.50% 2018	3,050	3,698
Enbridge Energy Partners, LP, Series B, 7.50% 2038	2,000	2,570
Kinder Morgan Energy Partners, LP 6.00% 2017	5,120	5,906
TransCanada PipeLines Ltd. 7.625% 2039	4,000	5,663
Transocean Inc. 5.05% 2016	4,500	4,823
Cenovus Energy Inc. 4.50% 2014	4,000	4,322
StatoilHydro ASA 1.80% 2016	4,000	4,063
Southwestern Energy Co. 4.10% 20222	4,000	3,972
Enterprise Products Operating LLC 5.20% 2020	3,500	3,914
Williams Partners L.P. 4.125% 2020	3,000	3,087
Williams Partners L.P. 4.00% 2021	780	789
Canadian Natural Resources Ltd. 5.70% 2017	3,000	3,556
Phillips 66 5.875% 20422	2,965	3,039
Energy Transfer Partners, L.P. 5.20% 2022	1,395	1,462
		67,049

INFORMATION TECHNOLOGY — 0.54%
First Data Corp. 9.875% 2015	2,489	2,502
First Data Corp. 9.875% 2015	197	199
First Data Corp. 10.55% 20159	2,409	2,457
First Data Corp. 11.25% 2016	5,005	4,555
First Data Corp. 7.375% 20192	600	614
First Data Corp. 8.25% 20212	4,319	4,243
First Data Corp. 12.625% 2021	1,471	1,482
First Data Corp. 8.75% 20222,6,9	10,510	10,195
Freescale Semiconductor, Inc. 10.125% 2016	4,448	4,759
Freescale Semiconductor, Inc. 10.125% 20182	3,625	4,060
Freescale Semiconductor, Inc., Term Loan B, 6.00% 20195,6,8	8,750	8,742
SRA International, Inc., Term Loan B, 6.50% 20185,6,8	7,164	7,155
Sterling Merger Inc. 11.00% 20192	3,865	4,097
NXP BV and NXP Funding LLC 9.75% 20182	7,460	8,467
Blackboard Inc., Term Loan B, 7.50% 20185,6,8	2,294	2,287
Sanmina-SCI Corp. 8.125% 2016	269	277
		66,091

CONSUMER STAPLES — 0.33%
Rite Aid Corp. 9.75% 2016	7,750	8,622
Rite Aid Corp. 10.375% 2016	1,032	1,104
Rite Aid Corp. 10.25% 2019	8,655	10,007
Rite Aid Corp. 8.00% 2020	1,750	2,023
Anheuser-Busch InBev NV 3.625% 2015	4,250	4,565
Kraft Foods Inc. 5.375% 2020	3,000	3,473
British American Tobacco International Finance PLC 9.50% 20182	2,470	3,373
Pernod Ricard SA 2.95% 20172	3,000	3,033
SABMiller Holdings Inc. 4.95% 20422	2,500	2,592
Delhaize Group 6.50% 2017	1,800	2,082
		40,874

UTILITIES — 0.29%
TXU, Term Loan, 4.743% 20175,6,8	10,225	5,707
Texas Competitive Electric Holdings Co. LLC, 11.50% 20202	8,360	5,497
MidAmerican Energy Co. 5.95% 2017	1,375	1,634
PacifiCorp., First Mortgage Bonds, 5.65% 2018	1,250	1,493
MidAmerican Energy Holdings Co. 5.95% 2037	3,500	4,090
CenterPoint Energy Resources Corp. 4.50% 2021	4,690	5,006
Electricité de France SA 6.50% 20192	170	199
Electricité de France SA 6.95% 20392	4,000	4,751
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	4,100	4,348
Virginia Electric and Power Co., Series B, 5.95% 2017	1,800	2,188
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 20182,5	796	851
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	50	60
		35,824

MATERIALS — 0.26%
Georgia Gulf Corp. 9.00% 20172	7,450	8,307
Reynolds Group 8.75% 20162	2,780	2,954
Reynolds Group 9.875% 20192	3,595	3,680
Reynolds Group 9.875% 20192	1,280	1,310
ArcelorMittal 4.50% 2017	4,000	4,015
ArcelorMittal 6.25% 2022	2,500	2,532
Newpage Corp. 11.375% 2014	5,480	3,699
Ecolab Inc. 3.00% 2016	2,545	2,649
International Paper Co. 7.30% 2039	2,005	2,442
		31,588

ASSET-BACKED OBLIGATIONS5 — 0.08%
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015	2,875	3,004
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-4, 5.46% 2035	1,800	1,908
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 1.367% 20346	2,291	1,776
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	1,015	1,023
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 0.542% 20192,6	1,042	1,019
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	893	889
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	442	450
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 1.042% 20346	200	159
		10,228

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.07%
Polish Government 5.25% 2014	1,000	1,062
Polish Government 6.375% 2019	2,950	3,444
Hungarian Government 6.25% 2020	1,975	1,812
Latvia (Republic of) 5.25% 20172	1,700	1,755
		8,073

Total bonds, notes & other debt instruments (cost: $2,503,936,000)		2,593,706

Short-term securities — 7.71%

U.S. Treasury Bills 0.046%–0.147% due 4/12–9/13/2012	304,100	304,024
Fannie Mae 0.05%–0.12% due 5/30–8/1/2012	112,900	112,883
Freddie Mac 0.08%–0.13% due 4/3/2012–1/9/2013	93,500	93,448
Federal Home Loan Bank 0.06%–0.17% due 5/22–8/10/2012	72,150	72,134
Procter & Gamble Co. 0.13% due 6/11/20122	50,000	49,991
Chariot Funding, LLC 0.23% due 6/15/20122	50,000	49,983
Variable Funding Capital Company LLC 0.12% due 4/4/20122	35,000	35,000
Wal-Mart Stores, Inc. 0.09% due 4/10/20122	34,200	34,199
Straight-A Funding LLC 0.19% due 4/23/20122	33,850	33,849
Colgate-Palmolive Co. 0.07% due 4/13/20122	23,700	23,699
Johnson & Johnson 0.17% due 11/1/20122	23,200	23,172
Merck & Co. Inc. 0.08% due 4/12/20122	23,000	22,999
Emerson Electric Co. 0.11% due 4/24/20122	22,450	22,448
Abbott Laboratories 0.12% due 5/29/20122	21,900	21,898
Estée Lauder Companies Inc. 0.11% due 4/11/20122	15,000	14,999
eBay Inc. 0.14% due 5/10/20122	15,000	14,998
Federal Farm Credit Banks 0.14% due 5/15/2012	10,300	10,299
Walt Disney Co. 0.10% due 4/17/20122	2,200	2,200

Total short-term securities (cost: $942,197,000)		942,223

Total investment securities (cost: $10,301,031,000)		12,578,611
Other assets less liabilities		(356,341)

Net assets		$12,222,270
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $672,148,000, which represented 5.50% of the net assets of the fund.

3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $18,345,000, which represented .15% of the net assets of the fund.

4Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date(s)	(000)	(000)	assets
Revel Entertainment 12.00% 2018	2/15/2011–3/15/2012	$7,574	$7,632	.06%
Revel Holdings, Inc., warrants, expire 2021	2/15/2011	—	417	.01
Atrium Corp.	4/30/2010	48	3	.00
Total restricted securities		$7,622	$8,052	.07%

5Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
6Coupon rate may change periodically.
7Index-linked bond whose principal amount moves with a government price index.

8Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $138,461,000, which represented 1.13% of the net assets of the fund.

9Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
10Scheduled interest and/or principal payment was not received.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs")

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee") to administer, implement and oversee the fair value process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2012 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Common stocks:
Financials	$1,361,184	$—	$—	$1,361,184
Information technology	1,300,622	—	—	1,300,622
Consumer discretionary	1,247,723	—	—	1,247,723
Energy	1,207,051	—	—	1,207,051
Health care	1,155,031	—	—	1,155,031
Industrials	869,841	—	3	869,844
Materials	689,483	—	—	689,483
Consumer staples	539,051	—	—	539,051
Utilities	216,095	—	—	216,095
Telecommunication services	90,567	—	—	90,567
Miscellaneous	360,902	—	—	360,902
Rights & warrants	—	812	417	1,229
Convertible securities	—	3,900	—	3,900
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	962,299	—	962,299
Mortgage-backed obligations	—	862,868	—	862,868
Bonds & notes of U.S. government
& government agencies	—	750,238	—	750,238
Asset-backed obligations	—	10,228	—	10,228
Bonds & notes of governments outside the U.S.	—	8,073	—	8,073
Short-term securities	—	942,223	—	942,223
Total	$9,037,550	$3,540,641	$420	$12,578,611

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$2,422,698
Gross unrealized depreciation on investment securities	(166,551)
Net unrealized appreciation on investment securities	2,256,147
Cost of investment securities for federal income tax purposes	10,322,464

Key to abbreviations and symbol

ADR = American Depositary Receipts
FDR = Fiduciary Depositary Receipts
€ = Euros

Global Balanced FundSM
Investment portfolio

March 31, 2012
 unaudited

Common stocks — 59.85%	Shares	Value (000)

INDUSTRIALS — 9.53%
General Electric Co.	92,400	$1,855
Siemens AG	15,515	1,564
Schneider Electric SA	17,600	1,150
Keppel Corp. Ltd.	112,000	979
Komatsu Ltd.	34,000	969
Atlas Copco AB, Class B	42,900	925
Aggreko PLC	24,100	867
Cummins Inc.	5,700	684
Union Pacific Corp.	4,950	532
Deere & Co.	6,300	510
KONE Oyj, Class B	9,100	507
Kubota Corp.	50,000	480
CCR SA, ordinary nominative	45,600	369
Noble Group Ltd.	253,000	278
Geberit AG	800	167
		11,836

INFORMATION TECHNOLOGY — 7.29%
Taiwan Semiconductor Manufacturing Co. Ltd.	614,000	1,766
Oracle Corp.	41,520	1,211
Canon, Inc.	18,500	874
ASML Holding NV	15,500	775
Apple Inc.1	1,130	677
Texas Instruments Inc.	20,000	672
Samsung Electronics Co. Ltd.	510	574
HTC Corp.	27,000	546
KLA-Tencor Corp.	8,500	463
ASM Pacific Technology Ltd.	31,600	461
Google Inc., Class A1	660	423
Automatic Data Processing, Inc.	6,830	377
Delta Electronics, Inc.	78,000	229
		9,048

CONSUMER STAPLES — 6.58%
Nestlé SA	23,290	1,466
Procter & Gamble Co.	20,350	1,368
Anheuser-Busch InBev NV	8,300	606
Anheuser-Busch InBev NV (ADR)	8,250	600
Unilever PLC	30,150	995
PepsiCo, Inc.	10,500	697
Costco Wholesale Corp.	5,720	519
British American Tobacco PLC	9,950	501
Grupo Modelo, SAB de CV, Series C	71,400	498
SABMiller PLC	11,700	470
CP ALL PCL	213,400	453
		8,173

CONSUMER DISCRETIONARY — 6.28%
Amazon.com, Inc.1	5,730	1,160
Daimler AG	17,020	1,026
Truworths International Ltd.	79,760	840
Home Depot, Inc.	14,430	726
Comcast Corp., Class A	21,930	658
H & M Hennes & Mauritz AB, Class B	15,000	543
McGraw-Hill Companies, Inc.	10,400	504
Industria de Diseño Textil, SA	4,770	457
McDonald’s Corp.	4,640	455
Tiffany & Co.	6,000	415
SES SA, Class A (FDR)	16,600	412
Eutelsat Communications	9,475	350
Thomson Reuters Corp.	6,500	188
Hyundai Mobis Co., Ltd.	240	61
		7,795

ENERGY — 6.26%
Royal Dutch Shell PLC, Class B	44,520	1,566
Chevron Corp.	12,930	1,387
Husky Energy Inc.	54,450	1,385
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	28,100	746
Penn West Petroleum Ltd.	37,800	739
Spectra Energy Corp	16,700	527
Technip SA	4,250	501
TOTAL SA	9,000	459
Tenaris SA (ADR)	12,000	459
		7,769

FINANCIALS — 5.75%
Westfield Group	87,900	804
Industrial and Commercial Bank of China Ltd., Class H	1,120,000	723
Prudential PLC	52,000	622
Wells Fargo & Co.	18,000	614
Siam Commercial Bank PCL	112,000	521
British Land Co. PLC	64,799	497
Bank of the Philippine Islands	270,000	465
HCP, Inc.	11,570	457
Sumitomo Mitsui Financial Group, Inc.	13,500	444
HSBC Holdings PLC (United Kingdom)	38,000	337
Toronto-Dominion Bank	3,900	331
ICICI Bank Ltd. (ADR)	8,600	300
Sanlam Ltd.	63,500	275
Goldman Sachs Group, Inc.	2,000	249
Bank of Nova Scotia	3,600	202
BNP Paribas SA	3,760	178
DNB ASA	9,800	126
		7,145

HEALTH CARE — 5.70%
Merck & Co., Inc.	44,920	1,725
Bristol-Myers Squibb Co.	45,810	1,546
Novo Nordisk A/S, Class B	6,000	831
Pfizer Inc	28,000	634
Baxter International Inc.	10,600	634
Fresenius Medical Care AG & Co. KGaA	6,600	468
Bayer AG	6,400	450
Novartis AG	7,660	424
PT Kalbe Farma Tbk	948,000	368
		7,080

MATERIALS — 4.78%
Cliffs Natural Resources Inc.	17,500	1,212
MeadWestvaco Corp.	32,800	1,036
E.I. du Pont de Nemours and Co.	12,000	635
Potash Corp. of Saskatchewan Inc.	12,050	551
PT Semen Gresik (Persero) Tbk	388,000	520
Nucor Corp.	11,000	472
L’Air Liquide SA, bonus shares2	2,094	279
L’Air Liquide SA, non-registered shares	1,426	190
Syngenta AG	1,160	401
Alcoa Inc.	37,500	376
Formosa Chemicals & Fibre Corp.	89,000	260
		5,932

TELECOMMUNICATION SERVICES — 2.84%
Total Access Communication PCL	220,000	585
Total Access Communication PCL, nonvoting depository receipt	109,000	289
Verizon Communications Inc.	22,110	845
Koninklijke KPN NV	55,800	614
América Móvil, SAB de CV, Series L	412,700	514
AT&T Inc.	12,000	375
France Télécom SA	18,380	272
KT Corp.	1,110	31
		3,525

UTILITIES — 1.32%
Power Assets Holdings Ltd.	98,000	719
International Power PLC	80,000	518
Cheung Kong Infrastructure Holdings Ltd.	65,000	396
		1,633

MISCELLANEOUS — 3.52%
Other common stocks in initial period of acquisition		4,371

Total common stocks (cost: $70,596,000)		74,307

Convertible securities — 0.37%

MISCELLANEOUS — 0.37%
Other convertible securities in initial period of acquisition		462

Total convertible securities (cost: $443,000)		462

	Principal amount
Bonds, notes & other debt instruments — 30.23%	(000)

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 15.31%
German Government 4.25% 2014	€400	581
German Government, Series 6, 4.00% 2016	300	456
German Government, Series 7, 4.00% 2018	450	700
German Government, Series 8, 4.25% 2018	350	555
German Government 3.00% 2020	600	892
German Government 2.25% 2021	60	83
German Government 3.25% 2042	100	156
Japanese Government, Series 269, 1.30% 2015	¥17,500	218
Japanese Government, Series 275, 1.40% 2015	10,000	126
Japanese Government, Series 296, 1.50% 2018	155,000	1,988
Japanese Government, Series 310, 1.00% 2020	58,000	712
Japanese Government, Series 21, 2.30% 2035	10,000	131
United Mexican States Government, Series M, 7.50% 2012	MXN1,000	79
United Mexican States Government Global 6.625% 2015	$150	172
United Mexican States Government, Series M10, 8.00% 2015	MXN1,000	86
United Mexican States Government, Series M10, 7.75% 2017	7,000	609
United Mexican States Government 3.50% 20173	936	81
United Mexican States Government, Series M, 6.50% 2021	5,000	401
United Mexican States Government, Series M30, 10.00% 2036	2,300	231
Singapore (Republic of) 1.625% 2013	$ S275	222
Singapore (Republic of) 3.625% 2014	170	146
Singapore (Republic of) 2.875% 2015	160	138
Singapore (Republic of) 3.75% 2016	430	391
Singapore (Republic of) 4.00% 2018	110	104
Singapore (Republic of) 3.25% 2020	200	180
Singapore (Republic of) 2.25% 2021	180	151
United Kingdom 4.50% 2013	£30	50
United Kingdom 2.00% 2016	30	50
United Kingdom 4.50% 2019	150	287
United Kingdom 3.75% 2020	75	137
United Kingdom 5.00% 2025	250	508
United Kingdom 4.75% 2038	70	141
United Kingdom 4.25% 2040	50	93
Swedish Government, Series 1041, 6.75% 2014	SKr 400	67
Swedish Government, Series 1049, 4.50% 2015	4,300	716
Swedish Government, Series 1047, 5.00% 2020	1,650	311
Swedish Government, Series 3104, 3.50% 20283	275	62
Netherlands Government Eurobond 3.25% 2015	€520	749
Netherlands Government 1.00% 2017	$100	99
Netherlands Government Eurobond 5.50% 2028	€100	180
Polish Government, Series 0414, 5.75% 2014	PLN 625	206
Polish Government, Series 1017, 5.25% 2017	500	163
Polish Government, Series 1020, 5.25% 2020	1,000	318
Polish Government 5.125% 2021	$100	107
Polish Government, Series 1021, 5.75% 2021	PLN100	33
Hungarian Government, Series 14/C, 5.50% 2014	HUF 35,000	151
Hungarian Government, Series 17/B, 6.75% 2017	14,600	61
Hungarian Government, Series 19/A, 6.50% 2019	127,750	507
Hungarian Government, Series 22A, 7.00% 2022	18,000	71
South Korean Government 5.25% 2015	KRW315,450	293
South Korean Government 5.50% 2017	80,550	77
South Korean Government, Series 2106, 4.25% 2021	412,000	373
Canadian Government 4.25% 2018	$ C450	519
Israeli Government 4.50% 2015	ILS900	252
Israeli Government 5.00% 20153	64	20
Israeli Government 5.50% 2017	550	160
Italian Government 4.75% 2021	€300	394
Kingdom of Denmark 4.00% 2019	DKr1,500	319
State of Qatar 3.125% 20174	$250	256
Malaysian Government, Series 204, 5.094% 2014	MYR700	238
Bermudan Government 5.603% 2020	$200	227
Colombia (Republic of) Global 4.375% 2021	200	218
Spanish Government 3.25% 2016	€150	196
Russian Federation 7.85% 2018	RUB5,000	179
Bahrain Government 5.50% 2020	$175	174
Chilean Government 3.25% 2021	125	127
Canada Housing Trust 3.35% 2020	$ C100	107
Province of Ontario, Series 1, 1.875% 2012	$100	101
Queensland Treasury Corp., Series 15, 6.00% 2015	$ A63	69
Queensland Treasury Corp. 6.00% 2015	5	5
Thai Government 5.25% 2014	THB1,325	45
		19,005

CORPORATE BONDS & NOTES — 6.95%
FINANCIALS — 2.55%
JPMorgan Chase & Co. 4.35% 2021	$150	153
JPMorgan Chase & Co. 4.625% 2021	196	205
Goldman Sachs Group, Inc. 7.50% 2019	100	114
Goldman Sachs Group, Inc. 5.25% 2021	100	99
Goldman Sachs Group, Inc. 5.75% 2022	120	124
Westfield Group 7.125% 20184	50	59
Westfield Group 6.75% 20194	200	232
WEA Finance LLC 4.625% 20214	45	46
Citigroup Inc. 4.587% 2015	30	32
Citigroup Inc. 3.953% 2016	75	77
Citigroup Inc. 4.45% 2017	175	183
UBS AG 4.875% 2020	250	260
Bank of America Corp. 5.625% 2020	100	104
Bank of America Corp. 5.70% 2022	100	106
Korea Development Bank 3.875% 2017	200	207
Wells Fargo & Co. 4.60% 2021	100	107
Wells Fargo & Co., Series I, 3.50% 2022	100	99
Standard Chartered PLC 3.20% 20164	103	105
Standard Chartered Bank 5.875% 2017	€50	72
Prologis, Inc. 6.875% 2020	$101	116
Kimco Realty Corp., Series C, 5.783% 2016	100	110
Boston Properties, Inc. 3.70% 2018	100	104
HSBC Holdings PLC 4.00% 2022	100	99
American International Group, Inc. 3.80% 2017	75	76
Barclays Bank PLC 6.00% 2018	€50	67
Royal Bank of Scotland PLC 6.934% 2018	50	63
Simon Property Group, LP 6.125% 2018	$50	59
BNP Paribas 5.00% 2021	50	51
Zurich Finance (USA), Inc., Series 6, 5.75% 20235	€30	41
		3,170

ENERGY — 1.27%
Reliance Holdings Ltd. 5.40% 20224	$250	249
Pemex Project Funding Master Trust 4.875% 20224	50	52
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	100	115
Pemex Project Funding Master Trust 6.50% 20414	45	51
Statoil ASA 3.125% 2017	40	43
Statoil ASA 3.15% 2022	160	162
Petrobras International 5.375% 2021	170	184
Total Capital International 2.875% 2022	150	144
Gazprom OJSC 5.875% 2015	€100	144
Transocean Inc. 6.375% 2021	$105	118
Kinder Morgan Energy Partners, LP 3.50% 2016	100	105
TransCanada PipeLines Ltd. 5.05% 2014	$ C75	80
Spectra Energy Partners, LP 2.95% 2016	$75	77
Energy Transfer Partners, L.P. 5.20% 2022	55	58
		1,582

CONSUMER STAPLES — 0.83%
Anheuser-Busch InBev NV 0.927% 20145	$175	$175
Anheuser-Busch InBev NV 7.75% 2019	60	78
SABMiller Holdings Inc. 2.45% 20174	200	203
Wal-Mart Stores, Inc. 2.80% 2016	150	161
Pernod Ricard SA 4.45% 20224	150	152
Philip Morris International Inc. 2.90% 2021	100	99
Coca-Cola Co. 1.80% 2016	85	87
PepsiCo, Inc. 2.50% 2016	50	52
Procter & Gamble Co. 1.45% 2016	20	20
		1,027

TELECOMMUNICATION SERVICES — 0.46%
Deutsche Telekom International Finance BV 2.25% 20174	150	149
Deutsche Telekom International Finance BV 6.00% 2017	€75	117
Verizon Communications Inc. 3.50% 2021	$125	128
Verizon Communications Inc. 6.00% 2041	50	59
Koninklijke KPN NV 3.75% 2020	€50	68
Telecom Italia Capital SA 7.175% 2019	$50	53
		574

HEALTH CARE — 0.37%
Amgen Inc. 2.50% 2016	175	180
Amgen Inc. 3.875% 2021	128	131
Novartis Capital Corp. 2.90% 2015	50	54
Novartis Securities Investment Ltd. 5.125% 2019	25	29
Roche Holdings Inc. 6.00% 20194	50	61
		455

INFORMATION TECHNOLOGY — 0.35%
International Business Machines Corp. 1.95% 2016	200	206
Xerox Corp. 2.95% 2017	100	101
First Data Corp. 7.375% 20194	75	77
Cisco Systems, Inc. 0.724% 20145	50	50
		434

CONSUMER DISCRETIONARY — 0.35%
Time Warner Inc. 4.75% 2021	200	220
Time Warner Cable Inc. 4.125% 2021	100	104
McDonald’s Corp. 3.50% 2020	50	54
NBCUniversal Media, LLC 4.375% 2021	50	53
		431

MATERIALS — 0.34%
Cliffs Natural Resources Inc. 4.875% 2021	145	150
E.I. du Pont de Nemours and Co. 0.894% 20145	115	116
ArcelorMittal 5.25% 2020	65	64
ArcelorMittal 6.25% 2022	35	35
Rio Tinto Finance (USA) Ltd. 2.50% 2016	50	52
		417

UTILITIES — 0.23%
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017	125	139
Enersis SA 7.375% 2014	50	55
National Grid PLC 6.30% 2016	40	46
E.ON International Finance BV 5.80% 20184	25	29
PSEG Power LLC 2.75% 2016	15	15
		284

INDUSTRIALS — 0.20%
General Electric Capital Corp. 1.213% 20145	$65	$65
General Electric Capital Corp. 2.90% 2017	75	78
General Electric Capital Corp. 4.375% 2020	50	53
General Electric Capital Corp. 4.65% 2021	50	53
		249

Total corporate bonds & notes		8,623

MORTGAGE-BACKED OBLIGATIONS6 — 4.13%
Fannie Mae 3.00% 2027	550	570
Fannie Mae 3.00% 2027	150	155
Fannie Mae 3.50% 2027	440	462
Fannie Mae 4.00% 2027	80	85
Fannie Mae 5.00% 2036	171	184
Fannie Mae 6.00% 2037	100	110
Fannie Mae 5.00% 2038	184	199
Fannie Mae 6.00% 2038	41	45
Fannie Mae 5.00% 2039	179	193
Fannie Mae 4.50% 2041	149	159
Fannie Mae 5.00% 2041	341	375
Fannie Mae 5.00% 2041	122	134
Fannie Mae 5.00% 2041	99	109
Fannie Mae 5.00% 2041	49	55
Fannie Mae 3.50% 2042	700	717
Fannie Mae 4.00% 2042	379	398
Fannie Mae 4.50% 2042	400	426
Fannie Mae 6.00% 2042	150	165
Freddie Mac 5.00% 2041	273	300
Government National Mortgage Assn. 3.50% 2042	200	209
Nordea Hypotek AB 4.00% 2014	SKr500	78
		5,128

BONDS & NOTES OF U.S. GOVERNMENT — 3.84%
U.S. Treasury 3.125% 2013	$250	261
U.S. Treasury 3.875% 2013	750	774
U.S. Treasury 1.75% 2015	975	1,011
U.S. Treasury 1.50% 2016	70	72
U.S. Treasury 2.00% 2016	70	73
U.S. Treasury 4.50% 2016	200	229
U.S. Treasury 8.875% 2017	100	140
U.S. Treasury 3.50% 2018	350	393
U.S. Treasury 1.25% 2019	50	49
U.S. Treasury 3.125% 2019	125	138
U.S. Treasury 3.50% 2020	150	169
U.S. Treasury 2.00% 2021	108	106
U.S. Treasury 2.125% 2021	200	200
U.S. Treasury 2.00% 2022	75	73
U.S. Treasury 6.50% 2026	50	72
U.S. Treasury 5.25% 2029	80	105
U.S. Treasury 4.625% 2040	560	698
U.S. Treasury 3.75% 2041	110	119
U.S. Treasury 4.75% 2041	70	89
		4,771

Total bonds, notes & other debt instruments (cost: $37,525,000)		37,527

	Principal amount	Value
Short-term securities — 11.59%	(000)	(000)

Old Line Funding, LLC 0.13% due 4/16/20124	$1,900	$1,900
Thunder Bay Funding, LLC 0.12% due 4/17/20124	900	900
Barclays U.S. Funding Corp. 0.10% due 4/2/2012	2,500	2,500
British Columbia (Province of) 0.13% due 4/9/2012	1,900	1,900
Federal Home Loan Bank 0.15% due 11/26/2012	1,800	1,798
Freddie Mac 0.10% due 10/1/2012	1,700	1,698
U.S. Treasury Bill 0.10% due 4/19/2012	1,400	1,400
Coca-Cola Co. 0.11% due 4/5/20124	1,200	1,200
Novartis Securities Investment Ltd. 0.11% due 4/12/20124	1,100	1,100

Total short-term securities (cost: $14,397,000)		14,396

Total investment securities (cost: $122,961,000)		126,692
Other assets less liabilities		(2,535)

Net assets		$124,157

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $279,000, which represented .22% of the net assets of the fund.
3Index-linked bond whose principal amount moves with a government price index.

4Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,821,000, which represented 5.49% of the net assets of the fund.

5Coupon rate may change periodically.
6Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs")

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee") to administer, implement and oversee the fair value process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2012 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Industrials	$11,836	$—		$—	$11,836
Information technology	9,048	—		—	9,048
Consumer staples	8,173	—		—	8,173
Consumer discretionary	7,795	—		—	7,795
Energy	7,769	—		—	7,769
Financials	7,145	—		—	7,145
Health care	7,080	—		—	7,080
Materials	5,653	279		—	5,932
Telecommunication services	3,525	—		—	3,525
Utilities	1,633	—		—	1,633
Miscellaneous	4,371	—		—	4,371
Convertible securities	—	462		—	462
Bonds, notes & other debt instruments:
Bonds & notes of governments &
government agencies outside the U.S.	—	19,005		—	19,005
Corporate bonds & notes	—	8,623		—	8,623
Mortgage-backed obligations	—	5,128		—	5,128
Bonds & notes of U.S. government	—	4,771		—	4,771
Short-term securities	—	14,396		—	14,396
Total	$74,028	$52,664		$—	$126,692

Forward currency contracts*:	Level 1	Level 2		Level 3	Total
Unrealized appreciation on open forward currency contracts	$—	$5		$—	$5
Unrealized depreciation on open forward currency contracts	—	(5)		—	(5)
Total	$—	$—	†	$—	$—	†

*Forward currency contracts are not included in the investment portfolio.
†Amount less than one thousand.

Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates. To reduce these risks, the fund has entered into a collateral program with certain counterparties. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party can not meet their contractual obligations.

As of March 31, 2012, the fund had open forward currency contracts to purchase or sell currencies, as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

				(amounts in thousands)
					Unrealized
					appreciation
			Contract amount		(depreciation) at
	Settlement date	Counterparty	Receive	Deliver	3/31/2012

Purchases:
Euros	4/30/2012	UBS AG	€249	$332	$—	*
Japanese yen	4/11/2012	Barclays Bank PLC	¥25,111	$308	(5)
Japanese yen	4/23/2012	Citibank	¥80,000	$962	5
Japanese yen	4/27/2012	HSBC Bank	¥11,565	$140	—	*
					—	*

Sales:
Euros	4/27/2012	JPMorgan Chase	¥11,061	€400	—	*

Forward currency contracts — net					$—	*

*Amount less than one thousand

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$5,742
Gross unrealized depreciation on investment securities	(2,152)
Net unrealized appreciation on investment securities	3,590
Cost of investment securities for federal income tax purposes	123,102

Key to abbreviations and symbols

ADR = American Depositary Receipts
FDR = Fiduciary Depositary Receipts
A$ = Australian dollars
C$ = Canadian dollars
DKr = Danish kroner
€ = Euros
£ = British pounds
HUF = Hungarian forints
ILS = Israeli shekels
¥ = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
PLN = Polish zloty
RUB = Russian rubles
SKr = Swedish kronor
S$ = Singapore dollars
THB = Thai baht

Bond FundSM
Investment portfolio

March 31, 2012
unaudited

Bonds, notes & other debt instruments — 94.51%	Principal amount (000)	Value (000)

MORTGAGE-BACKED OBLIGATIONS1 — 38.44%
Fannie Mae 5.50% 2023	$4,543	$4,952
Fannie Mae 4.00% 2024	1,795	1,904
Fannie Mae 3.50% 2025	10,799	11,342
Fannie Mae 3.50% 2025	4,875	5,120
Fannie Mae 3.50% 2025	4,640	4,873
Fannie Mae 3.50% 2025	3,896	4,092
Fannie Mae 3.50% 2025	2,832	2,978
Fannie Mae 3.50% 2025	2,572	2,701
Fannie Mae 3.50% 2025	1,901	1,997
Fannie Mae 3.50% 2025	1,112	1,168
Fannie Mae 4.50% 2025	2,043	2,189
Fannie Mae, Series 2001-4, Class GA, 9.758% 20252	42	49
Fannie Mae 3.50% 2026	14,304	15,023
Fannie Mae 3.50% 2026	3,875	4,070
Fannie Mae 6.00% 2026	1,380	1,550
Fannie Mae 3.00% 2027	161,460	166,834
Fannie Mae 3.00% 2027	149,690	155,070
Fannie Mae 3.50% 2027	119,430	125,308
Fannie Mae 3.50% 2027	52,765	55,271
Fannie Mae 4.00% 2027	22,083	23,405
Fannie Mae 5.50% 2027	1,313	1,434
Fannie Mae 6.00% 2027	3,057	3,385
Fannie Mae 6.00% 2028	1,187	1,311
Fannie Mae 5.00% 2033	22	23
Fannie Mae 5.50% 2033	156	171
Fannie Mae 5.00% 2036	73,110	79,079
Fannie Mae 6.00% 2036	2,738	3,024
Fannie Mae 5.50% 2037	3,538	3,865
Fannie Mae 5.50% 2037	2,560	2,814
Fannie Mae 5.988% 20372	2,893	3,018
Fannie Mae 6.00% 2037	23,661	26,097
Fannie Mae 6.00% 2037	20,410	22,549
Fannie Mae 6.00% 2037	10,963	12,082
Fannie Mae 6.00% 2037	6,659	7,344
Fannie Mae 6.00% 2037	4,501	4,965
Fannie Mae 6.00% 2037	4,485	4,947
Fannie Mae 6.00% 2037	4,308	4,751
Fannie Mae 6.00% 2037	3,896	4,298
Fannie Mae 6.00% 2037	1,493	1,633
Fannie Mae 6.00% 2037	1,138	1,257
Fannie Mae 6.00% 2037	880	970
Fannie Mae 6.00% 2037	815	900
Fannie Mae 5.00% 2038	45,965	49,761
Fannie Mae 5.349% 20382	609	649
Fannie Mae 5.50% 2038	28,565	31,155
Fannie Mae 5.50% 2038	8,361	9,101
Fannie Mae 5.50% 2038	3,844	4,194
Fannie Mae 6.00% 2038	107,091	118,537
Fannie Mae 6.00% 2038	75,515	83,289
Fannie Mae 6.00% 2038	26,760	29,515
Fannie Mae 6.00% 2038	15,266	16,912
Fannie Mae 6.00% 2038	12,074	13,287
Fannie Mae 6.00% 2038	10,207	11,258
Fannie Mae 6.00% 2038	8,377	9,232
Fannie Mae 6.00% 2038	5,989	6,605
Fannie Mae 6.00% 2038	4,856	5,356
Fannie Mae 6.00% 2038	3,822	4,216
Fannie Mae 6.00% 2038	2,427	2,676
Fannie Mae 3.542% 20392	5,602	5,831
Fannie Mae 3.614% 20392	4,764	4,983
Fannie Mae 3.684% 20392	444	466
Fannie Mae 3.835% 20392	532	557
Fannie Mae 3.879% 20392	590	619
Fannie Mae 3.886% 20392	1,363	1,430
Fannie Mae 3.943% 20392	559	586
Fannie Mae 3.95% 20392	2,285	2,394
Fannie Mae 5.00% 2039	18,978	20,521
Fannie Mae 5.00% 2039	18,936	20,470
Fannie Mae 5.50% 2039	29,178	31,824
Fannie Mae 5.50% 2039	10,051	10,963
Fannie Mae 6.00% 2039	49,168	54,229
Fannie Mae 6.00% 2039	3,811	4,203
Fannie Mae 6.00% 2039	906	997
Fannie Mae 6.00% 2039	672	741
Fannie Mae 4.00% 2040	16,811	17,782
Fannie Mae 4.00% 2040	6,185	6,491
Fannie Mae 4.00% 2040	1,870	1,980
Fannie Mae 4.50% 2040	13,920	15,058
Fannie Mae 4.50% 2040	4,268	4,548
Fannie Mae 5.00% 2040	2,349	2,584
Fannie Mae 5.00% 2040	1,562	1,688
Fannie Mae 6.00% 2040	26,435	29,156
Fannie Mae 6.00% 2040	9,295	10,229
Fannie Mae 6.00% 2040	6,258	6,902
Fannie Mae 2.902% 20412	3,589	3,737
Fannie Mae 4.00% 2041	56,063	58,862
Fannie Mae 4.00% 2041	44,504	46,726
Fannie Mae 4.00% 2041	30,432	32,113
Fannie Mae 4.00% 2041	22,515	23,629
Fannie Mae 4.00% 2041	14,697	15,424
Fannie Mae 4.00% 2041	9,321	9,777
Fannie Mae 4.00% 2041	9,003	9,523
Fannie Mae 4.00% 2041	7,297	7,658
Fannie Mae 4.00% 2041	6,996	7,342
Fannie Mae 4.00% 2041	6,256	6,566
Fannie Mae 4.00% 2041	6,251	6,563
Fannie Mae 4.00% 2041	5,848	6,186
Fannie Mae 4.00% 2041	5,310	5,572
Fannie Mae 4.00% 2041	5,058	5,337
Fannie Mae 4.00% 2041	4,317	4,531
Fannie Mae 4.00% 2041	2,716	2,850
Fannie Mae 4.00% 2041	1,979	2,078
Fannie Mae 4.00% 2041	1,971	2,068
Fannie Mae 4.00% 2041	834	875
Fannie Mae 4.00% 2041	588	618
Fannie Mae 4.50% 2041	44,471	48,104
Fannie Mae 4.50% 2041	30,909	32,991
Fannie Mae 4.50% 2041	27,659	29,522
Fannie Mae 4.50% 2041	26,411	28,568
Fannie Mae 4.50% 2041	24,407	26,400
Fannie Mae 4.50% 2041	23,144	25,034
Fannie Mae 4.50% 2041	18,095	19,573
Fannie Mae 4.50% 2041	16,880	18,017
Fannie Mae 4.50% 2041	15,410	16,668
Fannie Mae 4.50% 2041	13,238	14,373
Fannie Mae 4.50% 2041	13,167	13,996
Fannie Mae 4.50% 2041	12,654	13,483
Fannie Mae 4.50% 2041	8,401	9,121
Fannie Mae 4.50% 2041	7,715	8,376
Fannie Mae 4.50% 2041	5,078	5,411
Fannie Mae 5.00% 2041	34,293	37,743
Fannie Mae 5.00% 2041	28,472	31,337
Fannie Mae 5.00% 2041	26,352	29,004
Fannie Mae 5.00% 2041	19,465	21,424
Fannie Mae 5.00% 2041	16,049	17,664
Fannie Mae 5.00% 2041	14,461	15,917
Fannie Mae 5.00% 2041	9,921	10,919
Fannie Mae 5.00% 2041	8,694	9,569
Fannie Mae 5.00% 2041	6,207	6,866
Fannie Mae 5.00% 2041	5,837	6,424
Fannie Mae 5.00% 2041	4,305	4,761
Fannie Mae 5.00% 2041	3,880	4,271
Fannie Mae 5.00% 2041	3,465	3,813
Fannie Mae 5.00% 2041	2,733	3,023
Fannie Mae 5.00% 2041	1,943	2,139
Fannie Mae 5.00% 2041	1,859	2,046
Fannie Mae 5.00% 2041	1,785	1,975
Fannie Mae 5.00% 2041	1,750	1,935
Fannie Mae 5.00% 2041	1,485	1,634
Fannie Mae 5.00% 2041	1,440	1,585
Fannie Mae 5.00% 2041	1,430	1,573
Fannie Mae 5.00% 2041	1,408	1,558
Fannie Mae 5.00% 2041	1,392	1,532
Fannie Mae 5.50% 2041	37,608	41,018
Fannie Mae 5.50% 2041	13,681	14,943
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	65	75
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	52	58
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	81	96
Fannie Mae 3.50% 2042	54,625	55,956
Fannie Mae 4.00% 2042	139,589	146,394
Fannie Mae 4.00% 2042	3,841	4,032
Fannie Mae 4.50% 2042	29,274	31,145
Fannie Mae 5.00% 2042	46,935	50,712
Fannie Mae 6.00% 2042	204,354	225,173
Fannie Mae, Series 2002-W1, Class 2A, 7.087% 20422	93	109
Freddie Mac, Series K702, Class A2, 3.154% 2018	13,000	13,811
Freddie Mac 5.50% 2033	923	1,020
Freddie Mac, Series 3061, Class PN, 5.50% 2035	940	1,048
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	1,846	1,744
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	1,548	1,449
Freddie Mac, Series 3257, Class PA, 5.50% 2036	4,442	4,920
Freddie Mac, Series 3318, Class JT, 5.50% 2037	2,838	3,101
Freddie Mac 5.657% 20372	1,468	1,566
Freddie Mac 5.00% 2038	133	145
Freddie Mac 5.00% 2038	5	5
Freddie Mac 5.50% 2038	41,563	45,239
Freddie Mac 5.50% 2038	9,568	10,432
Freddie Mac 5.50% 2038	1,809	1,970
Freddie Mac 5.50% 2038	1,325	1,442
Freddie Mac 3.736% 20392	745	783
Freddie Mac 3.906% 20392	2,213	2,322
Freddie Mac 5.50% 2039	2,367	2,577
Freddie Mac 3.163% 20402	5,198	5,423
Freddie Mac 5.50% 2040	8,090	8,806
Freddie Mac 4.50% 2041	22,724	24,558
Freddie Mac 4.50% 2041	21,175	22,970
Freddie Mac 4.50% 2041	14,376	15,537
Freddie Mac 4.50% 2041	12,017	12,987
Freddie Mac 4.50% 2041	9,946	10,749
Freddie Mac 4.50% 2041	5,912	6,389
Freddie Mac 4.50% 2041	1,853	2,003
Freddie Mac 5.00% 2041	28,524	31,498
Freddie Mac 5.00% 2041	19,446	21,401
Freddie Mac 5.00% 2041	14,350	15,833
Freddie Mac 5.50% 2041	11,748	12,790
Freddie Mac 5.50% 2042	94,050	102,235
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.288% 20372	1,922	1,951
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.871% 20452	14,267	16,285
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20463	16,350	17,327
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.734% 20492	26,820	30,306
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	40,209	45,521
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	1,612	1,615
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.883% 20382	11,335	12,895
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	24,914	27,516
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.225% 20442	12,635	14,110
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	19,320	21,833
Government National Mortgage Assn. 3.50% 2025	4,826	5,173
Government National Mortgage Assn. 3.50% 2025	2,125	2,278
Government National Mortgage Assn. 3.50% 2025	1,805	1,935
Government National Mortgage Assn. 4.50% 2040	5,488	5,982
Government National Mortgage Assn. 3.50% 2042	14,598	15,218
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	1,512	1,517
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	151	151
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 2039	17,950	19,863
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 20402	3,792	3,929
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% (undated)2	22,540	24,973
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20463	19,253	20,488
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 2046	11,770	13,348
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.633% (undated)2	2,405	2,681
American Tower Trust I, Series 2007-1A, Class C, 5.615% 20373	2,000	2,133
American Tower Trust I, Series 2007-1A, Class D, 5.957% 20373	4,000	4,261
American Tower Trust I, Series 2007-1A, Class E, 6.249% 20373	2,500	2,659
Royal Bank of Canada 3.125% 20153	6,840	7,252
Bank of America 5.50% 20123	7,000	7,065
Barclays Bank PLC 4.00% 2019	€4,700	6,811
Compagnie de Financement Foncier 2.125% 20133	$6,400	6,437
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 20412	2,445	2,631
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-4, 4.747% 20432	1,910	2,083
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 20432	1,065	1,141
Swedish Government, Series 124, 4.00% 2012	SKr34,000	5,142
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.329% 20442	$1,000	1,112
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.305% 20452	3,000	3,028
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-4, 5.54% 2041	3,600	4,094
Northern Rock PLC 5.625% 20173	3,000	3,249
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-3, 5.726% (undated)2	2,500	2,849
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20263	1,783	1,954
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	745	748
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	754	763
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	1,302	1,324
		3,549,267

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 22.06%
U.S. Treasury 1.00% 2012	101,500	101,577
U.S. Treasury 3.00% 20124	31,512	32,254
U.S. Treasury 1.125% 2013	161,048	162,735
U.S. Treasury 2.00% 2013	8,095	8,321
U.S. Treasury 1.875% 20134	30,849	32,501
U.S. Treasury 1.25% 2014	231,341	235,265
U.S. Treasury 2.125% 2015	42,250	44,460
U.S. Treasury 0.125% 20164	62,888	66,523
U.S. Treasury 0.875% 2016	68,195	67,896
U.S. Treasury 0.875% 2016	1,485	1,477
U.S. Treasury 1.00% 2016	87,400	87,686
U.S. Treasury 1.00% 2016	27,330	27,445
U.S. Treasury 2.00% 2016	15,000	15,716
U.S. Treasury 2.375% 2016	25,000	26,560
U.S. Treasury 4.625% 2016	30,000	34,952
U.S. Treasury 7.50% 2016	50,000	64,801
U.S. Treasury 0.875% 2017	5,440	5,401
U.S. Treasury 1.00% 2017	10,000	9,977
U.S. Treasury 4.625% 2017	25,000	29,276
U.S. Treasury 8.75% 2017	75,000	103,740
U.S. Treasury 3.50% 2018	12,750	14,330
U.S. Treasury 8.75% 2020	40,000	61,514
U.S. Treasury 2.00% 2021	67,327	66,271
U.S. Treasury 3.625% 2021	7,800	8,829
U.S. Treasury 8.00% 2021	25,000	37,982
U.S. Treasury 2.00% 2022	17,450	17,112
U.S. Treasury 7.625% 2025	20,000	31,110
U.S. Treasury 6.00% 2026	15,250	21,038
U.S. Treasury 6.125% 2027	25,000	35,312
U.S. Treasury 4.25% 2039	22,596	26,566
U.S. Treasury 3.875% 2040	18,050	19,923
U.S. Treasury 4.25% 2040	40,000	47,010
U.S. Treasury 3.75% 2041	94,106	101,512
U.S. Treasury 0.75% 20424	10,030	9,618
U.S. Treasury 3.125% 2042	15,000	14,347
Freddie Mac 2.125% 2012	50,000	50,468
Freddie Mac 0.375% 2013	30,000	30,029
Freddie Mac 0.375% 2014	25,000	24,950
Freddie Mac 2.50% 2014	30,000	31,292
Freddie Mac 5.00% 2014	10,000	11,037
Federal Home Loan Bank 2.25% 2012	20,000	20,014
Federal Home Loan Bank 3.625% 2013	25,000	26,269
Federal Home Loan Bank 4.00% 2013	30,000	31,574
Fannie Mae 4.625% 2013	6,700	7,005
Fannie Mae 2.50% 2014	6,250	6,526
Fannie Mae 3.00% 2014	8,500	8,989
Fannie Mae 1.25% 2016	10,000	10,075
Fannie Mae 5.375% 2016	2,080	2,458
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 0.723% 20122	15,000	15,051
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	12,000	12,047
CoBank ACB 7.875% 20183	9,260	10,980
CoBank ACB 1.074% 20222,3	14,990	11,441
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 1.875% 2012	10,000	10,091
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	9,000	9,049
Tennessee Valley Authority 5.88% 2036	3,750	4,843
Tennessee Valley Authority 5.25% 2039	10,500	12,632
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	8,000	8,040
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,589
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	5,227
		2,036,713

FINANCIALS — 8.27%
JPMorgan Chase & Co. 3.40% 2015	14,000	14,680
JPMorgan Chase & Co. 3.45% 2016	23,365	24,380
JPMorgan Chase & Co. 4.35% 2021	4,615	4,723
JPMorgan Chase & Co. 4.50% 2022	8,050	8,388
HBOS PLC 6.75% 20183	30,815	28,951
HBOS PLC 4.375% 20192	€965	992
Lloyds TSB Bank PLC 6.375% 2021	$4,750	5,106
HBOS PLC 6.00% 20333	6,177	4,696
Lloyds Banking Group PLC, junior subordinated 6.657% preference shares (undated)2,3,5	2,438	1,694
Prologis, Inc. 7.625% 2014	14,000	15,583
Prologis, Inc. 6.125% 2016	4,485	4,936
Prologis, Inc. 6.625% 2018	13,385	15,251
Prologis, Inc. 6.625% 2019	1,195	1,346
Prologis, Inc. 7.375% 2019	3,370	3,939
Citigroup Inc. 4.587% 2015	7,350	7,747
Citigroup Inc. 4.75% 2015	12,750	13,433
Citigroup Inc. 4.45% 2017	6,500	6,815
Citigroup Inc. 6.125% 2018	4,550	5,106
Citigroup Inc. 8.50% 2019	5,000	6,171
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	€2,595	3,489
Westfield Group 5.40% 20123	$7,800	7,964
Westfield Group 7.50% 20143	1,265	1,398
Westfield Group 5.70% 20163	6,860	7,557
Westfield Group 7.125% 20183	8,885	10,478
WEA Finance LLC 4.625% 20213	4,170	4,225
Bank of America Corp., Series L, 3.625% 2016	820	819
Bank of America Corp. 3.75% 2016	11,665	11,732
Bank of America Corp. 5.65% 2018	2,900	3,099
Bank of America Corp. 5.625% 2020	1,925	2,010
Bank of America Corp. 5.00% 2021	16,670	16,720
Morgan Stanley 3.80% 2016	5,000	4,871
Morgan Stanley, Series F, 5.625% 2019	17,100	16,922
Morgan Stanley, Series F, 5.75% 2021	12,220	12,014
Standard Chartered PLC 3.85% 20153	15,175	15,770
Standard Chartered PLC 3.20% 20163	7,135	7,278
Standard Chartered Bank 6.40% 20173	7,890	8,666
Goldman Sachs Group, Inc. 7.50% 2019	12,500	14,297
Goldman Sachs Group, Inc. 5.75% 2022	11,045	11,379
Goldman Sachs Group, Inc. 6.25% 2041	2,970	2,935
UBS AG 5.75% 2018	13,865	15,196
UBS AG 4.875% 2020	11,540	12,010
Royal Bank of Scotland Group PLC 5.05% 2015	6,162	6,033
Royal Bank of Scotland Group PLC 4.375% 2016	5,000	5,110
Royal Bank of Scotland Group PLC 4.70% 2018	1,722	1,502
Royal Bank of Scotland PLC 6.934% 2018	€3,445	4,323
Royal Bank of Scotland PLC 6.125% 2021	$3,470	3,719
RBS Capital Trust II 6.425% noncumulative trust (undated)2,5	6,950	4,795
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)2,3,5	1,125	922
Wells Fargo & Co., Series I, 3.50% 2022	22,000	21,694
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)2	1,865	2,040
HSBC Finance Corp. 0.918% 20162	8,900	8,072
HSBC Holdings PLC 4.875% 2020	6,530	6,700
HSBC Holdings PLC 4.00% 2022	8,830	8,767
Intesa Sanpaolo SpA 6.50% 20213	21,765	21,055
Kimco Realty Corp. 6.00% 2012	500	511
Pan Pacific Retail Properties, Inc. 6.125% 2013	1,015	1,046
Kimco Realty Corp., Series C, 4.82% 2014	3,780	3,942
Kimco Realty Corp., Series C, 4.904% 2015	1,120	1,173
Kimco Realty Corp. 5.70% 2017	3,000	3,289
Kimco Realty Corp. 4.30% 2018	5,740	5,840
Kimco Realty Corp. 6.875% 2019	3,500	4,097
UniCredito Italiano SpA 6.00% 20173	18,385	16,354
HVB Funding Trust III, junior subordinated 9.00% 20313	1,299	1,163
Simon Property Group, LP 4.20% 2015	2,430	2,603
Simon Property Group, LP 5.875% 2017	2,500	2,888
Simon Property Group, LP 10.35% 2019	7,580	10,452
Simon Property Group, LP 4.125% 2021	1,000	1,051
Korea Development Bank 5.30% 2013	5,500	5,647
Korea Development Bank 8.00% 2014	8,750	9,625
Developers Diversified Realty Corp. 5.50% 2015	847	873
Developers Diversified Realty Corp. 9.625% 2016	10,520	12,745
Developers Diversified Realty Corp. 7.50% 2017	860	977
Hospitality Properties Trust 5.125% 2015	765	800
Hospitality Properties Trust 6.30% 2016	300	327
Hospitality Properties Trust 5.625% 2017	3,835	4,094
Hospitality Properties Trust 6.70% 2018	7,920	8,831
MetLife Capital Trust IV, junior subordinated 7.875% 20672,3	2,505	2,768
MetLife Capital Trust X, junior subordinated 9.25% 20682,3	9,300	11,253
Liberty Mutual Group Inc. 6.70% 20163	3,750	4,115
Liberty Mutual Group Inc. 6.50% 20353	3,435	3,565
Liberty Mutual Group Inc., Series C, 10.75% 20882,3	4,070	5,484
Goodman Funding Pty Ltd. 6.00% 20223	12,750	12,752
Société Générale 5.75% 20163	6,350	6,322
Société Générale 5.20% 20213	6,400	6,155
CNA Financial Corp. 5.85% 2014	625	674
CNA Financial Corp. 6.50% 2016	3,750	4,217
CNA Financial Corp. 7.35% 2019	1,800	2,104
CNA Financial Corp. 7.25% 2023	3,000	3,378
Aviva PLC, junior subordinated 5.70% (undated)2	€7,950	8,896
CIT Group Inc., Series C, 4.75% 20153	$5,550	5,613
CIT Group Inc., Series C, 5.50% 20193	2,750	2,812
BBVA Bancomer SA 4.50% 20163	6,850	7,090
BBVA Bancomer SA 6.50% 20213	1,075	1,126
Assicurazioni Generali SpA. 6.90% 20222	€5,595	7,462
Realogy Corp., Letter of Credit, 4.691% 20161,2,6	$345	322
Realogy Corp., Term Loan B, 4.77% 20161,2,6	3,534	3,302
Realogy Corp. 7.875% 20193	2,950	2,965
Realogy Corp. 9.00% 20203	750	776
Rouse Co. 7.20% 2012	2,360	2,401
Rouse Co. 6.75% 20133	4,500	4,646
American Tower Corp. 4.625% 2015	6,475	6,902
BNP Paribas 5.00% 2021	5,045	5,099
BNP Paribas, junior subordinated 7.195% (undated)2,3	1,300	1,167
UDR, Inc., Series A, 5.25% 2015	5,400	5,799
Barclays Bank PLC 5.125% 2020	5,000	5,236
American International Group, Inc. 3.80% 2017	5,040	5,108
Brandywine Operating Partnership, LP 4.95% 2018	4,875	4,976
Catlin Insurance Ltd., junior subordinated 7.249% (undated)2,3	4,915	4,534
Zurich Finance (USA), Inc., Series 6, 5.75% 20232	€2,940	3,992
ACE INA Holdings Inc. 5.875% 2014	$1,080	1,190
ACE INA Holdings Inc. 2.60% 2015	2,580	2,686
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	2,675	2,769
Host Hotels & Resorts LP 5.875% 2019	1,025	1,085
RSA Insurance Group PLC 9.375% 20392	£1,275	2,401
RSA Insurance Group PLC 8.50% (undated)2	760	1,285
Nationwide Mutual Insurance Co. 5.81% 20242,3	$3,125	2,866
Nationwide Mutual Insurance Co. 7.875% 20333	515	580
Lincoln National Corp. 5.65% 2012	3,250	3,310
Santander Issuances, SA Unipersonal 6.50% 20192,3	3,400	3,271
ERP Operating LP 5.25% 2014	3,000	3,251
Northern Trust Corp. 4.625% 2014	2,825	3,040
International Lease Finance Corp. 4.875% 2015	3,000	2,971
American Express Co. 6.15% 2017	2,500	2,940
Commerzbank AG, Series 774, 7.75% 2021	€2,200	2,623
AXA SA 8.60% 2030	$1,325	1,464
AXA SA, Series B, junior subordinated 6.379% (undated)2,3	1,095	912
Chubb Corp., junior subordinated 6.375% 20672	2,250	2,334
Rodamco Europe Finance BV, Series 5, 3.75% 2012	€1,600	2,171
Monumental Global Funding III 5.25% 20143	$2,000	2,122
New York Life Global Funding 4.65% 20133	1,700	1,772
UnumProvident Finance Co. PLC 6.85% 20153	1,500	1,642
ACE Cash Express, Inc. 11.00% 20193	1,325	1,219
Münchener Rückversicherungs-Gesellschaft Aktiengesellschaft, junior subordinated 5.767% (undated)2	€800	976
HSBK (Europe) BV 7.25% 20213	$935	968
Allstate Corp., Series B, junior subordinated 6.125% 20672	405	399
		763,084

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 4.53%
United Mexican States Government Global, Series A, 6.375% 2013	1,260	1,315
United Mexican States Government, Series M, 7.00% 2014	MXN290,000	23,816
United Mexican States Government, Series MI10, 9.50% 2014	235,000	20,514
United Mexican States Government, Series M10, 8.00% 2015	90,000	7,714
United Mexican States Government, Series M10, 7.75% 2017	199,500	17,350
United Mexican States Government Global 5.95% 2019	$9,090	10,944
United Mexican States Government, Series M, 8.00% 2020	MXN187,500	16,601
United Mexican States Government Global, Series A, 6.05% 2040	$5,000	6,050
Japanese Government, Series 269, 1.30% 2015	¥562,800	7,027
Japanese Government, Series 310, 1.00% 2020	2,028,300	24,898
Japanese Government 2.40% 2038	522,350	6,971
Polish Government 3.875% 2015	$5,930	6,260
Polish Government 6.375% 2019	23,515	27,454
Polish Government 5.00% 2022	1,100	1,165
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20143	28,640	30,029
Latvia (Republic of) 5.25% 20173	1,935	1,998
Latvia (Republic of) 5.25% 2021	13,445	13,699
Lithuania (Republic of) 6.75% 2015	5,190	5,631
Lithuania (Republic of) 6.125% 20213	5,830	6,267
Lithuania (Republic of) 6.625% 20223	3,000	3,334
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20123	14,275	14,332
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.50% 20123	5,875	5,962
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 20143	7,155	7,509
Malaysian Government, Series 0109, 2.509% 2012	MYR11,610	3,782
Malaysian Government, Series 0204, 5.094% 2014	27,905	9,469
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 2.50% 20123	$6,500	6,520
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20143	5,570	5,887
Hungary (Republic of) 4.75% 2015	750	709
Hungarian Government 6.00% 2019	€2,425	2,865
Hungarian Government 6.25% 2020	$8,305	7,618
Hungarian Government 6.375% 2021	150	138
Russian Federation 3.25% 20173	7,600	7,618
Russian Federation 5.625% 20423	2,600	2,592
Sweden Government Agency-Guaranteed, Swedbank AB 2.90% 20133	10,000	10,186
Province of Ontario, Series 1, 1.875% 2012	10,000	10,091
Kingdom of Denmark 5.00% 2013	DKr39,575	7,632
Croatian Government 6.75% 20193	$110	111
Croatian Government 6.625% 20203	3,065	3,050
Croatian Government 6.625% 2020	1,195	1,189
Croatian Government 6.375% 20213	3,340	3,212
Swedish Government, Series 1047, 5.00% 2020	SKr39,290	7,403
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	$6,000	7,381
Netherlands Government Agency-Guaranteed, ING Bank NV 3.90% 20143	7,000	7,373
France Government Agency-Guaranteed, Société Finance 2.875% 20143	6,870	7,122
Bermudan Government 5.603% 2020	2,735	3,103
Bermudan Government 5.603% 20203	2,495	2,830
German Government, Series 159, 2.00% 2016	€4,170	5,873
South Korean Government 5.75% 2014	$4,800	5,180
European Investment Bank 4.25% 2014	€3,070	4,445
Bank Nederlandse Gemeenten 3.75% 2014	3,120	4,392
Netherlands Government Eurobond 4.50% 2017	2,610	4,022
Australia Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 3.25% 20123	$3,850	3,850
Ireland Government Agency-Guaranteed, Irish Life & Permanent 3.60% 20133	3,700	3,566
Canadian Government 4.25% 20264	$ C1,373	2,192
		418,241

CONSUMER DISCRETIONARY — 4.04%
Comcast Corp. 5.85% 2015	$4,525	5,222
Comcast Corp. 6.30% 2017	1,880	2,270
Comcast Corp. 5.875% 2018	4,800	5,686
Comcast Corp. 5.15% 2020	2,500	2,880
Comcast Corp. 5.50% 2029	£1,160	2,070
Comcast Corp. 6.95% 2037	$630	798
Comcast Corp. 6.40% 2038	7,140	8,519
Comcast Corp. 6.40% 2040	5,750	7,075
Time Warner Cable Inc. 5.40% 2012	2,000	2,023
Time Warner Cable Inc. 7.50% 2014	1,185	1,334
Time Warner Cable Inc. 8.25% 2014	7,925	8,976
Time Warner Cable Inc. 6.75% 2018	2,650	3,237
Time Warner Cable Inc. 8.25% 2019	2,395	3,066
Time Warner Cable Inc. 4.00% 2021	4,890	5,018
Time Warner Cable Inc. 6.75% 2039	5,300	6,323
News America Holdings Inc. 9.25% 2013	2,500	2,662
News America Inc. 4.50% 2021	7,930	8,468
News America Inc. 6.15% 2037	1,000	1,118
News America Inc. 6.65% 2037	2,400	2,799
News America Inc. 6.15% 2041	7,250	8,310
NBCUniversal Media, LLC 5.15% 2020	15,500	17,566
NBCUniversal Media, LLC 6.40% 2040	2,800	3,369
Time Warner Inc. 4.75% 2021	6,700	7,369
Time Warner Cable Inc. 4.00% 2022	2,935	3,054
AOL Time Warner Inc. 7.625% 2031	1,750	2,242
Time Warner Inc. 6.20% 2040	5,450	6,179
Time Warner Cable Inc. 5.375% 2041	1,370	1,440
Daimler Finance NA LLC 2.625% 20163	13,000	13,427
DaimlerChrysler North America Holding Corp. 8.50% 2031	4,650	6,772
Virgin Media Finance PLC, Series 1, 9.50% 2016	1,525	1,727
Virgin Media Secured Finance PLC 6.50% 2018	2,750	3,001
Virgin Media Finance PLC 8.375% 20193	3,825	4,303
Virgin Media Secured Finance PLC 5.25% 2021	9,125	9,823
Macy’s Retail Holdings, Inc. 7.875% 20152	15,650	18,428
Univision Communications Inc., Term Loan B, 4.491% 20171,2,6	10,239	9,512
Univision Communications Inc. 8.50% 20213	2,910	2,895
MGM Resorts International 13.00% 2013	3,125	3,637
MGM Resorts International 5.875% 2014	3,200	3,312
MGM Resorts International 6.875% 2016	1,000	1,015
MGM Resorts International 7.50% 2016	1,000	1,035
MGM Resorts International 7.75% 2022	2,000	2,040
Volkswagen International Finance NV 1.625% 20133	4,750	4,791
Volkswagen International Finance NV 4.00% 20203	4,200	4,414
Home Depot, Inc. 4.40% 2021	7,500	8,418
Boyd Gaming Corp. 6.75% 2014	1,000	1,006
Boyd Gaming Corp. 7.125% 2016	2,350	2,280
Boyd Gaming Corp. 9.125% 2018	3,600	3,766
Michaels Stores, Inc., Term Loan B3, 5.125% 20161,2,6	1,434	1,442
Michaels Stores, Inc., Term Loan B2, 5.125% 20161,2,6	486	489
Michaels Stores, Inc. 13.00% 2016	1,000	1,057
Michaels Stores, Inc. 7.75% 2018	3,400	3,638
Walt Disney Co. 5.50% 2019	5,000	5,973
Warner Music Group 9.50% 20163	2,700	2,957
Warner Music Group 9.50% 2016	775	849
Warner Music Group 11.50% 20183	2,000	2,150
Revel Entertainment, Term Loan B, 9.00% 20171,2,6	6,000	5,946
Neiman Marcus Group, Inc. 10.375% 2015	550	575
Neiman Marcus Group, Inc., Term Loan B, 4.75% 20181,2,6	4,975	4,976
PETCO Animal Supplies, Inc. 9.25% 20183	5,000	5,513
Marks and Spencer Group PLC 6.25% 20173	5,000	5,500
Limited Brands, Inc. 8.50% 2019	1,421	1,687
Limited Brands, Inc. 7.00% 2020	175	196
Limited Brands, Inc. 6.625% 2021	3,320	3,615
J.C. Penney Co., Inc. 5.75% 2018	4,835	4,974
J.C. Penney Co., Inc. 5.65% 2020	460	452
WPP Finance 2010 4.75% 20213	5,060	5,300
Cinemark USA, Inc., Term Loan, 3.50% 20161,2,6	804	806
Cinemark USA, Inc. 8.625% 2019	4,000	4,460
Marriott International, Inc., Series J, 5.625% 2013	5,000	5,194
Allison Transmission Holdings, Inc., Term Loan B, 2.75% 20141,2,6	4,364	4,341
Allison Transmission Holdings, Inc. 11.00% 20153	385	407
Needle Merger Sub Corp. 8.125% 20193	4,500	4,545
Nara Cable Funding Ltd. 8.875% 2018	€3,425	4,248
FCE Bank PLC 7.125% 2013	3,000	4,156
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 2018	$1,850	2,007
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	2,000	2,130
Toys “R” Us-Delaware, Inc., Term Loan B, 6.00% 20161,2,6	1,551	1,557
Toys “R” Us Property Co. II, LLC 8.50% 2017	800	839
Toys “R” Us Property Co. I, LLC 10.75% 2017	500	550
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 20181,2,6	1,191	1,183
Cox Communications, Inc. 5.45% 2014	3,500	3,893
DISH DBS Corp 7.875% 2019	700	809
DISH DBS Corp 6.75% 2021	2,775	3,004
Vidéotron Ltée 5.00% 20223	3,800	3,781
Target Corp. 6.00% 2018	3,000	3,661
Academy, Ltd., Term Loan B, 6.00% 20181,2,6	3,491	3,513
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 20163	2,000	2,120
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016	1,000	1,060
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	1,850	2,019
Mediacom LLC and Mediacom Capital Corp. 7.25% 20223	975	990
Burlington Coat Factory Warehouse Corp., Term Loan B, 6.25% 20171,2,6	1,388	1,400
Burlington Coat Factory Warehouse Corp. 10.00% 2019	1,475	1,541
Staples, Inc. 9.75% 2014	2,250	2,557
Wynn Las Vegas, LLC and Wynn Capital Corp. 7.75% 2020	2,300	2,539
Mohegan Tribal Gaming Authority 11.00% 20182,3,7	3,300	2,442
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	2,125	2,340
Tenneco Inc. 6.875% 2020	1,700	1,836
Kabel BW Erste Beteiligu 7.50% 2019	€1,250	1,784
Seminole Tribe of Florida 5.798% 20131,3	$520	523
Seminole Tribe of Florida 7.804% 20201,3	1,020	1,004
Sally Holdings LLC and Sally Capital Inc. 6.875% 20193	1,200	1,284
Education Management LLC and Education Management Finance Corp. 8.75% 2014	650	627
		373,114

ENERGY — 3.43%
Enbridge Energy Partners, LP, Series B, 6.50% 2018	7,940	9,627
Enbridge Energy Partners, LP 9.875% 2019	10,500	13,984
Enbridge Energy Partners, LP 5.20% 2020	5,655	6,284
Enbridge Energy Partners, LP 4.20% 2021	14,500	15,135
TransCanada PipeLines Ltd. 6.50% 2018	10,900	13,463
TransCanada PipeLines Ltd., junior subordinated 6.35% 20672	13,395	13,857
Kinder Morgan Energy Partners, LP 6.00% 2017	380	438
Kinder Morgan Energy Partners, LP 6.85% 2020	12,330	14,710
Kinder Morgan Energy Partners, LP 4.15% 2022	1,000	1,011
Kinder Morgan Energy Partners, LP 6.50% 2037	900	992
Kinder Morgan Energy Partners, LP 6.95% 2038	3,500	3,999
Enterprise Products Operating LLC 5.20% 2020	2,575	2,880
Enterprise Products Operating LLC 4.05% 2022	8,120	8,422
Enterprise Products Operating LLC 4.85% 2042	10,000	9,558
Phillips 66 2.95% 20173	2,500	2,543
Phillips 66 4.30% 20223	2,535	2,583
Phillips 66 5.875% 20423	10,460	10,722
StatoilHydro ASA 2.90% 2014	3,110	3,278
Statoil ASA 3.125% 2017	5,000	5,369
StatoilHydro ASA 5.25% 2019	6,130	7,194
Chevron Corp. 4.95% 2019	12,230	14,464
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	13,290	13,841
Shell International Finance BV 4.00% 2014	4,860	5,187
Shell International Finance BV 3.10% 2015	7,500	8,034
Petrobras International 5.75% 2020	6,130	6,819
Petrobras International 5.375% 2021	3,105	3,358
Petrobras International 6.875% 2040	2,240	2,647
Anadarko Petroleum Corp. 6.375% 2017	10,000	11,893
Woodside Finance Ltd. 4.60% 20213	11,275	11,744
Gazprom OJSC 9.25% 2019	8,250	10,230
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	2,950	3,137
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	6,035	6,662
Transocean Inc. 5.05% 2016	1,400	1,501
Transocean Inc. 6.375% 2021	5,635	6,350
Transocean Inc. 7.35% 2041	365	432
BG Energy Capital PLC 4.00% 20213	6,680	6,977
Laredo Petroleum, Inc. 9.50% 2019	6,000	6,705
Peabody Energy Corp. 6.00% 20183	3,300	3,251
Peabody Energy Corp. 6.25% 20213	2,300	2,265
Cenovus Energy Inc. 4.50% 2014	5,015	5,418
Total Capital International 2.875% 2022	4,580	4,399
Alpha Natural Resources, Inc. 6.00% 2019	2,775	2,525
Alpha Natural Resources, Inc. 6.25% 2021	1,925	1,747
Husky Energy Inc. 7.25% 2019	3,390	4,185
Energy Transfer Partners, L.P. 5.20% 2022	3,900	4,086
Arch Coal, Inc. 7.00% 20193	2,650	2,458
Arch Coal, Inc. 7.25% 2020	375	350
Arch Coal, Inc. 7.25% 20213	1,375	1,275
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20181,3	3,830	3,868
Canadian Natural Resources Ltd. 3.45% 2021	3,440	3,494
Regency Energy Partners LP and Regency Energy Finance Corp. 6.50% 2021	3,000	3,195
Petroplus Finance Ltd. 6.75% 20143	5,000	1,975
Petroplus Finance Ltd. 7.00% 20173	1,000	395
Petroplus Finance Ltd. 9.375% 20193,5	950	375
Ras Laffan Liquefied Natural Gas III 5.832% 20161	1,552	1,668
Ras Laffan Liquefied Natural Gas II 5.298% 20201	965	1,037
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20211,3	2,352	2,517
Williams Companies, Inc. 8.75% 2032	229	304
		316,817

INDUSTRIALS — 2.73%
Volvo Treasury AB 5.95% 20153	34,000	36,445
Volvo Treasury AB 5.00% 2017	€1,090	1,627
Burlington Northern Santa Fe LLC 7.00% 2014	$6,480	7,199
Burlington Northern Santa Fe LLC 5.65% 2017	5,500	6,406
Burlington Northern Santa Fe LLC 5.75% 2018	1,505	1,789
Burlington Northern Santa Fe LLC 4.70% 2019	7,480	8,377
Burlington Northern Santa Fe LLC 3.45% 2021	2,240	2,279
BNSF Funding Trust I 6.613% 20552	1,680	1,751
Norfolk Southern Corp. 5.75% 2016	5,270	6,100
Norfolk Southern Corp. 3.00% 2022	10,250	10,095
Norfolk Southern Corp. 4.837% 20413	8,061	8,316
General Electric Capital Corp. 3.35% 2016	14,750	15,661
General Electric Capital Corp. 2.90% 2017	5,000	5,191
General Electric Capital Corp., Series A, 0.797% 20182	1,000	923
Waste Management, Inc. 4.60% 2021	12,860	14,143
Union Pacific Corp. 5.125% 2014	2,300	2,480
Union Pacific Corp. 4.00% 2021	7,500	7,965
Union Pacific Corp. 4.163% 2022	2,314	2,504
United Air Lines, 1991 Equipment Trust Certificates, Series A, 10.11% 20061,5,8	230	—
United Air Lines, Inc., Term Loan B, 2.25% 20141,2,6	1,526	1,484
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20181	77	77
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20181	407	409
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 20191	1,227	1,295
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20191	2,361	2,535
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20201	668	719
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 20211	922	937
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20221	482	511
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20221	2,351	2,583
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20221	1,915	2,143
Canadian National Railway Co. 4.95% 2014	1,430	1,537
Canadian National Railway Co. 5.55% 2018	5,000	5,943
Canadian National Railway Co. 2.85% 2021	5,000	4,988
United Technologies Corp. 4.50% 2020	7,215	8,249
Northrop Grumman Corp. 5.05% 2019	6,180	6,892
Hawker Beechcraft Acquisition Co., LLC, Term Loan E, 14.00% 20121,2,6,8	870	870
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.37% 20141,2,6	456	340
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.47% 20141,2,6	7,561	5,635
Northwest Airlines, Inc., Term Loan A, 2.22% 20181,2,6	7,234	6,836
Ashtead Capital, Inc. 9.00% 20163	5,660	5,936
CSX Corp. 6.25% 2015	5,000	5,767
Republic Services, Inc. 5.00% 2020	5,000	5,607
DAE Aviation Holdings, Inc. 11.25% 20153	5,255	5,505
Koninklijke Philips Electronics NV 4.625% 2013	4,300	4,453
Ply Gem Industries, Inc. 8.25% 2018	4,250	4,298
Esterline Technologies Corp. 6.625% 2017	1,335	1,388
Esterline Technologies Corp. 7.00% 2020	2,475	2,747
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	1,955	2,268
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	462	535
Nielsen Finance LLC and Nielsen Finance Co. 7.75% 2018	1,000	1,108
ARAMARK Corp. 4.047% 20152	200	200
ARAMARK Corp. 8.50% 2015	2,175	2,232
ARAMARK Corp. 8.625% 20162,3,7	1,000	1,028
US Investigations Services, Inc. 11.75% 20163	3,010	2,867
Atlas Copco AB 5.60% 20173	2,340	2,693
RBS Global, Inc. and Rexnord LLC 8.50% 2018	1,800	1,940
Caterpillar Financial Services Corp., Series F, 6.20% 2013	1,610	1,745
Euramax International, Inc. 9.50% 2016	1,775	1,633
BE Aerospace, Inc. 5.25% 2022	1,475	1,493
Hutchison Whampoa International Ltd. 6.50% 20133	972	1,012
Florida East Coast Railway Corp. 8.125% 2017	800	820
Odebrecht Finance Ltd 6.00% 20233	500	522
John Deere Capital Corp., Series D, 4.50% 2013	500	520
RailAmerica, Inc. 9.25% 2017	220	233
TransDigm Inc. 7.75% 2018	210	228
		252,012

HEALTH CARE — 2.54%
Express Scripts Inc. 5.25% 2012	5,460	5,507
Express Scripts Inc. 2.75% 20143	8,750	8,995
Express Scripts Inc. 6.25% 2014	2,020	2,222
Express Scripts Inc. 3.125% 2016	19,500	20,321
Express Scripts Inc. 2.65% 20173	5,000	5,061
Roche Holdings Inc. 6.00% 20193	20,980	25,626
Novartis Capital Corp. 1.90% 2013	10,000	10,158
Novartis Securities Investment Ltd. 5.125% 2019	8,630	10,120
Biogen Idec Inc. 6.00% 2013	14,000	14,630
Gilead Sciences, Inc. 2.40% 2014	4,780	4,948
Gilead Sciences, Inc. 3.05% 2016	3,815	3,995
Gilead Sciences, Inc. 4.40% 2021	3,055	3,212
Pfizer Inc 6.20% 2019	8,930	11,188
Cardinal Health, Inc. 4.00% 2015	2,715	2,923
Cardinal Health, Inc. 5.80% 2016	1,235	1,428
Cardinal Health, Inc. 4.625% 2020	5,880	6,489
Boston Scientific Corp. 6.00% 2020	6,950	7,987
Grifols Inc. 8.25% 2018	7,194	7,823
Sanofi 0.783% 20142	7,500	7,543
Quintiles, Term Loan B, 5.00% 20181,2,6	7,345	7,370
PTS Acquisition Corp. 9.50% 20157	6,062	6,259
VWR Funding, Inc., Series B, 10.25% 20157	5,732	5,961
McKesson Corp. 3.25% 2016	5,456	5,849
Schering-Plough Corp. 5.375% 2014	€3,955	5,815
Amgen Inc. 2.50% 2016	$5,000	5,143
inVentiv Health Inc. 10.00% 20183	5,650	5,142
Patheon Inc. 8.625% 20173	5,870	5,078
Johnson & Johnson 0.593% 20142	5,000	5,029
Symbion Inc. 8.00% 2016	3,825	3,806
Centene Corp. 5.75% 2017	3,600	3,740
HCA Inc., Term Loan B2, 3.72% 20171,2,6	1,910	1,878
HCA Inc. 7.50% 2022	1,625	1,735
WellPoint, Inc. 5.25% 2016	3,000	3,365
Surgical Care Affiliates, Inc. 10.00% 20173	2,500	2,509
Tenet Healthcare Corp. 7.375% 2013	1,000	1,030
Tenet Healthcare Corp. 9.25% 2015	1,245	1,388
Kinetic Concepts, Inc. 12.50% 20193	2,000	1,900
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	1,150	1,272
Endo Pharmaceuticals Holdings Inc. 7.00% 2019	430	461
		234,906

UTILITIES — 2.35%
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	11,420	13,107
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	9,505	10,885
Consumers Energy Co. 5.65% 2018	940	1,112
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	9,290	11,196
CMS Energy Corp. 8.75% 2019	2,000	2,449
Allegheny Energy Supply Co., LLC 8.25% 20123	10,000	10,020
Ohio Edison Co. 6.40% 2016	7,750	8,884
Cleveland Electric Illuminating Co. 8.875% 2018	7,475	9,879
Public Service Co. of Colorado 5.80% 2018	7,860	9,418
Public Service Co. of Colorado 5.125% 2019	500	580
Public Service Co. of Colorado 3.20% 2020	9,860	10,238
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	13,750	19,963
CenterPoint Energy Resources Corp. 4.50% 2021	13,855	14,788
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	2,200	2,366
MidAmerican Energy Holdings Co. 5.75% 2018	7,740	9,107
Midwest Generation, LLC, Series B, 8.56% 20161	1,528	1,459
Edison Mission Energy 7.00% 2017	2,050	1,302
Edison Mission Energy 7.20% 2019	5,250	3,281
Edison Mission Energy 7.625% 2027	4,500	2,689
Veolia Environnement 6.00% 2018	4,000	4,467
Veolia Environnement 6.125% 2033	€1,775	2,732
Virginia Electric and Power Co. 2.95% 2022	$7,000	6,942
Wisconsin Electric Power Co. 2.95% 2021	6,445	6,483
PSEG Power LLC 2.75% 2016	3,400	3,435
Public Service Electric and Gas Co., Series E, 5.30% 2018	2,460	2,914
E.ON International Finance BV 5.80% 20183	5,000	5,833
Niagara Mohawk Power 3.553% 20143	2,625	2,782
National Grid PLC 6.30% 2016	2,315	2,673
CEZ, a s 4.25% 20223	5,285	5,275
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	2,850	3,025
NV Energy, Inc 6.25% 2020	1,500	1,635
Entergy Corp. 4.70% 2017	4,000	4,170
Consolidated Edison Company of New York, Inc., Series 2012 A, 4.20% 2042	4,160	4,105
Iberdrola Finance Ireland 3.80% 20143	3,410	3,501
AES Corp. 8.00% 2020	2,000	2,305
AES Corp. 7.375% 20213	975	1,082
PG&E Corp. 5.75% 2014	2,000	2,180
Intergen Power 9.00% 20173	2,000	2,115
TXU, Term Loan, 4.743% 20171,2,6	3,749	2,092
Enel Finance International SA 3.875% 20143	1,980	2,000
NRG Energy, Inc. 8.25% 2020	2,000	1,980
		216,449

TELECOMMUNICATION SERVICES — 1.92%
Telecom Italia Capital SA 4.95% 2014	208	215
Telecom Italia Capital SA 6.175% 2014	187	197
Telecom Italia Capital SA 5.25% 2015	1,205	1,247
Telecom Italia Capital SA 6.999% 2018	15,150	16,211
Telecom Italia Capital SA 6.375% 2033	2,035	1,842
Telecom Italia SpA 7.75% 2033	€3,375	4,749
Telecom Italia Capital SA 7.20% 2036	$4,627	4,511
Telecom Italia Capital SA 7.721% 2038	1,723	1,689
AT&T Inc. 6.70% 2013	2,000	2,189
SBC Communications Inc. 5.10% 2014	2,700	2,973
AT&T Inc. 1.60% 2017	8,030	7,992
AT&T Inc. 5.35% 2040	10,075	10,719
AT&T Inc. 5.55% 2041	525	582
Deutsche Telekom International Finance BV 5.875% 2013	1,400	1,491
Deutsche Telekom International Finance BV 3.125% 20163	5,495	5,668
Deutsche Telekom International Finance BV 9.25% 2032	8,403	12,388
Verizon Communications Inc. 7.375% 2013	5,000	5,513
Verizon Communications Inc. 8.50% 2018	1,000	1,374
Verizon Communications Inc. 8.75% 2018	3,750	5,094
Verizon Communications Inc. 4.75% 2041	4,750	4,811
Nextel Communications, Inc., Series E, 6.875% 2013	6,400	6,432
Nextel Communications, Inc., Series F, 5.95% 2014	195	196
Nextel Communications, Inc., Series D, 7.375% 2015	5,580	5,413
Sprint Nextel Corp. 9.125% 20173	1,400	1,397
Sprint Nextel Corp. 9.00% 20183	2,000	2,200
Sprint Nextel Corp. 11.50% 20213	925	997
Koninklijke KPN NV 8.375% 2030	12,500	16,056
Telefónica Emisiones, SAU 6.421% 2016	1,250	1,334
Telefónica Emisiones, SAU 5.134% 2020	2,800	2,681
Telefónica Emisiones, SAU 5.462% 2021	5,025	4,892
Telefónica Europe BV 8.25% 2030	1,175	1,282
Frontier Communications Corp. 7.875% 2015	1,175	1,269
Frontier Communications Corp. 8.25% 2017	4,400	4,752
Frontier Communications Corp. 8.125% 2018	1,100	1,169
Frontier Communications Corp. 8.50% 2020	1,100	1,163
Frontier Communications Corp. 8.75% 2022	425	450
France Télécom 4.375% 2014	1,530	1,635
France Télécom 2.125% 2015	6,375	6,502
Wind Acquisition SA 11.75% 20173	4,550	4,504
Wind Acquisition SA 7.25% 20183	3,000	2,835
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 20153	3,100	3,069
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 20153	1,000	990
Clearwire Communications and Clearwire Finance, Inc. 14.75% 20163	1,575	1,733
Cricket Communications, Inc. 7.75% 2016	3,000	3,180
Vodafone Group PLC, Term Loan B, 6.25% 20161,6,7,8	3,145	3,169
Crown Castle International Corp. 9.00% 2015	1,450	1,602
Crown Castle International Corp. 7.125% 2019	1,000	1,097
Level 3 Communications, Inc. 11.875% 2019	2,000	2,290
LightSquared, Term Loan B, 12.00% 20141,6,7	3,304	1,504
		177,248

CONSUMER STAPLES — 1.68%
Anheuser-Busch InBev NV 3.625% 2015	$5,050	$5,424
Anheuser-Busch InBev NV 4.125% 2015	10,000	10,843
Anheuser-Busch InBev NV 6.875% 2019	3,320	4,237
Anheuser-Busch InBev NV 7.75% 2019	8,065	10,533
Kroger Co. 5.00% 2013	4,500	4,691
Kroger Co. 7.50% 2014	5,650	6,301
Kroger Co. 3.90% 2015	7,500	8,171
Kroger Co. 2.20% 2017	2,310	2,349
Coca-Cola Co. 1.50% 2015	8,110	8,288
Coca-Cola Co. 3.15% 2020	6,285	6,576
SABMiller Holdings Inc. 2.45% 20173	14,570	14,766
British American Tobacco International Finance PLC 9.50% 20183	10,137	13,842
Tesco PLC 5.50% 20173	10,035	11,630
Tesco PLC 5.50% 2033	£330	570
Altria Group, Inc. 9.95% 2038	$3,200	4,870
Altria Group, Inc. 10.20% 2039	3,100	4,809
Wal-Mart Stores, Inc. 5.80% 2018	7,395	9,005
Pernod Ricard SA 4.45% 20223	7,500	7,620
PepsiCo, Inc. 2.50% 2016	5,000	5,232
Constellation Brands, Inc. 7.25% 2017	4,000	4,550
SUPERVALU INC. 7.50% 2012	585	589
Albertson’s, Inc. 7.25% 2013	1,790	1,880
SUPERVALU INC. 8.00% 2016	1,950	2,052
Kraft Foods Inc. 2.625% 2013	2,555	2,605
Stater Bros. Holdings Inc. 7.75% 2015	1,425	1,462
Stater Bros. Holdings Inc. 7.375% 2018	500	544
BFF International Ltd. 7.25% 20203	1,400	1,584
		155,023

MATERIALS — 1.09%
ArcelorMittal 4.50% 2017	12,150	12,196
ArcelorMittal 5.50% 2021	11,760	11,558
ArcelorMittal 6.25% 2022	1,175	1,190
ArcelorMittal 6.75% 2041	1,500	1,406
Rio Tinto Finance (USA) Ltd. 2.50% 2016	5,000	5,186
Rio Tinto Finance (USA) Ltd. 9.00% 2019	3,780	5,113
E.I. du Pont de Nemours and Co. 2.75% 2016	7,840	8,296
Teck Resources Ltd. 3.15% 2017	2,880	2,964
Teck Resources Ltd. 6.25% 2041	4,000	4,342
Ardagh Packaging Finance 7.375% 2017	€4,035	5,731
Ardagh Packaging Finance 7.375% 20173	$1,265	1,363
Reynolds Group 8.75% 20163	4,155	4,415
Reynolds Group 7.875% 20193	1,275	1,377
Reynolds Group 9.875% 20193	260	266
Ecolab Inc. 3.00% 2016	5,455	5,677
Newcrest Finance Pty Ltd. 4.45% 20213	5,330	5,393
Dow Chemical Co. 4.125% 2021	5,000	5,152
Georgia Gulf Corp. 9.00% 20173	3,200	3,568
Cliffs Natural Resources Inc. 4.875% 2021	3,310	3,434
Consolidated Minerals Ltd. 8.875% 20163	3,665	3,124
Ball Corp. 7.125% 2016	1,705	1,867
Ball Corp. 5.75% 2021	835	891
Packaging Dynamics Corp. 8.75% 20163	2,595	2,738
Graphic Packaging International, Inc. 7.875% 2018	2,000	2,225
FMG Resources 6.00% 20173	1,110	1,102
		100,574

INFORMATION TECHNOLOGY — 0.91%
International Business Machines Corp. 1.95% 2016	$9,825	$10,090
International Business Machines Corp. 2.00% 2016	7,500	7,705
First Data Corp. 9.875% 2015	245	246
First Data Corp. 10.55% 20157	12	12
First Data Corp. 11.25% 2016	1,500	1,365
First Data Corp., Term Loan D, 5.242% 20171,2,6	2,748	2,636
First Data Corp. 7.375% 20193	3,500	3,583
First Data Corp. 12.625% 2021	2,781	2,802
First Data Corp. 8.75% 20222,3,7	4,641	4,502
NXP BV and NXP Funding LLC 10.00% 20139	8,398	9,322
Jabil Circuit, Inc. 8.25% 2018	5,300	6,188
Freescale Semiconductor, Inc., Term Loan, 4.494% 20161,2,6	995	969
Freescale Semiconductor, Inc. 10.125% 20183	3,868	4,332
SunGard Data Systems Inc. 7.375% 2018	1,800	1,921
SunGard Data Systems Inc. 7.625% 2020	3,100	3,325
Cisco Systems, Inc. 4.45% 2020	4,500	5,114
National Semiconductor Corp. 6.15% 2012	4,500	4,548
SRA International, Inc., Term Loan B, 6.50% 20181,2,6	2,726	2,722
Sterling Merger Inc. 11.00% 20193	1,625	1,723
Advanced Micro Devices, Inc. 8.125% 2017	3,775	4,171
Blackboard Inc., Term Loan B, 7.50% 20181,2,6	2,145	2,138
Xerox Corp. 2.95% 2017	1,670	1,689
Electronic Data Systems Corp., Series B, 6.00% 20132	1,500	1,595
Hughes Satellite Systems Corp. 6.50% 2019	1,300	1,365
		84,063

MUNICIPALS — 0.47%
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.60% 2040	13,450	17,472
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.625% 2040	1,930	2,508
State of Texas, Board of Regents of the University of Texas System, Revenue Financing System Taxable Bonds
(Build America Bonds-Direct Payment), Series 2010-D, 3.076% 2016	10,450	11,239
State of New Jersey, General Obligation Refunding Bonds, Series H, Assured Guaranty Municipal insured, 5.25% 2015	8,000	9,181
State of North Carolina, Eastern Municipal Power Agency, Power System Revenue Refunding Bonds (Federally Taxable),
Series 2003-E, 5.55% 2014	1,625	1,710
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	805	780
		42,890

ASSET-BACKED OBLIGATIONS1 — 0.05%
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016	2,750	2,917
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 2023	1,500	1,779
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.342% 20372	1,610	131
		4,827

Total bonds, notes & other debt instruments (cost: $8,406,233,000)		8,725,228

Preferred securities — 0.01%	Shares

FINANCIALS — 0.01%
Zions Bancorporation, Series C, 9.50% noncumulative depositary shares	39,600	1,032

Total preferred securities (cost: $785,000)		1,032

		Value
Common stocks — 0.01%	Shares	(000)

CONSUMER DISCRETIONARY — 0.01%
American Media, Inc.8,9,10	50,013	$504
Adelphia Recovery Trust, Series ACC-110	2,409,545	3
Adelphia Recovery Trust, Series ACC-6B8,10	500,000	2

Total common stocks (cost: $1,027,000)		509

	Principal amount
Short-term securities — 16.06%	(000)

U.S. Treasury Bills 0.06%–0.121% due 4/19–8/30/2012	$490,500	490,364
Fannie Mae 0.055%–0.13% due 5/1–10/1/2012	191,000	190,936
Freddie Mac 0.05%–0.12% due 5/18–7/10/2012	136,100	136,078
Jupiter Securitization Co., LLC 0.20% due 6/22–6/27/20123	96,800	96,724
Chariot Funding, LLC 0.20% due 6/26/20123	15,100	15,094
Bank of New York Co., Inc. 0.10% due 4/25/20123	70,000	69,995
Straight-A Funding LLC 0.12%–0.18% due 4/17–6/4/20123	70,000	69,992
Ciesco LLC 0.27% due 4/25/2012	50,000	49,994
Federal Home Loan Bank 0.07%–0.085% due 5/30–7/2/2012	43,400	43,393
John Deere Credit Ltd. 0.11%–0.12% due 4/12–4/13/20123	42,600	42,598
Variable Funding Capital Company LLC 0.12% due 4/30/20123	37,900	37,893
Private Export Funding Corp. 0.11% due 4/25/20123	35,000	34,997
Procter & Gamble Co. 0.09% due 4/17/20123	30,000	29,999
Wal-Mart Stores, Inc. 0.12% due 4/11/20123	30,000	29,999
NetJets Inc. 0.12% due 5/30/20123	30,000	29,984
Walt Disney Co. 0.10% due 4/17/20123	25,500	25,499
Federal Farm Credit Banks 0.14% due 12/26/2012	22,000	21,972
Google Inc. 0.07% due 4/24/20123	20,900	20,899
PepsiCo Inc. 0.07% due 4/30/20123	14,100	14,099
Colgate-Palmolive Co. 0.07% due 4/13/20123	11,800	11,800
Harvard University 0.11% due 5/4/2012	7,841	7,840
Johnson & Johnson 0.04% due 4/3/20123	7,400	7,400
National Rural Utilities Cooperative Finance Corp. 0.12% due 4/23/2012	5,300	5,300

Total short-term securities (cost: $1,482,934,000)		1,482,849

Total investment securities (cost: $9,890,979,000)		10,209,618
Other assets less liabilities		(977,274)

Net assets		$9,232,344

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2Coupon rate may change periodically.

3Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,385,090,000, which represented 15.00% of the net assets of the fund.

4Index-linked bond whose principal amount moves with a government price index.
5Scheduled interest and/or principal payment was not received.

6Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $78,432,000, which represented .85% of the net assets of the fund.

7Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
8Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $4,545,000, which represented .05% of the net assets of the fund.

9Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date	(000)	(000)	assets
NXP BV and NXP Funding LLC 10.00% 2013	7/17/2009	$7,661	$9,322	.10%
American Media, Inc.	11/17/2010	838	504	.01
Total restricted securities		$8,499	$9,826	.11%

10Security did not produce income during the last 12 months.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs")

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee") to administer, implement and oversee the fair value process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2012 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$3,549,267	$—	$3,549,267
Corporate bonds & notes	—	2,673,290	—	2,673,290
Bonds & notes of U.S. government
& government agencies	—	2,036,713	—	2,036,713
Bonds & notes of governments
& government agencies outside the U.S.	—	418,241	—	418,241
Municipals	—	42,890	—	42,890
Asset-backed obligations	—	4,827	—	4,827
Preferred securities	1,032	—	—	1,032
Common stocks	3	—	506	509
Short-term securities	—	1,482,849	—	1,482,849
Total	$1,035	$10,208,077	$506	$10,209,618

Forward currency contracts*:	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	$—	$763	$—	$763
Unrealized depreciation on open forward currency contracts	—	(903)	—	(903)
Total	$—	$(140)	$—	$(140)

*Forward currency contracts are not included in the investment portfolio.

Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

As of March 31, 2012, the fund had open forward currency contracts to sell currencies, as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

				(amounts in thousands)
					Unrealized
					(depreciation)
			Contract amount		appreciation at
	Settlement date	Counterparty	Receive	Deliver	3/31/2012

Sales:
Euros	4/13/2012	JPMorgan Chase	$8,932	€6,750	$(70)
Euros	4/18/2012	Citibank	$19,438	€14,700	(169)
Euros	4/23/2012	Bank of New York Mellon	$7,921	€6,000	(82)
Euros	4/23/2012	UBS AG	$27,922	€21,150	(289)
Euros	5/10/2012	UBS AG	$4,401	€3,300	(1)
Japanese yen	4/11/2012	UBS AG	$37,120	¥3,008,941	763
Swedish kronor	4/12/2012	Barclays Bank PLC	$2,099	SKr14,267	(56)
Swedish kronor	4/20/2012	Barclays Bank PLC	$9,884	SKr67,011	(236)
					$(140)

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$354,199
Gross unrealized depreciation on investment securities	(39,796)
Net unrealized appreciation on investment securities	314,403
Cost of investment securities for federal income tax purposes	9,895,215

Key to abbreviations and symbols

C$ = Canadian dollars
DKr = Danish kroner
€ = Euros
£ = British pounds
¥ = Japanese yen
MXN = Mexican pesos
MYR = Malaysian ringgits
SKr = Swedish kronor

Global Bond FundSM
Investment portfolio

March 31, 2012
 unaudited

Bonds, notes & other debt instruments — 92.95%	Principal amount (000)	Value (000)

EUROS — 18.48%
German Government 1.75% 2013	€11,975	US$16,275
German Government, Series 3, 3.75% 2013	6,325	8,814
German Government 4.25% 2014	4,830	7,021
German Government, Series 5, 3.25% 2015	1,935	2,818
German Government 1.50% 20161	7,298	11,074
German Government, Series 159, 2.00% 2016	24,720	34,815
German Government, Series 6, 4.00% 2016	6,010	9,141
German Government, Series 6, 3.75% 2017	6,450	9,798
German Government 4.25% 2017	12,400	19,377
German Government, Series 7, 4.00% 2018	7,020	10,915
German Government 1.75% 20201	6,930	11,082
German Government 2.25% 2021	9,630	13,395
German Government 6.25% 2030	7,400	15,149
German Government, Series 00, 5.50% 2031	1,000	1,923
German Government, Series 8, 4.75% 2040	1,040	2,022
German Government 3.25% 2042	1,450	2,260
Netherlands Government Eurobond 4.25% 2013	16,000	22,437
Netherlands Government Eurobond 4.50% 2017	5,030	7,751
Netherlands Government Eurobond 3.50% 2020	4,775	7,059
Netherlands Government Eurobond 3.75% 2042	4,125	6,712
Italian Government 3.75% 2013	7,325	9,943
Italian Government 4.25% 2014	1,500	2,051
Italian Government 3.75% 2016	18,550	24,770
Belgium (Kingdom of), Series 49, 4.00% 2017	20,825	29,841
Belgium (Kingdom of), Series 40, 5.50% 2017	3,250	4,972
Austrian Government, Series 2, 4.65% 2018	19,325	29,534
Irish Government 5.00% 2013	5,000	6,718
Irish Government 4.00% 2014	1,300	1,722
Irish Government 5.90% 2019	1,500	1,914
Irish Government 5.00% 2020	5,500	6,467
Deutsche Genossenschaftsbank-Hypothekenbank AG, Series 944, 4.50% 20132	2,000	2,750
Deutsche Genossenschaftsbank-Hypothekenbank AG, Series 1043, 4.00% 20162	6,950	10,263
Spanish Government 3.25% 2016	4,015	5,238
Spanish Government 5.50% 2021	3,820	5,179
Barclays Bank PLC 4.00% 20192	3,450	5,000
Barclays Bank PLC 6.00% 2021	3,150	3,905
Koninklijke KPN NV 3.75% 2020	3,750	5,066
Koninklijke KPN NV 4.50% 2021	1,600	2,253
Canadian Government 3.50% 2020	4,000	6,089
Royal Bank of Scotland PLC 6.934% 2018	4,295	5,390
Hungarian Government 5.75% 2018	2,075	2,441
Hungarian Government 6.00% 2019	2,325	2,747
Aviva PLC, junior subordinated 5.70% (undated)3	3,260	3,648
HBOS PLC 4.375% 20193	155	159
Lloyds TSB Bank PLC 6.50% 2020	€2,750	US$ 3,212
AT&T Inc. 6.125% 2015	2,100	3,195
Merrill Lynch & Co., Inc. 4.625% 2018	2,525	3,140
KfW 4.375% 2013	2,050	2,897
Zurich Finance (USA), Inc., Series 6, 5.75% 20233	1,800	2,444
Wal-Mart Stores, Inc. 4.875% 2029	1,500	2,403
Iberdrola Finanzas, SAU 7.50% 2015	1,500	2,286
Commerzbank AG, Series 774, 7.75% 2021	1,900	2,265
Telecom Italia SpA 7.75% 2033	1,390	1,956
Assicurazioni Generali SpA. 6.90% 20223	1,460	1,947
Bank Nederlandse Gemeenten 3.75% 2014	1,320	1,858
HSBC Holdings PLC 6.00% 2019	1,150	1,694
Daimler AG, Series 6, 4.125% 2017	1,150	1,683
Deutsche Telekom International Finance BV 7.50% 2033	875	1,645
Roche Holdings, Inc. 5.625% 2016	925	1,430
Imperial Tobacco Finance PLC 8.375% 2016	850	1,383
Anheuser-Busch InBev NV 8.625% 2017	750	1,311
Novartis Finance SA, 4.25% 2016	750	1,122
National Grid Transco PLC 5.00% 2018	725	1,105
FCE Bank PLC 7.125% 2013	700	970
Schering-Plough Corp. 5.375% 2014	645	948
Standard Chartered Bank 5.875% 2017	650	932
France Télécom 5.625% 2018	500	788
CRH Finance BV 7.375% 20143	375	557
GlaxoSmithKline Capital PLC 5.125% 2012	400	550
Münchener Rückversicherungs-Gesellschaft Aktiengesellschaft, junior subordinated 5.767% (undated)3	400	488
Veolia Environnement 6.125% 2033	250	385
Nara Cable Funding Ltd. 8.875% 2018	300	372
Ardagh Packaging Finance 7.375% 2017	240	341
Wind Acquisition SA 7.375% 2018	200	249
Volvo Treasury AB 5.00% 2017	105	157
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	70	94
		443,705

JAPANESE YEN — 12.68%
Japanese Government, Series 248, 0.70% 2013	¥1,120,000	13,607
Japanese Government, Series 264, 1.50% 2014	131,300	1,639
Japanese Government, Series 269, 1.30% 2015	4,615,000	57,626
Japanese Government, Series 284, 1.70% 2016	4,162,650	53,602
Japanese Government, Series 288, 1.70% 2017	215,000	2,783
Japanese Government, Series 296, 1.50% 2018	971,600	12,461
Japanese Government, Series 299, 1.30% 2019	5,198,550	65,840
Japanese Government, Series 310, 1.00% 2020	5,670,450	69,607
Japanese Government, Series 315, 1.20% 2021	425,000	5,270
Japanese Government, Series 21, 2.30% 2035	1,361,400	17,880
Japanese Government 2.40% 2038	313,200	4,180
		304,495

MEXICAN PESOS — 3.85%
United Mexican States Government, Series M, 7.50% 2012	MXN195,000	15,378
United Mexican States Government, Series M, 7.00% 2014	80,000	6,570
United Mexican States Government, Series MI10, 9.50% 2014	92,500	8,075
United Mexican States Government, Series M10, 8.00% 2015	42,500	3,643
United Mexican States Government, Series M10, 7.25% 2016	92,500	7,826
United Mexican States Government, Series M10, 7.75% 2017	182,900	15,906
United Mexican States Government, Series M, 8.00% 2020	219,000	19,390
United Mexican States Government, Series M30, 10.00% 2036	155,000	15,562
		92,350

SOUTH KOREAN WON — 3.21%
South Korean Government, Series 1303, 5.25% 2013	KRW37,450,190	33,606
South Korean Government, Series 1406, 3.50% 2014	6,720,000	5,933
South Korean Government 4.25% 2014	9,340,000	8,384
South Korean Government 4.75% 2014	6,540,000	5,908
South Korean Government 5.00% 2014	9,280,000	8,472
South Korean Government 5.50% 2017	9,934,300	9,514
South Korean Government 4.00% 2031	6,000,000	5,325
		77,142

BRITISH POUNDS — 3.04%
United Kingdom 2.00% 2016	£4,800	8,030
United Kingdom 3.75% 2019	11,670	21,406
United Kingdom 3.75% 2020	8,300	15,199
United Kingdom 5.00% 2025	2,500	5,081
United Kingdom 4.75% 2030	1,000	1,981
United Kingdom 4.25% 2040	7,420	13,820
RSA Insurance Group PLC 9.375% 20393	569	1,072
RSA Insurance Group PLC 8.50% (undated)3	900	1,522
Virgin Media Secured Finance PLC 5.50% 2021	1,000	1,687
Time Warner Cable Inc. 5.75% 2031	625	1,087
France Télécom 5.00% 2016	500	879
Telecom Italia SpA and Telecom Italia Finance SA, Series 9, 5.625% 2015	500	825
Wal-Mart Stores, Inc. 5.625% 2034	100	195
Tesco PLC 5.50% 2033	100	173
		72,957

POLISH ZLOTY — 2.81%
Polish Government, Series 0414, 5.75% 2014	PLN 90,450	29,753
Polish Government, Series 1017, 5.25% 2017	115,745	37,706
		67,459

MALAYSIAN RINGGITS — 1.95%
Malaysian Government, Series 0204, 5.094% 2014	MYR39,110	13,271
Malaysian Government, Series 0207, 3.814% 2017	38,435	12,786
Malaysian Government, Series 0210, 4.012% 2017	56,905	19,093
Malaysian Government, Series 0203, 4.24% 2018	5,000	1,696
		46,846

CANADIAN DOLLARS — 1.68%
Canadian Government 2.00% 2014	$ C3,375	3,450
Canadian Government 2.00% 2014	3,000	3,055
Canadian Government 4.50% 2015	4,340	4,777
Canadian Government 4.25% 2018	500	576
Canadian Government 3.25% 2021	8,720	9,594
Canada Housing Trust 4.10% 2018	250	280
Canada Housing Trust 3.35% 2020	4,750	5,084
Province of Ontario, Series HC, 9.50% 2022	250	389
Province of Ontario 4.60% 2039	3,125	3,659
Province of Manitoba 4.25% 2018	2,750	3,053
Province de Québec 5.25% 2013	625	663
Province de Québec 9.375% 2023	250	390
Canadian Imperial Bank 5.00% 2012	1,000	1,019
Hydro One Inc. 5.49% 2040	750	944
Rogers Communications Inc. 5.80% 2016	625	705
Province of New Brunswick 6.75% 2017	500	612
Interprovincial Pipe Line Inc., Series K, 8.20% 2024	375	540
Bank of Nova Scotia 5.04% 2013	250	260
Toronto-Dominion Bank 4.854% 2013	250	258
Wells Fargo & Co. 6.05% 2012	250	255
GE Capital Canada Funding Co., Series A, 5.29% 2012	250	254
Thomson Reuters Corp. 5.70% 2015	150	168
Bank of Montreal 5.18% 2015	150	165
Royal Bank of Canada 5.20% 2012	150	153
TransCanada PipeLines Ltd. 5.05% 2014	125	133
		40,436

SWEDISH KRONOR — 1.43%
Swedish Government, Series 124, 4.00% 20122	SKr 18,000	2,722
Swedish Government, Series 1041, 6.75% 2014	41,010	6,892
Swedish Government, Series 1049, 4.50% 2015	148,900	24,785
		34,399

SINGAPORE DOLLARS — 1.29%
Singapore (Republic of) 3.75% 2016	$ S33,885	30,848

HUNGARIAN FORINTS — 1.19%
Hungarian Government, Series 15/A, 8.00% 2015	HUF 309,050	1,379
Hungarian Government, Series 17/B, 6.75% 2017	3,954,510	16,515
Hungarian Government, Series 17/A, 6.75% 2017	2,350,000	9,697
Hungarian Government, Series 22A, 7.00% 2022	240,720	951
		28,542

NORWEGIAN KRONER — 1.07%
Norwegian Government 5.00% 2015	NKr65,000	12,564
Norwegian Government 4.25% 2017	67,220	13,119
		25,683

AUSTRALIAN DOLLARS — 0.69%
Queensland Treasury Corp., Series 15, 6.00% 2015	$ A12,000	13,182
Queensland Treasury Corp., Series 17, 6.00% 2017	2,040	2,277
European Investment Bank 6.125% 2017	1,000	1,083
		16,542

ISRAELI SHEKELS — 0.66%
Israeli Government 4.50% 2015	ILS16,535	4,630
Israeli Government 5.50% 2017	38,610	11,241
		15,871

PHILIPPINE PESOS — 0.18%
Philippines (Republic of), Series 5-67, 6.25% 2014	PHP136,500	3,355
Philippines (Republic of) 6.25% 2036	35,000	870
		4,225

BRAZILIAN REAIS — 0.07%
Brazil (Federal Republic of) 6.00% 20151	BRL1,000	1,227
Brazil (Federal Republic of) 10.00% 2017	1,000	534
		1,761

DANISH KRONER — 0.05%
Kingdom of Denmark 5.00% 2013	DKr6,505	1,254

U.S. DOLLARS — 38.62%
Fannie Mae 3.50% 20252	US$6,468	6,794
Fannie Mae 3.50% 20252	4,296	4,512
Fannie Mae 3.50% 20252	2,450	2,574
Fannie Mae 3.00% 20272	19,900	20,562
Fannie Mae 3.00% 20272	17,420	18,046
Fannie Mae 3.50% 20272	8,070	8,453
Fannie Mae 3.50% 20272	6,570	6,893
Fannie Mae 4.00% 20272	1,500	1,590
Fannie Mae 5.00% 20352	1,056	1,142
Fannie Mae 6.50% 20362	788	883
Fannie Mae 6.00% 20372	1,995	2,204
Fannie Mae 6.00% 20372	1,652	1,821
Fannie Mae 6.00% 20372	1,004	1,107
Fannie Mae 6.00% 20372	587	648
Fannie Mae 6.00% 20372	169	186
Fannie Mae 6.00% 20372	168	186
Fannie Mae 6.00% 20372	94	104
Fannie Mae 6.00% 20372	73	80
Fannie Mae 6.00% 20372	67	74
Fannie Mae 5.00% 20382	646	699
Fannie Mae 5.349% 20382,3	307	327
Fannie Mae 5.50% 20382	956	1,043
Fannie Mae 6.00% 20382	5,986	6,602
Fannie Mae 6.00% 20382	4,952	5,462
Fannie Mae 6.00% 20382	3,192	3,533
Fannie Mae 6.00% 20382	2,300	2,548
Fannie Mae 6.00% 20382	1,694	1,868
Fannie Mae 6.00% 20382	716	788
Fannie Mae 6.00% 20382	620	687
Fannie Mae 6.00% 20382	566	624
Fannie Mae 6.00% 20382	494	545
Fannie Mae 6.00% 20382	200	221
Fannie Mae 3.542% 20392,3	27	28
Fannie Mae 3.835% 20392,3	8	8
Fannie Mae 3.879% 20392,3	8	8
Fannie Mae 3.886% 20392,3	145	153
Fannie Mae 3.943% 20392,3	8	8
Fannie Mae 3.95% 20392,3	239	251
Fannie Mae 5.50% 20392	2,950	3,217
Fannie Mae 6.00% 20392	8,157	8,997
Fannie Mae 6.00% 20392	574	633
Fannie Mae 3.50% 20402	1,368	1,407
Fannie Mae 3.50% 20402	851	875
Fannie Mae 4.00% 20402	9,005	9,451
Fannie Mae 4.00% 20402	4,694	4,965
Fannie Mae 4.00% 20402	2,066	2,185
Fannie Mae 4.50% 20402	2,866	3,053
Fannie Mae 4.50% 20402	1,532	1,632
Fannie Mae 4.50% 20402	1,481	1,578
Fannie Mae 6.00% 20402	943	1,040
Fannie Mae 6.00% 20402	413	455
Fannie Mae 2.902% 20412,3	1,015	1,056
Fannie Mae 3.50% 20412	3,785	3,893
Fannie Mae 3.50% 20412	928	954
Fannie Mae 4.00% 20412	11,682	12,356
Fannie Mae 4.00% 20412	4,796	5,073
Fannie Mae 4.00% 20412	2,576	2,703
Fannie Mae 4.00% 20412	1,205	1,275
Fannie Mae 4.00% 20412	755	798
Fannie Mae 4.00% 20412	271	285
Fannie Mae 4.50% 20412	5,468	5,836
Fannie Mae 4.50% 20412	1,489	1,616
Fannie Mae 3.50% 20422	11,480	11,760
Fannie Mae 4.00% 20422	12,846	13,487
Fannie Mae 4.00% 20422	5,355	5,616
Fannie Mae 6.00% 20422	26,720	29,442
U.S. Treasury 1.00% 2012	31,000	31,024
U.S. Treasury 0.625% 2013	2,250	2,258
U.S. Treasury 1.375% 2013	5,250	5,303
U.S. Treasury 2.00% 2013	4,010	4,122
U.S. Treasury 1.875% 20131	6,170	6,500
U.S. Treasury 2.75% 2013	13,000	13,499
U.S. Treasury 2.75% 2013	8,500	8,697
U.S. Treasury 3.875% 2013	4,780	4,932
U.S. Treasury 0.50% 2014	480	481
U.S. Treasury 1.25% 2014	37,855	38,497
U.S. Treasury 1.75% 2014	1,330	1,364
U.S. Treasury 1.875% 2014	6,500	6,702
U.S. Treasury 2.125% 2015	6,719	7,070
U.S. Treasury 1.875% 20151	1,456	1,627
U.S. Treasury 0.875% 2016	6,145	6,118
U.S. Treasury 0.875% 2016	200	199
U.S. Treasury 1.00% 2016	6,142	6,162
U.S. Treasury 1.50% 2016	3,060	3,139
U.S. Treasury 2.625% 20164	21,250	22,766
U.S. Treasury 3.00% 2016	205	224
U.S. Treasury 5.125% 2016	5,425	6,372
U.S. Treasury 0.875% 2017	840	834
U.S. Treasury 3.00% 2017	3,250	3,557
U.S. Treasury 2.375% 2018	2,500	2,646
U.S. Treasury 2.625% 2018	1,000	1,075
U.S. Treasury 2.00% 2022	1,490	1,461
U.S. Treasury 4.375% 2039	2,000	2,398
U.S. Treasury 3.875% 2040	5,150	5,684
U.S. Treasury 4.375% 2040	4,000	4,797
U.S. Treasury 4.625% 2040	2,500	3,116
U.S. Treasury 3.75% 2041	5,460	5,890
U.S. Treasury 4.75% 2041	1,500	1,908
Freddie Mac 1.75% 2015	3,000	3,101
Freddie Mac, Series 3213, Class OG, principal only, 0% 20362	51	47
Freddie Mac, Series 3292, Class BO, principal only, 0% 20372	340	306
Freddie Mac 6.00% 20372	856	944
Freddie Mac 5.50% 20382	2,028	2,207
Freddie Mac 5.50% 20382	466	508
Freddie Mac 3.736% 20392,3	10	11
Freddie Mac 6.50% 20392	2,370	2,656
Freddie Mac 4.00% 20412	1,787	1,871
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.288% 20372,3	96	98
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.871% 20452,3	1,435	1,638
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A-2, 3.341% 20462,5	1,125	1,179
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 20462,5	2,500	2,649
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.734% 20492,3	2,035	2,299
JPMorgan Chase & Co. 3.45% 2016	4,335	4,523
JPMorgan Chase & Co. 4.35% 2021	670	686
JPMorgan Chase & Co. 4.50% 2022	1,575	1,641
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 20372	515	516
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.883% 20382,3	900	1,024
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 20392	4,500	4,970
Anheuser-Busch InBev NV 3.625% 2015	980	1,053
Anheuser-Busch InBev NV 6.875% 2019	290	370
Anheuser-Busch InBev NV 7.75% 2019	2,695	3,520
Anheuser-Busch InBev NV 5.375% 2020	1,000	1,177
Deutsche Telekom International Finance BV 5.875% 2013	810	863
Deutsche Telekom International Finance BV 3.125% 20165	760	784
Deutsche Telekom International Finance BV 8.75% 20303	935	1,286
Deutsche Telekom International Finance BV 9.25% 2032	1,875	2,764
Murray Street Investment Trust I 4.647% 2017	1,500	1,502
Goldman Sachs Group, Inc. 7.50% 2019	2,500	2,859
Goldman Sachs Group, Inc. 5.75% 2022	990	1,020
Goldman Sachs Group, Inc. 6.25% 2041	270	267
Polish Government 6.375% 2019	2,675	3,123
Polish Government 5.125% 2021	1,560	1,674
Polish Government 5.00% 2022	675	715
Telecom Italia Capital SA 6.999% 2018	2,461	2,633
Telecom Italia Capital SA 6.375% 2033	785	710
Telecom Italia Capital SA 7.20% 2036	1,216	1,186
Telecom Italia Capital SA 7.721% 2038	694	680
HBOS PLC 6.75% 20185	3,750	3,523
Lloyds TSB Bank PLC 6.375% 2021	600	645
HBOS PLC 6.00% 20335	1,350	1,026
France Government Agency-Guaranteed, Société Finance 2.875% 20145	1,150	1,192
Société Générale 5.75% 20165	960	956
Société Générale 5.20% 20215	3,150	3,030
Express Scripts Inc. 5.25% 2012	480	484
Express Scripts Inc. 3.125% 2016	4,455	4,643
Comcast Corp. 5.30% 2014	750	807
Comcast Corp. 6.30% 2017	320	386
Comcast Corp. 5.875% 2018	890	1,054
Comcast Corp. 6.45% 2037	250	299
Comcast Corp. 6.95% 2037	820	1,039
Comcast Corp. 6.40% 2040	1,250	1,538
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	500	503
Bank of America Corp. 3.75% 2016	1,500	1,509
Bank of America Corp. 5.75% 2017	405	435
Bank of America Corp. 5.625% 2020	225	235
Bank of America Corp. 5.00% 2021	2,275	2,282
Standard Chartered PLC 3.85% 20155	1,670	1,736
Standard Chartered PLC 3.20% 20165	770	785
Standard Chartered Bank 6.40% 20175	2,000	2,197
Latvia (Republic of) 5.25% 20175	2,900	2,994
Latvia (Republic of) 5.25% 2021	1,505	1,533
UBS AG 5.75% 2018	3,410	3,737
UBS AG 4.875% 2020	635	661
Prologis, Inc. 7.625% 2014	600	668
Prologis, Inc. 6.125% 2016	690	759
Prologis, Inc. 6.625% 2018	830	946
Prologis, Inc. 6.625% 2019	185	208
Prologis, Inc. 7.375% 2019	1,500	1,753
Burlington Northern Santa Fe LLC 5.75% 2018	40	48
Burlington Northern Santa Fe LLC 4.70% 2019	370	414
Burlington Northern Santa Fe LLC 3.45% 2021	2,730	2,778
Burlington Northern Santa Fe LLC 4.10% 2021	1,000	1,069
Citigroup Inc. 4.587% 2015	1,075	1,133
Citigroup Inc. 4.75% 2015	2,250	2,371
Citigroup Inc. 6.125% 2018	695	780
Univision Communications Inc., Term Loan B, 4.491% 20172,3,6	3,411	3,169
Univision Communications Inc. 8.50% 20215	1,040	1,035
SBC Communications Inc. 5.10% 2014	100	110
AT&T Inc. 1.60% 2017	2,020	2,010
AT&T Inc. 5.35% 2040	1,750	1,862
HSBC Finance Corp. 0.918% 20163	2,800	2,539
HSBC Holdings PLC 4.00% 2022	1,400	1,390
Enbridge Energy Partners, LP, Series B, 6.50% 2018	1,895	2,298
Enbridge Energy Partners, LP 9.875% 2019	750	999
Enbridge Energy Partners, LP 5.20% 2020	460	511
Lithuania (Republic of) 6.75% 2015	990	1,074
Lithuania (Republic of) 6.125% 20215	1,765	1,897
Lithuania (Republic of) 6.625% 20225	750	833
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A-4, 5.225% 20442,3	1,150	1,284
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 20482	2,225	2,514
Westfield Group 5.40% 20125	465	475
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20145	170	181
Westfield Group 7.50% 20145	175	193
Westfield Group 5.70% 20165	640	705
Westfield Group 7.125% 20185	1,120	1,321
WEA Finance LLC 4.625% 20215	910	922
Ford Motor Credit Co. 8.70% 2014	250	283
Ford Motor Credit Co. 8.00% 2016	1,850	2,149
Ford Motor Credit Co. 6.625% 2017	1,100	1,220
Telefónica Emisiones, SAU 5.134% 2020	2,225	2,131
Telefónica Emisiones, SAU 5.462% 2021	1,145	1,115
Telefónica Europe BV 8.25% 2030	355	387
Gazprom OJSC 9.25% 2019	2,750	3,410
MGM Resorts International 6.75% 2013	25	26
MGM Resorts International 13.00% 2013	325	378
MGM Resorts International 5.875% 2014	1,250	1,294
MGM Resorts International 6.625% 2015	1,000	1,032
MGM Resorts International 9.00% 2020	500	559
ArcelorMittal 4.50% 2017	1,750	1,757
ArcelorMittal 5.50% 2021	665	654
ArcelorMittal 6.25% 2022	830	840
Intesa Sanpaolo SpA 6.50% 20215	3,360	3,250
HCA Inc. 6.375% 2015	2,240	2,374
HCA Inc. 6.50% 2020	800	842
Academy, Ltd., Term Loan B, 6.00% 20182,3,6	2,170	2,183
Academy, Ltd. 9.25% 20195	1,000	1,031
Wells Fargo & Co., Series I, 3.50% 2022	3,250	3,205
Hospitality Properties Trust 6.30% 2016	2,000	2,179
Hospitality Properties Trust 6.70% 2018	905	1,009
First Data Corp. 9.875% 2015	38	38
First Data Corp. 9.875% 2015	19	19
First Data Corp. 10.55% 20157	19	20
First Data Corp. 11.25% 2016	500	455
First Data Corp., Term Loan D, 5.242% 20172,3,6	897	860
First Data Corp. 8.25% 20215	322	316
First Data Corp. 12.625% 2021	1,148	1,157
First Data Corp. 8.75% 20223,5,7	323	313
UniCredito Italiano SpA 6.00% 20175	2,425	2,157
HVB Funding Trust I, junior subordinated 8.741% 20315	850	752
HVB Funding Trust III, junior subordinated 9.00% 20315	300	268
American Tower Corp. 7.00% 2017	2,700	3,149
Realogy Corp., Letter of Credit, 4.691% 20162,3,6	2	2
Realogy Corp., Term Loan B, 4.77% 20162,3,6	13	12
Realogy Corp., Second Lien Term Loan A, 13.50% 20172,6	1,275	1,318
Realogy Corp. 7.875% 20195	750	754
Realogy Corp. 7.625% 20205	1,000	1,050
Volvo Treasury AB 5.95% 20155	2,920	3,130
Korea Development Bank 5.30% 2013	1,350	1,386
Korea Development Bank 8.00% 2014	1,550	1,705
AES Corp. 7.75% 2015	1,750	1,960
AES Corp. 8.00% 2020	975	1,124
British American Tobacco International Finance PLC 9.50% 20185	2,253	3,076
Norfolk Southern Corp. 5.75% 2016	985	1,140
Norfolk Southern Corp. 3.25% 2021	835	842
Norfolk Southern Corp. 3.00% 2022	1,000	985
Pan Pacific Retail Properties, Inc. 6.125% 2013	215	222
Kimco Realty Corp., Series C, 4.904% 2015	235	246
Kimco Realty Corp. 4.30% 2018	985	1,002
Kimco Realty Corp. 6.875% 2019	1,250	1,463
Frontier Communications Corp. 8.25% 2017	1,300	1,404
Frontier Communications Corp. 8.50% 2020	1,350	1,428
Morgan Stanley, Series F, 5.625% 2019	2,500	2,474
Morgan Stanley, Series F, 5.75% 2021	340	334
CenterPoint Energy Resources Corp. 4.50% 2021	2,630	2,807
Regions Financial Corp. 7.75% 2014	1,259	1,386
Regions Financial Corp. 5.20% 2015	1,263	1,301
Regions Financial Corp. 5.75% 2015	78	82
Tennessee Valley Authority 5.88% 2036	500	646
Tennessee Valley Authority 5.25% 2039	1,750	2,105
Developers Diversified Realty Corp. 5.50% 2015	735	758
Developers Diversified Realty Corp. 9.625% 2016	315	382
Developers Diversified Realty Corp. 7.50% 2017	1,000	1,136
Developers Diversified Realty Corp. 7.875% 2020	395	468
BNP Paribas 5.00% 2021	2,700	2,729
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.60% 2040	1,800	2,338
State of California, Various Purpose General Obligation Bonds (Federally Taxable), 7.625% 2040	285	370
Jaguar Land Rover PLC 7.75% 20185	2,600	2,678
Williams Partners L.P. and Williams Partners Finance Corp. 3.80% 2015	525	558
Williams Partners L.P. 4.125% 2020	375	386
Williams Partners L.P. and Williams Partners Finance Corp. 5.25% 2020	925	1,021
Williams Partners L.P. 4.00% 2021	670	678
Woodside Finance Ltd. 4.60% 20215	2,510	2,614
Boyd Gaming Corp. 6.75% 2014	1,525	1,535
Boyd Gaming Corp. 7.125% 2016	350	339
Boyd Gaming Corp. 9.125% 2018	700	732
American International Group, Inc. 3.00% 2015	1,500	1,511
American International Group, Inc. 3.80% 2017	1,045	1,059
CEVA Group PLC 11.625% 20165	625	666
CEVA Group PLC 8.375% 20175	825	821
CEVA Group PLC 11.50% 20185	75	75
CEVA Group PLC 12.75% 20205	1,000	950
Phillips 66 2.95% 20175	700	712
Phillips 66 4.30% 20225	670	683
Phillips 66 5.875% 20425	1,045	1,071
Charter Communications, Inc. 13.50% 2016	513	587
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25% 2017	500	539
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 2018	175	190
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.125% 2020	1,025	1,143
Verizon Communications Inc. 4.75% 2041	700	709
Verizon Communications Inc. 6.00% 2041	1,475	1,748
StatoilHydro ASA 1.80% 2016	1,500	1,524
StatoilHydro ASA 5.25% 2019	500	587
Statoil ASA 3.15% 2022	340	343
Roche Holdings Inc. 6.00% 20195	1,280	1,563
Roche Holdings Inc. 7.00% 20395	630	863
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	250	301
CMS Energy Corp. 8.75% 2019	900	1,102
CMS Energy Corp. 5.05% 2022	1,000	1,011
Warner Music Group 9.50% 20165	825	903
Warner Music Group 9.50% 2016	375	411
Warner Music Group 11.50% 20185	1,000	1,075
FMG Resources 7.00% 20155	2,325	2,383
Volkswagen International Finance NV 1.625% 20135	850	857
Volkswagen International Finance NV 2.375% 20175	1,500	1,507
Time Warner Cable Inc. 6.75% 2018	815	995
Time Warner Cable Inc. 5.00% 2020	1,000	1,106
Time Warner Cable Inc. 4.00% 2021	250	257
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 20462,5	1,148	1,222
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 20462,5	1,000	1,133
EchoStar DBS Corp 7.125% 2016	300	333
DISH DBS Corp 6.75% 2021	1,800	1,948
South Africa (Republic of) 5.50% 2020	2,030	2,274
Needle Merger Sub Corp. 8.125% 20195	2,200	2,222
Quintiles, Term Loan B, 5.00% 20182,3,6	2,188	2,196
Nextel Communications, Inc., Series E, 6.875% 2013	175	176
Nextel Communications, Inc., Series F, 5.95% 2014	1,625	1,633
Nextel Communications, Inc., Series D, 7.375% 2015	175	170
Sprint Capital Corp. 8.75% 2032	250	216
SABMiller Holdings Inc. 2.45% 20175	610	618
SABMiller Holdings Inc. 4.95% 20425	1,500	1,555
SRA International, Inc., Term Loan B, 6.50% 20182,3,6	1,636	1,634
Sterling Merger Inc. 11.00% 20195	500	530
Canadian National Railway Co. 4.95% 2014	2,005	2,156
PTT Exploration & Production Ltd 5.692% 20215	2,000	2,152
Virgin Media Finance PLC 8.375% 20195	800	900
Virgin Media Secured Finance PLC 5.25% 2021	1,100	1,184
Jackson National Life Global 5.375% 20135	1,990	2,078
SunGard Data Systems Inc. 10.625% 2015	200	211
SunGard Data Systems Inc. 7.375% 2018	1,700	1,815
Pernod Ricard SA 2.95% 20175	2,000	2,022
Freescale Semiconductor, Inc. 8.05% 2020	2,000	2,020
United Mexican States Government Global 5.95% 2019	1,660	1,999
C&S Group Enterprises LLC 8.375% 20175	1,801	1,905
Russian Federation 3.25% 20175	1,200	1,203
Russian Federation 5.625% 20425	700	698
General Electric Capital Corp. 4.65% 2021	1,750	1,865
Edison Mission Energy 7.50% 2013	800	660
Midwest Generation, LLC, Series B, 8.56% 20162	47	45
Edison Mission Energy 7.00% 2017	350	222
Edison Mission Energy 7.20% 2019	1,325	828
Edison Mission Energy 7.625% 2027	125	75
Banc of America Commercial Mortgage Inc., Series 2006-4, Class A-4, 5.634% 20462	785	890
Banc of America Commercial Mortgage Inc., Series 2007-3, Class A-4, 5.633% (undated)2,3	835	931
Hungarian Government 6.25% 2020	1,975	1,812
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A-5, 4.855% 20412,3	1,165	1,254
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class AM, 4.805% 20432,3	520	557
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,520	1,801
Michaels Stores, Inc. 13.00% 2016	675	714
Michaels Stores, Inc. 7.75% 2018	1,000	1,070
Esterline Technologies Corp. 6.625% 2017	865	900
Esterline Technologies Corp. 7.00% 2020	760	844
Simon Property Group, LP 4.20% 2015	625	669
Simon Property Group, LP 10.35% 2019	750	1,034
Amgen Inc. 2.50% 2016	1,650	1,697
Revel Entertainment, Term Loan B, 9.00% 20172,3,6	1,700	1,685
JMC Steel Group Inc. 8.25% 20185	1,600	1,672
Royal Bank of Scotland Group PLC 4.70% 2018	300	262
Royal Bank of Scotland PLC 6.125% 2021	290	311
RBS Capital Trust II 6.425% noncumulative trust (undated)3,8	1,330	918
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)3,5	200	164
Santander Issuances, SA Unipersonal 6.50% 20193,5	1,700	1,635
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 20372	76	76
CS First Boston Mortgage Securities Corp., Series 2006-C5, Class A-3, 5.311% 20392	1,405	1,555
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 20155	1,100	1,089
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 20155	475	470
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20175	75	67
NCL Corp. Ltd. 11.75% 2016	1,300	1,511
NCL Corp. Ltd. 9.50% 2018	100	108
TransDigm Inc. 7.75% 2018	1,480	1,609
BG Energy Capital PLC 4.00% 20215	1,530	1,598
US Investigations Services, Inc., Term Loan B, 2.992% 20152,3,6	176	169
US Investigations Services, Inc., Term Loan D, 7.75% 20152,3,6	713	715
US Investigations Services, Inc. 10.50% 20155	700	668
US Investigations Services, Inc. 11.75% 20165	45	43
MacDermid 9.50% 20175	1,525	1,590
Koninklijke KPN NV 8.375% 2030	1,200	1,541
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	1,250	1,538
Georgia Gulf Corp. 9.00% 20175	1,375	1,533
Gilead Sciences, Inc. 2.40% 2014	630	652
Gilead Sciences, Inc. 3.05% 2016	505	529
Gilead Sciences, Inc. 4.40% 2021	320	336
NRG Energy, Inc. 7.375% 2017	1,450	1,512
ARAMARK Corp. 8.50% 2015	955	980
ARAMARK Corp. 8.625% 20163,5,7	500	514
Ply Gem Industries, Inc. 8.25% 2018	1,450	1,466
Limited Brands, Inc. 7.00% 2020	1,290	1,445
Boston Scientific Corp. 6.00% 2020	1,250	1,437
Synovus Financial Corp. 7.875% 2019	1,385	1,433
Teekay Corp. 8.50% 2020	1,375	1,433
Rite Aid Corp. 9.75% 2016	535	595
Rite Aid Corp. 8.00% 2020	675	780
Marks and Spencer Group PLC 6.25% 20175	1,250	1,375
RBS Global, Inc. and Rexnord LLC 11.75% 2016	200	212
RBS Global, Inc. and Rexnord LLC 8.50% 2018	1,075	1,158
Alpha Natural Resources, Inc. 6.00% 2019	500	455
Alpha Natural Resources, Inc. 6.25% 2021	1,000	907
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	250	265
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	750	1,089
Petrobras International 5.75% 2020	810	901
Petrobras International 6.875% 2040	380	449
J.C. Penney Co., Inc. 5.75% 2018	545	561
J.C. Penney Co., Inc. 5.65% 2020	800	786
Vodafone Group PLC, Term Loan B, 6.875% 20152,6,7	941	951
Vodafone Group PLC, Term Loan B, 6.25% 20162,6,7,9	387	390
CEZ, a s 4.25% 20225	1,340	1,337
Cricket Communications, Inc. 7.75% 2016	1,250	1,325
Crown Castle International Corp. 9.00% 2015	1,050	1,160
Crown Castle International Corp. 7.75% 20175	150	164
CIT Group Inc., Series C, 4.75% 20155	1,300	1,315
Albertson’s, Inc. 7.25% 2013	400	420
SUPERVALU INC. 8.00% 2016	705	742
Albertson’s, Inc. 8.00% 2031	190	145
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.90% 20145	1,240	1,301
BBVA Bancomer SA 4.50% 20165	1,250	1,294
Time Warner Inc. 4.75% 2021	740	814
Time Warner Inc. 6.50% 2036	240	279
Time Warner Inc. 6.25% 2041	170	194
Husky Energy Inc. 7.25% 2019	1,040	1,284
TXU, Term Loan, 3.743% 20142,3,6	215	132
TXU, Term Loan, 4.743% 20172,3,6	859	480
Texas Competitive Electric Holdings Co. LLC, 11.50% 20205	1,000	657
Ardagh Packaging Finance 7.375% 20175	660	711
Ardagh Packaging Finance 9.125% 20205	500	539
Level 3 Financing, Inc. 8.75% 2017	625	656
Level 3 Escrow Inc. 8.125% 20195	400	414
Level 3 Communications, Inc. 11.875% 2019	150	172
Wind Acquisition SA 11.75% 20175	825	817
Wind Acquisition SA 7.25% 20185	450	425
Energy Transfer Partners, LP 7.50% 2020	1,100	1,226
Host Marriott, LP, Series O, 6.375% 2015	300	307
Host Hotels & Resorts LP 9.00% 2017	325	361
Host Hotels & Resorts LP 6.00% 2020	500	532
QBE Capital Funding III LP 7.25% 20413,5	1,250	1,180
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	1,200	1,173
Cardinal Health, Inc. 4.625% 2020	1,050	1,159
Hanesbrands Inc., Series B, 4.146% 20143	383	384
Hanesbrands Inc. 8.00% 2016	700	773
Kraft Foods Inc. 5.375% 2020	1,000	1,158
Altria Group, Inc. 9.95% 2038	750	1,141
Government National Mortgage Assn. 3.50% 20252	1,063	1,139
NBCUniversal Media, LLC 5.15% 2020	1,000	1,133
Mohegan Tribal Gaming Authority 10.50% 20165	300	262
Mohegan Tribal Gaming Authority 11.00% 20183,5,7	1,175	869
Bon-Ton Department Stores, Inc. 10.25% 2014	1,275	1,119
Kroger Co. 7.50% 2014	1,000	1,115
Intergen Power 9.00% 20175	1,050	1,110
Overseas Shipholding Group, Inc. 8.125% 2018	1,450	1,102
Progress Energy, Inc. 6.05% 2014	1,000	1,097
PETCO Animal Supplies, Inc. 9.25% 20185	995	1,097
NV Energy, Inc 6.25% 2020	1,000	1,090
Shell International Finance BV 4.00% 2014	1,010	1,078
Advanced Micro Devices, Inc. 8.125% 2017	975	1,077
Toys “R” Us Property Co. II, LLC 8.50% 2017	225	236
Toys “R” Us Property Co. I, LLC 10.75% 2017	75	82
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 20182,3,6	422	419
Toys “R” Us, Inc. 7.375% 2018	350	316
Pfizer Inc 6.20% 2019	840	1,052
Barclays Bank PLC 5.125% 2020	1,000	1,047
Arch Coal, Inc. 7.00% 20195	1,125	1,043
Macy’s Retail Holdings, Inc. 7.875% 20153	875	1,030
Croatian Government 6.625% 20205	580	577
Croatian Government 6.375% 20215	470	452
Toronto-Dominion Bank 2.375% 2016	1,000	1,027
Wynn Las Vegas, LLC and Wynn Capital Corp. 7.75% 2020	925	1,021
Union Pacific Corp. 5.70% 2018	200	239
Union Pacific Corp. 6.15% 2037	650	778
BE Aerospace, Inc. 5.25% 2022	1,000	1,012
Unum Group 5.625% 2020	945	1,001
PTS Acquisition Corp. 9.50% 20157	958	989
Smithfield Foods, Inc., Series B, 7.75% 2013	54	57
Smithfield Foods, Inc. 10.00% 2014	500	587
Smithfield Foods, Inc. 7.75% 2017	300	341
NXP BV and NXP Funding LLC 3.322% 20133	75	75
NXP BV and NXP Funding LLC 9.75% 20185	800	908
United Air Lines, Inc., Term Loan B, 2.25% 20142,3,6	725	705
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20202	32	35
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20222	65	71
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 20222	137	153
Ireland Government Agency-Guaranteed, Irish Life & Permanent 3.60% 20135	1,000	964
Associated Banc-Corp 5.125% 2016	900	951
Royal Caribbean Cruises Ltd. 11.875% 2015	775	946
CONSOL Energy Inc. 8.00% 2017	750	786
CONSOL Energy Inc. 8.25% 2020	150	158
Bausch & Lomb Inc. 9.875% 2015	875	925
Stater Bros. Holdings Inc. 7.75% 2015	900	924
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	830	918
Bermudan Government 5.603% 20205	800	908
Hawker Beechcraft Acquisition Co., LLC, Term Loan E, 14.00% 20122,3,6,9	99	99
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.37% 20142,3,6	30	22
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.47% 20142,3,6	477	356
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20142,3,6	409	307
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	525	74
Hawker Beechcraft Acquisition Co., LLC 8.875% 20157	351	49
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 20145	855	904
Denmark Government Agency-Guaranteed, Danish Finance Co. 2.45% 20125	900	904
DAE Aviation Holdings, Inc. 11.25% 20155	861	902
Australia Government Agency-Guaranteed, Australia and New Zealand Banking Group Ltd. 3.25% 20125	900	900
Continental Resources Inc. 8.25% 2019	225	253
Continental Resources Inc. 7.375% 2020	75	84
Continental Resources Inc. 7.125% 2021	500	558
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	700	634
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	300	259
Brandywine Operating Partnership, LP 7.50% 2015	800	890
Tenet Healthcare Corp. 7.375% 2013	690	711
Tenet Healthcare Corp. 9.25% 2015	145	162
Concho Resources Inc. 8.625% 2017	400	440
Concho Resources Inc. 7.00% 2021	400	431
Grifols Inc. 8.25% 2018	800	870
Kinder Morgan Energy Partners, LP 6.00% 2017	140	162
Kinder Morgan Energy Partners, LP 6.85% 2020	580	692
VWR Funding, Inc., Series B, 10.25% 20157	819	851
Public Service Co. of Colorado 3.20% 2020	815	846
Consolidated Edison Company of New York, Inc., Series 2012 A, 4.20% 2042	840	829
ConvaTec Healthcare 10.50% 20185	790	816
Accellent Inc. 8.375% 2017	800	808
Chevron Corp. 4.95% 2019	680	804
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	725	798
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 20162	750	796
News America Inc. 6.15% 2041	685	785
CSC Holdings, Inc. 8.50% 2014	700	782
Iberdrola Finance Ireland 3.80% 20145	750	770
Tower Automotive Holdings 10.625% 20175	697	760
South Korean Government 5.75% 2014	700	755
Alkermes, Inc., Term Loan B, 6.75% 20172,3,6	449	458
Alkermes, Inc., Term Loan B, 9.50% 20182,3,6	285	296
Nortek Inc. 10.00% 2018	700	746
Electricité de France SA 6.95% 20395	625	742
International Paper Co. 7.30% 2039	600	731
Radio One, Inc., Term Loan B, 7.50% 20162,3,6	733	729
H&E Equipment Services, Inc. 8.375% 2016	700	725
Ingles Markets, Inc. 8.875% 2017	650	707
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	608	704
Cliffs Natural Resources Inc. 4.875% 2021	670	695
Staples, Inc. 9.75% 2014	600	682
Ashtead Capital, Inc. 9.00% 20165	650	682
Burlington Coat Factory Warehouse Corp., Term Loan B, 6.25% 20172,3,6	670	676
Tops Holding Corp. and Tops Markets, LLC. 10.125% 2015	625	670
Petroplus Finance Ltd. 6.75% 20145	675	267
Petroplus Finance Ltd. 7.00% 20175	900	356
Petroplus Finance Ltd. 9.375% 20195,8	100	40
Local T.V. Finance LLC, Term Loan B, 2.25% 20132,3,6	656	653
Serena Software, Inc. 10.375% 2016	625	649
Digicel Group Ltd. 12.00% 20145	100	112
Digicel Group Ltd. 12.00% 2014	100	112
Digicel Group Ltd. 8.875% 20155	400	409
GlaxoSmithKline Capital Inc. 4.85% 2013	600	630
Newcrest Finance Pty Ltd. 4.45% 20215	620	627
Biogen Idec Inc. 6.00% 2013	600	627
Symbion Inc. 8.00% 2016	630	627
Forest Oil Corp. 7.25% 2019	600	590
Australia Government Agency-Guaranteed, National Australia Bank 3.375% 20145	560	587
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.329% 20442,3	500	556
Denbury Resources Inc. 9.75% 2016	500	551
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	520	542
Hughes Satellite Systems Corp. 6.50% 2019	500	525
Centene Corp. 5.75% 2017	500	519
Fox Acquisition LLC 13.375% 20165	455	498
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-2, 5.234% 20232	400	474
LightSquared, Term Loan B, 12.00% 20142,6,7	1,014	462
Atlas Copco AB 5.60% 20175	400	460
Enterprise Products Operating LLC 4.05% 2022	400	415
Seneca Gaming Corp. 8.25% 20185	400	411
AstraZeneca PLC 5.40% 2012	380	389
ACE INA Holdings Inc. 2.60% 2015	365	380
TransCanada PipeLines Ltd. 7.625% 2039	250	354
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 20452	280	317
Neiman Marcus Group, Inc. 10.375% 2015	300	314
Allison Transmission Holdings, Inc. 11.00% 20155	283	299
Sally Holdings LLC and Sally Capital Inc. 6.875% 20195	275	294
France Télécom 4.375% 2014	275	294
National Grid PLC 6.30% 2016	250	289
CNA Financial Corp. 7.35% 2019	230	269
Thomson Reuters Corp. 5.95% 2013	250	265
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 20372,5	250	264
State of New Jersey, Economic Development Authority, Energy Facility Revenue Bonds (ACR Energy Partners, LLC Project),
Series 2011-B, 12.00% 20305	240	259
AXA SA 8.60% 2030	220	243
Veolia Environnement 6.00% 2018	200	223
Lyondell Chemical Co. 8.00% 2017	183	206
International Lease Finance Corp. 5.00% 2012	195	197
McKesson Corp. 3.25% 2016	180	193
E.ON International Finance BV 6.65% 20385	150	193
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	125	126
Canadian Natural Resources Ltd. 5.70% 2017	100	119
Delhaize Group 6.50% 2017	100	116
RailAmerica, Inc. 9.25% 2017	56	59
Tyson Foods, Inc. 6.85% 20163	40	46
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-2, 4.98% 20152	35	36
Liberty Mutual Group Inc. 6.50% 20355	30	31
Northwest Airlines, Inc., Term Loan B, 3.97% 20132,3,6	4	4
Northwest Airlines, Inc., Term Loan A, 2.22% 20182,3,6	7	7
		927,222

Total bonds, notes & other debt instruments (cost: $2,153,924,000)		2,231,737

Preferred securities — 0.02%	Shares

U.S. DOLLARS — 0.02%
Citigroup Inc. 6.95% preferred	22,000	550

Total preferred securities (cost: $534,000)		550

Common stocks — 0.00%

U.S. DOLLARS — 0.00%
Atrium Corp.9.10,11	2	—

Total common stocks (cost: $0)		—

	Principal amount
Short-term securities — 10.36%	(000)

Novartis Securities Investment Ltd. 0.11%–0.14% due 4/12–4/16/20125	US$40,955	40,953
Federal Home Loan Bank 0.065%–0.10% due 6/6–6/13/2012	28,100	28,097
Straight-A Funding LLC 0.15% due 4/25/20125	27,524	27,521
Bank of Nova Scotia 0.125%–0.13% due 4/23–5/11/2012	27,000	26,996
British Columbia (Province of) 0.12% due 4/4/2012	20,700	20,700
Siemens Capital Co. LLC 0.14% due 4/12/20125	16,300	16,299
NetJets Inc. 0.11% due 4/2–4/5/20125	16,100	16,100
Emerson Electric Co. 0.10% due 4/18/20125	15,500	15,499
Roche Holdings, Inc. 0.13% due 5/1/20125	14,900	14,898
Barclays U.S. Funding Corp. 0.10% due 4/2/2012	13,600	13,600
U.S. Treasury Bill 0.09% due 4/19/2012	11,200	11,200
Total Capital Canada Ltd. CP 0.13% due 4/23/20125	9,900	9,899
Coca-Cola Co. 0.17% due 5/2/20125	7,000	6,999

Total short-term securities (cost: $248,760,000)		248,761

Total investment securities (cost: $2,403,218,000)		2,481,048
Other assets less liabilities		(79,978)

Net assets		US$2,401,070

1Index-linked bond whose principal amount moves with a government price index.
2Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
3Coupon rate may change periodically.

4A portion of this security was pledged as collateral for losses on unsettled forward currency contracts with certain counterparties. The total value of pledged collateral was $279,000, which represented .01% of the net assets of the fund.

5Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $274,786,000, which represented 11.44% of the net assets of the fund.

6Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $21,089,000, which represented .88% of the net assets of the fund.

7Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
8Scheduled interest and/or principal payment was not received.
9Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $489,000, which represented .02% of the net assets of the fund.
10Security did not produce income during the last 12 months.

11Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired 4/30/2010 at a cost of less than $1,000) may be subject to legal or contractual restrictions on resale.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs")

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee") to administer, implement and oversee the fair value process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2012 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds, notes & other debt instruments:
Euros	$—	$443,705	$—	$443,705
Japanese yen	—	304,495	—	304,495
Mexican pesos	—	92,350	—	92,350
South Korean won	—	77,142	—	77,142
British pounds	—	72,957	—	72,957
Polish zloty	—	67,459	—	67,459
Malaysian ringgits	—	46,846	—	46,846
Canadian dollars	—	40,436	—	40,436
Swedish kronor	—	34,399	—	34,399
U.S. dollars	—	927,222	—	927,222
Other currencies	—	124,726	—	124,726
Preferred securities	550	—	—	550
Short-term securities	—	248,761	—	248,761
Total	$550	$2,480,498	$—	$2,481,048

Forward currency contracts*:	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	$—	$114	$—	$114
Unrealized depreciation on open forward currency contracts	—	(2,769)	—	(2,769)
Total	$—	$(2,655)	$—	$(2,655)

*Forward currency contracts are not included in the investment portfolio.

Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

As of March 31, 2012, the fund had open forward currency contracts to purchase or sell currencies, as shown in the following table. The average notional amount of open forward currency contracts was $342,080,000 over the prior 12-month period.

				(amounts in thousands)
					Unrealized
					(depreciation)
			Contract amount		appreciation at
	Settlement date	Counterparty	Receive	Deliver	3/31/2012

Purchases:
Japanese yen	4/4/2012	Bank of New York Mellon	¥2,444,871	$30,424	$(885)
Japanese yen	4/4/2012	UBS AG	¥526,342	$6,550	(190)
Japanese yen	4/5/2012	UBS AG	¥341,432	$4,264	(138)
Japanese yen	4/11/2012	Barclays Bank PLC	¥518,501	$6,397	(132)
Japanese yen	4/12/2012	Bank of New York Mellon	¥573,547	$7,038	(108)
Japanese yen	4/23/2012	Citibank	¥1,001,752	$12,015	90
Japanese yen	4/27/2012	JPMorgan Chase	¥340,723	$4,097	20
					(1,343)

Sales:
British pounds	4/26/2012	UBS AG	€15,252	£12,800	(126)
Euros	4/5/2012	HSBC Bank	$670	€500	3
Euros	4/12/2012	Bank of New York Mellon	¥578,410	€5,350	(147)
Euros	4/13/2012	JPMorgan Chase	$37,384	€28,250	(296)
Euros	4/13/2012	JPMorgan Chase	$14,121	€10,680	(124)
Euros	4/19/2012	JPMorgan Chase	$7,835	€6,000	(168)
Euros	4/23/2012	UBS AG	$20,846	€15,790	(216)
Euros	4/27/2012	HSBC Bank	$931	€700	(3)
Euros	4/30/2012	Citibank	$333	€250	(1)
Euros	5/4/2012	JPMorgan Chase	$2,819	€2,120	(8)
Euros	5/9/2012	Bank of New York Mellon	¥569,406	€5,160	(1)
Swedish kronor	4/12/2012	Barclays Bank PLC	$2,251	SKr15,303	(60)
Swedish kronor	4/20/2012	Barclays Bank PLC	$6,941	SKr46,865	(136)
Swedish kronor	4/20/2012	Barclays Bank PLC	$1,209	SKr8,197	(29)
					(1,312)

Forward currency contracts — net					$(2,655)

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$94,689
Gross unrealized depreciation on investment securities	(18,027)
Net unrealized appreciation on investment securities	76,662
Cost of investment securities for federal income tax purposes	2,404,386

High-Income Bond FundSM
Investment portfolio

March 31, 2012
unaudited
Bonds, notes & other debt instruments — 90.60%	Principal amount (000)	Value (000)

CONSUMER DISCRETIONARY — 20.05%
MGM Resorts International 6.75% 2012	$3,235	$3,306
MGM Resorts International 6.75% 2013	10,820	11,212
MGM Resorts International 13.00% 2013	3,075	3,579
MGM Resorts International 5.875% 2014	10,080	10,433
MGM Resorts International 10.375% 2014	1,550	1,765
MGM Resorts International 6.625% 2015	3,050	3,149
MGM Resorts International 6.875% 2016	1,000	1,015
MGM Resorts International 7.50% 2016	3,650	3,778
MGM Resorts International 11.125% 2017	1,625	1,846
MGM Resorts International 9.00% 2020	1,000	1,117
MGM Resorts International 7.75% 2022	3,000	3,060
Revel Entertainment, Term Loan B, 9.00% 20171,2,3	18,925	18,753
Revel Entertainment 12.00% 20181,4,5,6	11,902	11,531
Univision Communications Inc., Term Loan, 4.491% 20171,2,3	20,364	18,919
Univision Communications Inc. 8.50% 20217	5,995	5,965
Boyd Gaming Corp. 6.75% 2014	2,570	2,586
Boyd Gaming Corp. 7.125% 2016	7,330	7,110
Boyd Gaming Corp. 9.125% 2018	9,190	9,615
Charter Communications, Inc. 13.50% 2016	122	140
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.25% 2017	600	646
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 7.875% 2018	7,925	8,599
CCO Holdings LLC and CCO Holdings Capital Corp. 7.00% 2019	2,000	2,130
CCO Holdings LLC and CCO Holdings Capital Corp. 7.375% 2020	2,000	2,180
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.125% 2020	2,250	2,509
Neiman Marcus Group, Inc. 10.375% 2015	3,300	3,453
Neiman Marcus Group, Inc., Term Loan B, 4.75% 20181,2,3	11,540	11,543
Warner Music Group 9.50% 20167	3,325	3,641
Warner Music Group 9.50% 2016	1,725	1,889
Warner Music Group 11.50% 20187	5,450	5,859
Warner Music Group 13.75% 20197	2,025	2,055
Michaels Stores, Inc., Term Loan B3, 5.125% 20161,2,3	956	961
Michaels Stores, Inc., Term Loan B2, 5.125% 20161,2,3	324	326
Michaels Stores, Inc. 11.375% 2016	2,500	2,669
Michaels Stores, Inc. 13.00% 2016	3,650	3,860
Michaels Stores, Inc. 7.75% 2018	5,250	5,617
Needle Merger Sub Corp. 8.125% 20197	12,455	12,580
Limited Brands, Inc. 5.25% 2014	220	234
Limited Brands, Inc. 8.50% 2019	905	1,075
Limited Brands, Inc. 7.00% 2020	2,048	2,294
Limited Brands, Inc. 6.625% 2021	3,560	3,876
Limited Brands, Inc. 5.625% 2022	2,500	2,534
Royal Caribbean Cruises Ltd. 6.875% 2013	500	530
Royal Caribbean Cruises Ltd. 11.875% 2015	7,550	9,211
Toys “R” Us-Delaware, Inc., Term Loan B, 6.00% 20161,2,3	222	222
Toys “R” Us-Delaware, Inc. 7.375% 20167	1,875	1,931
Toys “R” Us Property Co. II, LLC 8.50% 2017	2,900	3,041
Toys “R” Us Property Co. I, LLC 10.75% 2017	125	137
Toys “R” Us-Delaware, Inc., Term Loan B2, 5.25% 20181,2,3	4,144	4,115
Clear Channel Worldwide Holdings, Inc., Series B, 9.25% 2017	7,900	8,700
Clear Channel Worldwide Holdings, Inc. 7.625% 20207	750	739
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	4,675	4,839
Mediacom LLC and Mediacom Capital Corp. 9.125% 2019	4,000	4,365
Virgin Media Finance PLC, Series 1, 9.50% 2016	4,300	4,870
Virgin Media Secured Finance PLC 6.50% 2018	1,425	1,555
Virgin Media Finance PLC 8.375% 20197	2,175	2,447
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 2016	2,800	2,968
CityCenter Holdings, LLC and CityCenter Finance Corp. 7.625% 20167	2,000	2,120
CityCenter Holdings, LLC and CityCenter Finance Corp. 11.50% 20171,5	3,431	3,731
Nara Cable Funding Ltd. 8.875% 2018	€6,510	8,075
EchoStar DBS Corp 7.125% 2016	$1,000	1,111
DISH DBS Corp 7.875% 2019	700	808
DISH DBS Corp 6.75% 2021	5,575	6,035
J.C. Penney Co., Inc. 5.75% 2018	6,323	6,505
J.C. Penney Co., Inc. 5.65% 2020	430	422
Jaguar Land Rover PLC 7.75% 20187	4,035	4,156
Jaguar Land Rover PLC 8.125% 20217	2,525	2,601
DineEquity, Inc. 9.50% 2018	5,950	6,545
Burlington Coat Factory Warehouse Corp., Term Loan B, 6.25% 20171,2,3	4,742	4,781
Burlington Coat Factory Warehouse Corp. 10.00% 2019	1,250	1,306
Tower Automotive Holdings 10.625% 20177	5,526	6,023
PETCO Animal Supplies, Inc. 9.25% 20187	5,225	5,761
Mohegan Tribal Gaming Authority 10.50% 20167	1,925	1,680
Mohegan Tribal Gaming Authority 11.00% 20181,5,7	5,475	4,051
Allison Transmission Holdings, Inc., Term Loan B, 2.75% 20141,2,3	3,007	2,991
Allison Transmission Holdings, Inc. 11.00% 20157	2,452	2,593
AMC Entertainment Inc. 8.00% 2014	350	353
AMC Entertainment Inc. 8.75% 2019	3,500	3,684
AMC Entertainment Inc. 9.75% 2020	1,375	1,303
Bon-Ton Department Stores, Inc. 10.25% 2014	5,725	5,024
Wynn Las Vegas, LLC and Wynn Capital Corp. 7.75% 2020	4,020	4,437
Hanesbrands Inc., Series B, 4.146% 20141	1,476	1,482
Hanesbrands Inc. 8.00% 2016	1,025	1,133
Hanesbrands Inc. 6.375% 2020	1,500	1,549
Cinemark USA, Inc., Term Loan, 3.50% 20161,2,3	402	403
Cinemark USA, Inc. 8.625% 2019	3,300	3,679
Academy, Ltd., Term Loan B, 6.00% 20181,2,3	2,494	2,509
Academy, Ltd. 9.25% 20197	1,200	1,237
Gray Television, Inc. 10.50% 2015	2,175	2,273
Gray Television, Inc., Series D, 17.00% 20151,4,6,8	1,416	1,409
NCL Corp. Ltd. 11.75% 2016	2,650	3,081
NCL Corp. Ltd. 9.50% 2018	375	406
Burger King Corp 0%/11.00% 20197,9	4,800	3,462
Local T.V. Finance LLC, Term Loan B, 2.25% 20131,2,3	906	902
Local T.V. Finance LLC 9.25% 20151,5,7	2,267	2,324
Vidéotron Ltée 6.375% 2015	380	390
Quebecor Media Inc. 7.75% 2016	1,700	1,753
Vidéotron Ltée 5.00% 20227	1,000	995
Kabel BW Erste Beteiligu 7.50% 2019	€1,250	1,784
UPC Germany GmbH 9.625% 2019	800	1,171
Cumulus Media Inc. 7.75% 20197	$3,000	2,850
Marina District Finance Co., Inc. 9.50% 2015	1,000	917
Marina District Finance Co., Inc. 9.875% 2018	2,000	1,805
Chrysler Group LLC, Term Loan B, 6.00% 20171,2,3	993	1,010
Chrysler Group LLC 8.00% 2019	1,450	1,464
CSC Holdings, Inc. 8.50% 2014	2,200	2,458
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 20128	2,750	2,282
Education Management LLC and Education Management Finance Corp. 8.75% 2014	2,345	2,263
Fox Acquisition LLC 13.375% 20167	1,795	1,966
Sally Holdings LLC and Sally Capital Inc. 6.875% 20197	1,525	1,632
LBI Media, Inc. 8.50% 20177	4,920	1,513
FCE Bank PLC 7.125% 2013	€1,000	1,385
Tenneco Inc. 6.875% 2020	$1,200	1,296
Jarden Corp. 8.00% 2016	1,100	1,195
Radio One, Inc., Term Loan B, 7.50% 20161,2,3	1,097	1,091
Seneca Gaming Corp. 8.25% 20187	900	925
Lamar Media Corp. 7.875% 2018	750	824
KAC Acquisition Corp. 8.00% 20262,5,6,7	106	—
		393,993

FINANCIALS — 11.90%
Realogy Corp., Letter of Credit, 4.691% 20161,2,3	1,257	1,174
Realogy Corp., Term Loan B, 4.77% 20161,2,3	16,499	15,415
Realogy Corp., Second Lien Term Loan A, 13.50% 20172,3	18,315	18,930
Realogy Corp. 7.875% 20197	10,800	10,854
Realogy Corp. 7.625% 20207	750	787
Realogy Corp. 9.00% 20207	1,750	1,811
International Lease Finance Corp. 5.00% 2012	490	495
International Lease Finance Corp. 4.875% 2015	15,820	15,669
International Lease Finance Corp. 8.625% 2015	3,420	3,775
International Lease Finance Corp. 5.75% 2016	1,000	1,000
Liberty Mutual Group Inc. 6.50% 20357	2,289	2,376
Liberty Mutual Group Inc., Series B, 7.00% 20671,7	1,815	1,643
Liberty Mutual Group Inc., Series A, 7.80% 20871,7	3,820	3,744
Liberty Mutual Group Inc., Series C, 10.75% 20881,7	6,695	9,022
CIT Group Inc., Series C, 4.75% 20157	11,365	11,494
CIT Group Inc., Series C, 5.50% 20197	2,250	2,301
HBOS PLC 6.75% 20187	4,940	4,641
LBG Capital No.1 PLC, Series 2, 7.875% 20207	3,865	3,517
Lloyds TSB Bank PLC 6.375% 2021	625	672
HBOS PLC 6.00% 20337	4,712	3,582
Lloyds Banking Group PLC, junior subordinated 6.657% preference shares (undated)1,7,8	1,748	1,215
Regions Financial Corp. 7.75% 2014	7,844	8,638
Regions Financial Corp. 5.20% 2015	1,625	1,674
Regions Financial Corp. 5.75% 2015	1,233	1,304
Ford Motor Credit Co. 7.50% 2012	2,000	2,030
Ford Motor Credit Co. 8.70% 2014	850	963
Ford Motor Credit Co. 7.00% 2015	500	547
Ford Motor Credit Co. 8.00% 2016	6,900	8,016
Springleaf Finance Corp., Series I, 5.40% 2015	1,700	1,415
Springleaf Finance Corp., Term Loan B, 5.50% 20171,2,3	8,730	8,044
Springleaf Finance Corp., Series J, 6.90% 2017	2,000	1,570
Developers Diversified Realty Corp. 5.50% 2015	2,645	2,726
Developers Diversified Realty Corp. 9.625% 2016	3,870	4,689
Developers Diversified Realty Corp. 7.50% 2017	870	988
Developers Diversified Realty Corp. 7.875% 2020	1,375	1,628
Royal Bank of Scotland Group PLC 5.05% 2015	507	496
Royal Bank of Scotland Group PLC 4.70% 2018	3,048	2,658
RBS Capital Trust II 6.425% noncumulative trust (undated)1,8	7,400	5,106
Royal Bank of Scotland Group PLC, junior subordinated 6.99% (undated)1,7,8	1,450	1,189
Host Hotels & Resorts, LP, Series S, 6.875% 2014	1,000	1,025
Host Marriott, LP, Series O, 6.375% 2015	900	920
Host Hotels & Resorts, LP, Series Q, 6.75% 2016	2,200	2,277
Host Hotels & Resorts LP 9.00% 2017	4,050	4,501
Host Hotels & Resorts LP 5.875% 2019	25	26
Host Hotels & Resorts LP 6.00% 20217	250	267
MetLife Capital Trust IV, junior subordinated 7.875% 20671,7	2,005	2,216
MetLife Capital Trust X, junior subordinated 9.25% 20681,7	4,300	5,203
MetLife Inc., junior subordinated 10.75% 20691	500	688
Prologis, Inc. 7.625% 2014	1,000	1,113
Prologis, Inc. 6.625% 2018	1,570	1,789
Prologis, Inc. 7.375% 2019	1,125	1,315
Prologis, Inc. 6.875% 2020	625	719
Zions Bancorporation 7.75% 2014	875	959
Zions Bancorporation 6.00% 2015	3,420	3,570
Synovus Financial Corp. 5.125% 2017	2,426	2,238
Synovus Financial Corp. 7.875% 2019	2,105	2,179
Associated Banc-Corp 5.125% 2016	3,400	3,593
American Tower Corp. 7.00% 2017	1,500	1,749
American Tower Corp. 7.25% 2019	1,155	1,335
Catlin Insurance Ltd., junior subordinated 7.249% (undated)1,7	3,225	2,975
UnumProvident Finance Co. PLC 6.85% 20157	800	876
Unum Group 7.125% 2016	1,225	1,400
Unum Group 5.625% 2020	330	350
Genworth Financial, Inc. 7.625% 2021	1,865	1,932
Genworth Financial, Inc., junior subordinated 6.15% 20661	1,000	680
NASDAQ OMX Group, Inc. 5.25% 2018	2,350	2,531
Rouse Co. 7.20% 2012	1,495	1,521
Rouse Co. 6.75% 20137	700	723
Hospitality Properties Trust 7.875% 2014	320	351
Hospitality Properties Trust 5.125% 2015	155	162
Hospitality Properties Trust 6.30% 2016	295	321
Hospitality Properties Trust 5.625% 2017	905	966
Hospitality Properties Trust 6.70% 2018	325	362
Wells Fargo & Co., Series K, junior subordinated 7.98% (undated)1	1,560	1,706
XL Capital Ltd., Series E, junior subordinated 6.50% (undated)1	1,975	1,684
Brandywine Operating Partnership, LP 7.50% 2015	1,200	1,335
American International Group, Inc. 4.875% 2016	1,195	1,265
ACE Cash Express, Inc. 11.00% 20197	1,325	1,219
BBVA Bancomer SA 6.50% 20217	1,075	1,126
Bank of America Corp. 5.70% 2022	1,000	1,060
Goldman Sachs Group, Inc. 5.75% 2022	1,000	1,030
HSBK (Europe) BV 7.25% 20217	935	968
QBE Capital Funding III LP 7.25% 20411,7	850	802
Barclays Bank PLC 5.14% 2020	640	617
Allstate Corp., Series B, junior subordinated 6.125% 20671	405	399
		233,841

INDUSTRIALS — 11.16%
Hawker Beechcraft Acquisition Co., LLC, Term Loan E, 14.00% 20121,2,3,6	3,208	3,208
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 2.37% 20141,2,3	1,601	1,193
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.47% 20141,2,3	25,988	19,370
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 10.50% 20141,2,3	1,952	1,464
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	1,385	194
Hawker Beechcraft Acquisition Co., LLC 8.875% 20155	8,998	1,260
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	650	6
Ply Gem Industries, Inc. 13.125% 2014	5,635	5,720
Ply Gem Industries, Inc. 8.25% 2018	17,260	17,454
CEVA Group PLC 11.625% 20167	6,415	6,832
CEVA Group PLC 8.375% 20177	1,200	1,194
CEVA Group PLC 11.50% 20187	4,555	4,532
CEVA Group PLC 12.75% 20207	9,825	9,334
Associated Materials, LLC and AMH New Finance, Inc. 9.125% 2017	16,970	16,588
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 5.56% 20141,2,3	863	856
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 5.56% 20141,2,3	823	816
DAE Aviation Holdings, Inc. 11.25% 20157	10,871	11,387
US Investigations Services, Inc., Term Loan B, 2.992% 20151,2,3	1,055	1,012
US Investigations Services, Inc., Term Loan B, 7.75% 20151,2,3	4,501	4,514
US Investigations Services, Inc. 10.50% 20157	4,420	4,221
US Investigations Services, Inc. 11.75% 20167	2,831	2,697
United Air Lines, Inc., Term Loan B, 2.25% 20141,2,3	3,858	3,753
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 20172	249	253
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 20182	154	154
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 20182	42	42
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20192	508	545
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 20192	850	863
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20202	407	438
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 20202	1,851	1,878
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 20212,7	24	23
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 20222	2,121	2,248
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 20222	862	947
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 20222	1,186	1,204
Nortek Inc. 10.00% 2018	7,460	7,945
Nortek Inc. 8.50% 2021	2,660	2,647
Euramax International, Inc. 9.50% 2016	10,880	10,010
ARAMARK Corp. 4.047% 20151	175	175
ARAMARK Corp. 8.50% 2015	8,600	8,826
Esterline Technologies Corp. 6.625% 2017	2,670	2,777
Esterline Technologies Corp. 7.00% 2020	5,136	5,701
Navios Maritime Acquisition Corporation and Navios Acquisition Finance (US) Inc. 8.625% 2017	4,245	3,842
Navios Maritime Holdings Inc. 8.875% 2017	500	515
Navios Maritime Holdings Inc. and Navios Maritime Finance II (US) Inc. 8.125% 2019	4,125	3,558
RBS Global, Inc. and Rexnord LLC 11.75% 2016	425	451
RBS Global, Inc. and Rexnord LLC 8.50% 2018	6,800	7,327
Northwest Airlines, Inc., Term Loan B, 3.97% 20131,2,3	978	981
Delta Air Lines, Inc., Series 2010-B, Class 2-B, 6.75% 20172,7	850	854
Northwest Airlines, Inc., Term Loan A, 2.22% 20181,2,3	2,705	2,557
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 20242	2,311	2,447
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014	1,287	1,493
Nielsen Finance LLC and Nielsen Finance Co. 11.50% 2016	1,745	2,020
Nielsen Finance LLC and Nielsen Finance Co. 7.75% 2018	3,000	3,322
JELD-WEN Escrow Corp. 12.25% 20177	5,500	6,201
TransDigm Inc. 7.75% 2018	5,030	5,470
Ashtead Capital, Inc. 9.00% 20167	3,900	4,090
United Rentals, Inc. 7.375% 20207	1,275	1,307
United Rentals, Inc. 7.625% 20227	2,525	2,601
BE Aerospace, Inc. 5.25% 2022	1,975	2,000
H&E Equipment Services, Inc. 8.375% 2016	1,400	1,449
American Airlines, Inc., Series 2001-1, Class B, 7.377% 20192	1,323	542
AMR Corp. 10.00% 2021	1,000	435
Florida East Coast Railway Corp. 8.125% 2017	800	820
Odebrecht Finance Ltd 6.00% 20237	500	522
RailAmerica, Inc. 9.25% 2017	254	269
		219,354

TELECOMMUNICATION SERVICES — 11.05%
Nextel Communications, Inc., Series E, 6.875% 2013	3,565	3,583
Nextel Communications, Inc., Series F, 5.95% 2014	8,370	8,412
Nextel Communications, Inc., Series D, 7.375% 2015	17,630	17,101
Sprint Nextel Corp. 6.00% 2016	2,250	2,019
Sprint Nextel Corp. 8.375% 2017	9,250	8,972
Sprint Nextel Corp. 9.125% 20177	3,000	2,992
Sprint Nextel Corp. 9.00% 20187	4,900	5,390
Sprint Nextel Corp. 11.50% 20217	4,950	5,334
Clearwire Communications and Clearwire Finance, Inc., Series A, 12.00% 20157	15,515	15,360
Clearwire Communications and Clearwire Finance, Inc., Series B, 12.00% 20157	13,480	13,345
Clearwire Communications and Clearwire Finance, Inc. 14.75% 20167	1,250	1,375
Clearwire Communications and Clearwire Finance, Inc. 12.00% 20177	9,135	8,153
Wind Acquisition SA 11.75% 20177	17,018	16,848
Wind Acquisition SA 7.25% 20187	5,400	5,103
Wind Acquisition SA 7.375% 2018	€4,075	5,068
Cricket Communications, Inc. 10.00% 2015	$6,034	6,381
Cricket Communications, Inc. 7.75% 2016	12,710	13,473
Cricket Communications, Inc. 7.75% 2020	2,125	2,096
Frontier Communications Corp. 7.875% 2015	1,325	1,431
Frontier Communications Corp. 8.25% 2017	9,350	10,098
Frontier Communications Corp. 8.125% 2018	1,250	1,328
Frontier Communications Corp. 8.50% 2020	5,775	6,107
Frontier Communications Corp. 8.75% 2022	550	583
Digicel Group Ltd. 12.00% 20147	4,650	5,208
Digicel Group Ltd. 8.875% 20157	9,350	9,560
Digicel Group Ltd. 10.50% 20187	1,000	1,115
Vodafone Group PLC, Term Loan, 6.875% 20152,3,5	6,983	7,053
Vodafone Group PLC, Term Loan B, 6.25% 20162,3,5,6	6,480	6,529
LightSquared, Term Loan B, 12.00% 20142,3,5	17,291	7,872
Level 3 Financing, Inc. 8.75% 2017	1,350	1,417
Level 3 Escrow Inc. 8.125% 20197	3,625	3,752
Level 3 Communications, Inc. 11.875% 2019	900	1,030
Trilogy International Partners, LLC, 10.25% 20167	5,100	4,475
Crown Castle International Corp. 9.00% 2015	2,175	2,403
Crown Castle International Corp. 7.75% 20177	1,250	1,369
SBA Telecommunications, Inc. 8.00% 2016	1,650	1,782
Polkomtel Finance AB 11.625% 20207	1,450	1,519
Portugal Telecom International Finance BV 5.625% 2016	€1,000	1,251
Telecom Italia Capital SA 6.999% 2018	$335	358
		217,245

HEALTH CARE — 9.95%
inVentiv Health Inc. 10.00% 20187	13,795	12,553
inVentiv Health Inc. 10.00% 20187	6,075	5,498
PTS Acquisition Corp. 9.50% 20155	11,540	11,915
PTS Acquisition Corp. 9.75% 2017	€4,445	5,958
Quintiles, Term Loan B, 5.00% 20181,2,3	$16,154	16,211
VWR Funding, Inc., Series B, 10.25% 20155	15,402	16,019
Tenet Healthcare Corp. 7.375% 2013	10,335	10,645
Tenet Healthcare Corp. 9.25% 2015	3,675	4,098
HCA Inc. 6.375% 2015	5,205	5,517
HCA Inc., Term Loan B2, 3.72% 20171,2,3	1,451	1,427
HCA Inc. 6.50% 2020	2,000	2,105
HCA Inc. 7.50% 2022	3,250	3,469
Kinetic Concepts, Inc. 10.50% 20187	5,325	5,585
Kinetic Concepts, Inc. 12.50% 20197	6,300	5,985
Bausch & Lomb Inc. 9.875% 2015	10,700	11,315
DJO Finance LLC 7.75% 2018	10,800	8,910
Symbion Inc. 8.00% 2016	8,655	8,612
Grifols Inc. 8.25% 2018	7,870	8,559
Alkermes, Inc., Term Loan B, 6.75% 20171,2,3	5,511	5,628
Alkermes, Inc., Term Loan B, 9.50% 20181,2,3	2,800	2,912
Centene Corp. 5.75% 2017	6,205	6,445
Patheon Inc. 8.625% 20177	6,775	5,860
Surgical Care Affiliates, Inc. 8.875% 20151,5,7	3,703	3,758
Surgical Care Affiliates, Inc. 10.00% 20177	1,825	1,832
Multiplan Inc. 9.875% 20187	4,655	5,051
Rotech Healthcare Inc. 10.50% 2018	7,315	4,864
Merge Healthcare Inc 11.75% 2015	2,915	3,163
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	1,500	1,659
Elan Finance PLC and Elan Finance Corp. 8.75% 2016	1,120	1,239
Boston Scientific Corp. 6.00% 2020	2,250	2,586
ConvaTec Healthcare 10.50% 20187	2,385	2,463
Accellent Inc. 8.375% 2017	2,000	2,020
Coventry Health Care, Inc. 6.125% 2015	1,000	1,083
Endo Pharmaceuticals Holdings Inc. 7.00% 2019	430	461
Vanguard Health Systems Inc. 0% 2016	340	226
		195,631

INFORMATION TECHNOLOGY — 7.38%
First Data Corp. 9.875% 2015	3,830	3,849
First Data Corp. 9.875% 2015	84	85
First Data Corp. 10.55% 20155	1,919	1,958
First Data Corp. 11.25% 2016	6,780	6,170
First Data Corp., Term Loan D, 5.242% 20171,2,3	4,462	4,279
First Data Corp. 7.375% 20197	3,925	4,018
First Data Corp. 8.25% 20217	7,710	7,575
First Data Corp. 12.625% 2021	13,665	13,767
First Data Corp. 8.75% 20221,5,7	13,142	12,748
Freescale Semiconductor, Inc., Term Loan, 4.494% 20161,2,3	402	392
Freescale Semiconductor, Inc. 10.125% 2016	3,285	3,515
Freescale Semiconductor, Inc. 9.25% 20187	5,350	5,885
Freescale Semiconductor, Inc. 10.125% 20187	4,863	5,447
Freescale Semiconductor, Inc., Term Loan B, 6.00% 20191,2,3	5,600	5,595
SRA International, Inc., Term Loan B, 6.50% 20181,2,3	11,414	11,399
Sterling Merger Inc. 11.00% 20197	6,995	7,415
NXP BV and NXP Funding LLC 3.322% 20131	75	75
NXP BV and NXP Funding LLC 10.00% 20134	1,312	1,456
NXP BV and NXP Funding LLC 9.75% 20187	11,620	13,189
SunGard Data Systems Inc. 10.625% 2015	1,100	1,158
SunGard Data Systems Inc. 7.375% 2018	3,200	3,416
SunGard Data Systems Inc. 7.625% 2020	1,600	1,716
Serena Software, Inc. 10.375% 2016	5,975	6,207
Advanced Micro Devices, Inc. 8.125% 2017	5,475	6,050
Blackboard Inc., Term Loan B, 7.50% 20181,2,3	6,010	5,990
Hughes Satellite Systems Corp. 6.50% 2019	2,000	2,100
Hughes Satellite Systems Corp. 7.625% 2021	1,625	1,751
Jabil Circuit, Inc. 8.25% 2018	2,270	2,650
Jabil Circuit, Inc. 5.625% 2020	1,000	1,055
Ceridian Corp. 11.25% 2015	3,000	2,722
Lawson Software, Inc. 9.375% 20197	1,000	1,037
Sanmina-SCI Corp. 8.125% 2016	449	463
		145,132

ENERGY — 5.80%
Petroplus Finance Ltd. 6.75% 20147	17,055	6,737
Petroplus Finance Ltd. 7.00% 20177	10,368	4,095
Petroplus Finance Ltd. 9.375% 20197,8	7,190	2,840
Transocean Inc. 5.05% 2016	1,100	1,179
Transocean Inc. 6.375% 2021	7,365	8,299
Transocean Inc. 7.35% 2041	670	793
Petrobras International 5.75% 2020	2,605	2,898
Petrobras International 5.375% 2021	5,750	6,218
Peabody Energy Corp. 6.00% 20187	5,950	5,861
Peabody Energy Corp. 6.25% 20217	3,050	3,004
Laredo Petroleum, Inc. 9.50% 2019	7,775	8,689
Energy Transfer Partners, LP 7.50% 2020	7,025	7,833
Arch Coal, Inc. 7.00% 20197	4,700	4,359
Arch Coal, Inc. 7.25% 20217	3,500	3,246
Alpha Natural Resources, Inc. 6.00% 2019	3,450	3,139
Alpha Natural Resources, Inc. 6.25% 2021	3,350	3,040
CONSOL Energy Inc. 8.00% 2017	2,500	2,619
CONSOL Energy Inc. 8.25% 2020	2,195	2,305
Teekay Corp. 8.50% 2020	4,025	4,196
Concho Resources Inc. 7.00% 2021	3,700	3,987
Denbury Resources Inc. 9.75% 2016	2,400	2,646
Denbury Resources Inc. 8.25% 2020	1,096	1,230
Overseas Shipholding Group, Inc. 8.125% 2018	4,100	3,116
Dolphin Energy Ltd. 5.50% 20217	2,600	2,753
Reliance Holdings Ltd. 5.40% 20227	2,750	2,740
Gazprom OJSC 5.999% 20217	1,100	1,165
Gazprom OJSC, Series 9, 6.51% 2022	1,400	1,533
TransCanada PipeLines Ltd., junior subordinated 6.35% 20671	2,135	2,209
El Paso Pipeline Partners Operating Co., LLC 5.00% 2021	2,055	2,140
Continental Resources Inc. 7.375% 2020	275	307
Continental Resources Inc. 7.125% 2021	1,500	1,672
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 20182,7	1,915	1,934
Odebrecht Drilling Norbe VIII/IX Ltd 6.35% 20212,7	1,764	1,887
Forest Oil Corp. 8.50% 2014	500	537
Forest Oil Corp. 7.25% 2019	1,000	982
Transcontinental Gas Pipe Line Corp. 7.25% 2026	975	1,273
Transportadora de Gas Internacional 5.70% 20227	500	513
		113,974

MATERIALS — 4.96%
Reynolds Group 8.75% 20167	4,105	4,362
Reynolds Group 9.25% 20187	3,115	3,123
Reynolds Group 7.125% 20197	740	775
Reynolds Group 7.875% 20197	1,250	1,350
Reynolds Group 9.00% 20197	2,760	2,732
Reynolds Group 9.875% 20197	7,580	7,760
Reynolds Group 9.875% 20197	1,965	2,012
Georgia Gulf Corp. 9.00% 20177	13,305	14,835
ArcelorMittal 4.50% 2017	5,275	5,295
ArcelorMittal 5.50% 2021	1,065	1,047
ArcelorMittal 6.25% 2022	1,600	1,620
ArcelorMittal 6.75% 2041	2,580	2,419
FMG Resources 7.00% 20157	4,600	4,715
FMG Resources 6.00% 20177	3,965	3,935
Ardagh Packaging Finance 7.375% 20177	3,380	3,642
Ardagh Packaging Finance 7.375% 2017	€1,225	1,740
Ardagh Packaging Finance 11.125% 20181,5,7	$1,060	1,009
Ardagh Packaging Finance 9.125% 20207	1,000	1,078
Packaging Dynamics Corp. 8.75% 20167	5,570	5,876
Newpage Corp. 11.375% 2014	6,720	4,536
MacDermid 9.50% 20177	3,675	3,831
Mirabela Nickel Ltd. 8.75% 20187	4,225	3,655
Consolidated Minerals Ltd. 8.875% 20167	4,190	3,572
Ball Corp. 7.125% 2016	1,350	71,478
Ball Corp. 5.75% 2021	835	891
Ball Corp. 5.00% 2022	1,000	1,004
JMC Steel Group Inc. 8.25% 20187	2,875	3,004
CEMEX Finance LLC 9.50% 20167	2,300	2,306
Graphic Packaging International, Inc. 9.50% 2017	1,125	1,254
Graphic Packaging International, Inc. 7.875% 2018	800	890
Taminco Global Chemical Corp. 9.75% 20207	795	831
Smurfit Capital Funding PLC 7.50% 2025	665	662
Lyondell Chemical Co. 8.00% 2017	169	191
		97,430

CONSUMER STAPLES — 3.49%
Rite Aid Corp. 9.75% 2016	3,325	3,699
Rite Aid Corp. 10.375% 2016	380	407
Rite Aid Corp. 10.25% 2019	9,995	11,557
Rite Aid Corp. 8.00% 2020	1,075	1,243
SUPERVALU INC. 7.50% 2012	340	343
Albertson’s, Inc. 7.25% 2013	460	483
SUPERVALU INC. 7.50% 2014	1,000	1,020
SUPERVALU INC. 8.00% 2016	7,030	7,399
Albertson’s, Inc. 7.45% 2029	1,000	770
Albertson’s, Inc. 8.00% 2031	1,445	1,102
Smithfield Foods, Inc. 10.00% 2014	5,425	6,374
Smithfield Foods, Inc. 7.75% 2017	3,525	4,001
Tops Holding Corp. and Tops Markets, LLC. 10.125% 2015	6,190	6,639
Stater Bros. Holdings Inc. 7.75% 2015	2,950	3,027
Stater Bros. Holdings Inc. 7.375% 2018	2,475	2,695
C&S Group Enterprises LLC 8.375% 20177	3,515	3,717
Ingles Markets, Inc. 8.875% 2017	3,075	3,344
Cott Beverages Inc. 8.125% 2018	2,675	2,909
Tyson Foods, Inc. 10.50% 2014	2,075	2,417
BFF International Ltd. 7.25% 20207	2,000	2,263
Spectrum Brands Inc. 9.50% 2018	1,825	2,067
Del Monte Corp. 7.625% 2019	1,050	1,050
		68,526

UTILITIES — 3.38%
Edison Mission Energy 7.50% 2013	3,150	2,599
Edison Mission Energy 7.75% 2016	3,700	2,572
Midwest Generation, LLC, Series B, 8.56% 20162	1,253	1,196
Edison Mission Energy 7.00% 2017	5,525	3,508
Edison Mission Energy 7.20% 2019	5,725	3,578
Edison Mission Energy 7.625% 2027	1,425	851
TXU, Term Loan, 3.743% 20141,2,3	264	162
TXU, Term Loan, 4.743% 20171,2,3	14,696	8,202
Texas Competitive Electric Holdings Co. LLC, 11.50% 20207	7,255	4,770
AES Corp. 7.75% 2015	500	560
AES Corp. 8.00% 2017	5,500	6,222
AES Corp. 8.00% 2020	3,000	3,458
AES Corp. 7.375% 20217	850	944
Intergen Power 9.00% 20177	8,775	9,280
NRG Energy, Inc. 7.375% 2017	5,975	6,229
CMS Energy Corp. 8.75% 2019	2,150	2,632
CMS Energy Corp. 5.05% 2022	1,900	1,921
Entergy Corp. 4.70% 2017	4,000	4,170
NV Energy, Inc 6.25% 2020	3,200	3,488
		66,342

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 1.12%
Latvia (Republic of) 5.25% 20177	$3,915	$4,042
Latvia (Republic of) 5.25% 2021	1,225	1,248
Bahrain Government 5.50% 2020	4,950	4,925
Bahrain Government 5.50% 20207	284	283
Hungary (Republic of) 4.75% 2015	750	709
Hungarian Government 6.25% 2020	1,600	1,468
Hungarian Government 6.375% 2021	150	138
Hungarian Government 7.625% 2041	500	455
Brazil (Federal Republic of) 6.00% 204510	BRL4,173	2,621
Lithuania (Republic of) 6.625% 20227	$2,350	2,611
Romanian Government 6.75% 20227	2,280	2,394
Polish Government 5.00% 2022	1,000	1,059
		21,953

BONDS & NOTES OF U.S. GOVERNMENT — 0.18%
U.S. Treasury 0.125% 2013	1,500	1,496
U.S. Treasury 1.375% 2013	2,000	2,020
		3,516

MORTGAGE-BACKED OBLIGATIONS2 — 0.13%
American Tower Trust I, Series 2007-1A, Class F, 6.639% 20377	2,500	2,560

MUNICIPALS — 0.05%
State of New Jersey, Economic Development Authority, Energy Facility Revenue Bonds (ACR Energy Partners, LLC Project),
Series 2011-B, 12.00% 20307	875	944

Total bonds, notes & other debt instruments (cost: $1,751,479,000)		1,780,441

	Shares or
Convertible securities — 0.19%	principal amount

INFORMATION TECHNOLOGY — 0.11%
Linear Technology Corp., Series A, 3.00% convertible notes 2027	$2,000,000	2,138

CONSUMER DISCRETIONARY — 0.05%
Cooper-Standard Holdings Inc. 7.00% convertible preferred6,7	4,984	975

TELECOMMUNICATION SERVICES — 0.03%
Clearwire Corp. 8.25% convertible notes 20407	$891,000	698

Total convertible securities (cost: $3,184,000)		3,811

Preferred securities — 0.49%	Shares

FINANCIALS — 0.49%
Ally Financial Inc., Series G, 7.00%7	4,300	3,583
Ally Financial Inc., Series 2, 8.125% preferred	40,000	926
Swire Pacific Ltd. 8.84% cumulative guaranteed perpetual capital securities7	85,000	2,324
Zions Bancorporation, Series C, 9.50% noncumulative depositary shares	58,400	1,522
Citigroup Inc. 6.95% preferred	48,000	1,200

Total preferred securities (cost: $8,749,000)		9,555

		Value
Common stocks — 0.37%	Shares	(000)

CONSUMER DISCRETIONARY — 0.18%
Cooper-Standard Holdings Inc.7,11	47,595	$2,082
Cooper-Standard Holdings Inc.7,11	14,544	636
American Media, Inc.4,6,11	87,470	882
Adelphia Recovery Trust, Series Arahova6,11	388,601	9
Adelphia Recovery Trust, Series ACC-6B6,11	1,000,000	5
Adelphia Recovery Trust, Series ACC-111	449,306	—
Five Star Travel Corp.4,6,11	7,285	2
		3,616

FINANCIALS — 0.13%
Citigroup Inc.	51,192	1,871
Bank of America Corp.	60,000	574
		2,445

MATERIALS — 0.05%
Georgia Gulf Corp.11	26,855	937

INDUSTRIALS — 0.01%
Nortek, Inc.11	3,850	169
Atrium Corp.4,6,11	361	2
Quad/Graphics, Inc., Class A	132	2
ACF Industries Holding Corp.6,11	651	—
		173

INFORMATION TECHNOLOGY — 0.00%
Remark Media, Inc.4,6,11	2,236	10

Total common stocks (cost: $5,464,000)		7,181

Rights & warrants — 0.05%

CONSUMER DISCRETIONARY — 0.05%
Revel Holdings, Inc., warrants, expire 20214,6,11	5,250	630
Cooper-Standard Holdings Inc., warrants, expire 20176,7,11	8,469	180
Cooper-Standard Holdings Inc., warrants, expire 20176,7,11	2,953	63

Total rights & warrants (cost: $137,000)		873

	Principal amount
Short-term securities — 5.91%	(000)

Freddie Mac 0.06%–0.09% due 4/23–6/18/2012	$29,700	29,697
Bank of New York Co., Inc. 0.10% due 4/25/20127	17,500	17,499
Jupiter Securitization Co., LLC 0.20%–0.25% due 5/3–6/27/20127	17,100	17,089
PepsiCo Inc. 0.07% due 4/30/20127	12,200	12,199
Straight–A Funding LLC 0.13%–0.19% due 4/5–4/18/20127	11,807	11,807
Pfizer Inc 0.09% due 4/10/20127	11,500	11,500
Abbott Laboratories 0.10% due 5/1/20127	6,200	6,199
Coca-Cola Co. 0.13% due 6/11/20127	3,600	3,599
Walt Disney Co. 0.10% due 4/17/20127	2,600	2,600
NetJets Inc. 0.09% due 4/4/20127	1,600	1,600
Becton, Dickinson and Co. 0.10% due 4/27/2012	1,500	1,500
Fannie Mae 0.08% due 8/1/2012	900	900

Total short-term securities (cost: $116,193,000)		116,189

Total investment securities (cost: $1,885,206,000)		$1,918,050
Other assets less liabilities		47,037

Net assets		$1,965,087
1Coupon rate may change periodically.
2Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

3Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $235,464,000, which represented 11.98% of the net assets of the fund.

4Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

				Percent
	Acquisition	Cost	Value	of net
	date(s)	(000)	(000)	assets
Revel Entertainment 12.00% 2018	2/15/2011–3/15/2012	$11,443	$11,531	.59%
Revel Holdings, Inc., warrants, expire 2021	2/15/2011	—	630	.03
NXP BV and NXP Funding LLC 10.00% 2013	7/17/2009	1,197	1,456	.07
Gray Television, Inc., Series D, 17.00% 2015	6/26/2008	1,345	1,409	.07
American Media, Inc.	11/17/2010	1,465	882	.05
Remark Media, Inc.	12/17/2007	69	10	.00
Five Star Travel Corp.	12/17/2007	2	2	.00
Atrium Corp.	4/30/2010	33	2	.00
Total restricted securities		$15,554	$15,922	.81%

5Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
6Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $25,435,000, which represented 1.29% of the net assets of the fund.

7Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $662,227,000, which represented 33.70% of the net assets of the fund.

8Scheduled interest and/or principal payment was not received.
9Step bond; coupon rate will increase at a later date.
10Index-linked bond whose principal amount moves with a government price index.
11Security did not produce income during the last 12 months.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs")

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee") to administer, implement and oversee the fair value process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2012 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,751,468	$—	$1,751,468
Bonds & notes of governments outside the U.S.	—	21,953	—	21,953
Bonds & notes of U.S. government	—	3,516	—	3,516
Mortgage-backed obligations	—	2,560	—	2,560
Municipals	—	944	—	944
Convertible securities	—	3,811	—	3,811
Preferred securities	2,722	6,833	—	9,555
Common stocks	6,271	—	910	7,181
Rights & warrants	—	243	630	873
Short-term securities	—	116,189	—	116,189
Total	$8,993	$1,907,517	$1,540	$1,918,050

Forward currency contracts*:	Level 1	Level 2	Level 3	Total
Unrealized appreciation on open forward currency contracts	$—	$3	$—	$3
Unrealized depreciation on open forward currency contracts	—	(169)	—	(169)
Total	$—	$(166)	$—	$(166)

*Forward currency contracts are not included in the investment portfolio.

Forward currency contracts

The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

As of March 31, 2012, the fund had open forward currency contracts to sell currencies, as shown in the following table. The open forward currency contracts shown are generally indicative of the level of activity over the prior 12-month period.

				(amounts in thousands)
					Unrealized
					appreciation
			Contract amount		(depreciation) at
	Settlement date	Counterparty	Receive	Deliver	3/31/2012

Sales:
Euros	4/5/2012	HSBC Bank	$670	€500	$3
Euros	4/16/2012	JPMorgan Chase	$4,558	€3,500	(111)
Euros	4/23/2012	Bank of New York Mellon	$5,281	€4,000	(54)
Euros	4/30/2012	Citibank	$1,330	€1,000	(4)
Euros	5/10/2012	UBS AG	$1,867	€1,400	— *
					$(166)
*Amount less than one thousand.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$98,528
Gross unrealized depreciation on investment securities	(69,495)
Net unrealized appreciation on investment securities	29,033
Cost of investment securities for federal income tax purposes	1,889,017

Key to abbreviation and symbol

BRL = Brazilian reais	€ = Euros

Mortgage FundSM
Investment portfolio

March 31, 2012
unaudited

Bonds, notes & other debt instruments — 85.03%	Principal amount (000)	Value (000)

MORTGAGE-BACKED OBLIGATIONS — 72.75%
FEDERAL AGENCY MORTGAGE-BACKED OBLIGATIONS1 — 69.82%
Government National Mortgage Assn. 6.00% 2034	$1,270	$1,436
Government National Mortgage Assn. 5.00% 2035	1,447	1,602
Government National Mortgage Assn. 5.50% 2035	2,427	2,714
Government National Mortgage Assn. 6.00% 2035	1,110	1,256
Government National Mortgage Assn. 5.50% 2039	6,842	7,615
Government National Mortgage Assn. 5.00% 2041	2,696	2,977
Government National Mortgage Assn. 6.50% 2041	2,983	3,412
Government National Mortgage Assn. 3.50% 20422	1,950	2,033
Government National Mortgage Assn. 3.50% 20422	1,125	1,173
Government National Mortgage Assn. 4.00% 20422	3,400	3,650
Freddie Mac 3.00% 2026	294	304
Freddie Mac 5.00% 2038	1,414	1,526
Freddie Mac 5.50% 2038	184	201
Freddie Mac 3.802% 20393	825	870
Freddie Mac 5.50% 2039	4,855	5,286
Freddie Mac 5.50% 2039	1,366	1,487
Freddie Mac 4.50% 2040	1,218	1,293
Freddie Mac 4.50% 2040	897	951
Freddie Mac 4.50% 2040	214	227
Freddie Mac 4.50% 2041	1,671	1,773
Freddie Mac 4.50% 2041	601	638
Freddie Mac 4.50% 2041	468	497
Freddie Mac 4.50% 2041	347	375
Freddie Mac 4.00% 2042	1,249	1,314
Freddie Mac 5.50% 20422	600	652
Freddie Mac 6.00% 20422	2,325	2,563
Freddie Mac, Series K501, Class A1, 1.337% 20164	100	100
Freddie Mac, Series K705, Class A2, 2.303% 2018	46	46
Freddie Mac, Series K706, Class A2, 2.323% 2018	200	202
Freddie Mac, Series K704, Class A2, 2.412% 2018	75	77
Freddie Mac, Series K015, Class A1, 2.257% 2020	49	51
Freddie Mac, Series K017, Class A2, 2.873% 2021	200	202
Fannie Mae 3.00% 20272	3,525	3,652
Fannie Mae 3.00% 20272	2,325	2,402
Fannie Mae 3.50% 20272	1,300	1,362
Fannie Mae 5.00% 2036	536	580
Fannie Mae 5.00% 2038	92	99
Fannie Mae 5.00% 2039	447	483
Fannie Mae 3.566% 20403	748	788
Fannie Mae 3.75% 20413	744	783
Fannie Mae 4.50% 20422	2,625	2,793
Fannie Mae 5.00% 20422	775	837
Fannie Mae 5.50% 20422	600	654
Fannie Mae 6.00% 20422	150	165
Fannie Mae, Series 2012-M2, Class A2, 2.717% 2022	200	198
Fannie Mae, Series 2012-M3, Class 1-A2, 3.044% 2022	100	102
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033	245	260
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035	2,239	2,429
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.791% 20483,5	1,100	1,101
		67,191

OTHER MORTGAGE-BACKED OBLIGATIONS1 — 2.93%
Bank of Nova Scotia 1.25% 20145	200	202
Bank of Nova Scotia 1.75% 20175	200	200
Bank of Nova Scotia 1.95% 20175	200	203
Bank of Montreal 1.30% 20145	250	252
Bank of Montreal 1.95% 20175	250	253
UBS AG 1.875% 20155	200	202
UBS AG 2.25% 20175	200	200
National Bank of Canada 2.20% 20165	250	257
Australia & New Zealand Banking Group Ltd. 2.40% 20165	250	252
Commonwealth Bank of Australia 2.25% 20175	250	250
Caisse Centrale Desjardins 1.60% 20175	250	248
Sparebank 1 Boligkreditt AS 2.30% 20175	200	200
Nationwide Building Society, Series 2007-2, 5.50% 20125	100	101
		2,820

Total mortgage-backed obligations		70,011

FEDERAL AGENCY BONDS & NOTES — 8.77%
Federal Home Loan Bank 1.125% 2012	1,400	1,402
Federal Home Loan Bank 1.875% 2013	5,950	6,066
Federal Home Loan Bank 4.125% 2020	850	976
		8,444

U.S. TREASURY BONDS & NOTES — 3.51%
U.S. Treasury 0.50% 2013	1,300	1,304
U.S. Treasury 0.50% 2014	850	852
U.S. Treasury 8.00% 2021	300	456
U.S. Treasury 3.125% 2042	800	765
		3,377

Total bonds, notes & other debt instruments (cost: $80,882,000)		81,832

Short-term securities — 38.15%

Variable Funding Capital Company LLC 0.12%–0.13% due 4/2–4/30/20125	3,300	3,299
Procter & Gamble Co. 0.10%–0.12% due 5/1–5/23/20125	2,800	2,800
NetJets Inc. 0.09% due 4/4/20125	2,600	2,600
National Rural Utilities Cooperative Finance Corp. 0.11% due 4/25/2012	2,500	2,500
Emerson Electric Co. 0.12% due 4/26/20125	2,500	2,500
Pfizer Inc 0.11% due 4/13/20125	2,200	2,200
PepsiCo Inc. 0.07% due 4/30/20125	2,200	2,200
Walt Disney Co. 0.08%–0.09% due 4/20–5/3/20125	2,100	2,100
Harvard University 0.11%–0.13% due 4/20–5/4/2012	2,000	2,000
Abbott Laboratories 0.10%–0.12% due 4/24–5/22/20125	2,000	2,000
Paccar Financial Corp. 0.14% due 5/14/2012	1,800	1,799
Becton, Dickinson and Co. 0.10% due 4/27/2012	1,700	1,699
Regents of the University of California 0.20% due 6/5/2012	1,700	1,699
Federal Farm Credit Banks 0.14%–0.15% due 5/15-10/18/2012	1,425	1,424
John Deere Credit Ltd. 0.11% due 4/19/20125	1,100	1,100
Texas Instruments Inc. 0.20% due 4/17/20125	1,100	1,100
Québec (Province of) 0.09% due 4/30/20125	1,000	1,000
Medtronic Inc. 0.09% due 4/26/20125	1,000	1,000
Coca-Cola Co. 0.20% due 7/19/20125	1,000	999
Chariot Funding, LLC 0.15% due 4/9/20125	700	700

Total short-term securities (cost: $36,721,000)		36,719

Total investment securities (cost: $117,603,000)		118,551
Other assets less liabilities		(22,307)

Net assets		$96,244

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2A portion or all of the security purchased on a TBA basis.
3Coupon rate may change periodically.
4Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $100,000, which represented .10% of the net assets of the fund.

5Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $29,519,000, which represented 30.67% of the net assets of the fund.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs")

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee") to administer, implement and oversee the fair value process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At March 31, 2012, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$984
Gross unrealized depreciation on investment securities	(36)
Net unrealized appreciation on investment securities	948
Cost of investment securities for federal income tax purposes	117,603

U.S. Government/AAA-Rated Securities FundSM
Investment portfolio

March 31, 2012
unaudited

Bonds, notes & other debt instruments — 88.82%	Principal amount (000)	Value (000)

MORTGAGE-BACKED OBLIGATIONS — 55.95%
FEDERAL AGENCY MORTGAGE-BACKED OBLIGATIONS1 — 55.95%
Fannie Mae 3.198% 20172	$2,070	$2,216
Fannie Mae 6.00% 2021	1,479	1,631
Fannie Mae 3.50% 2025	12,410	13,035
Fannie Mae 3.50% 2026	466	489
Fannie Mae 3.00% 20273	166,825	172,377
Fannie Mae 3.00% 20273	112,468	116,510
Fannie Mae 6.50% 2028	2,285	2,574
Fannie Mae 5.00% 2036	27,079	29,290
Fannie Mae 5.544% 20362	1,015	1,082
Fannie Mae 6.00% 2036	1,935	2,138
Fannie Mae 5.306% 20372	999	1,065
Fannie Mae 5.45% 20372	347	370
Fannie Mae 6.00% 2037	7,903	8,710
Fannie Mae 6.00% 2037	7,289	8,053
Fannie Mae 6.00% 2037	4,801	5,295
Fannie Mae 6.00% 2037	3,728	4,111
Fannie Mae 6.00% 2037	1,879	2,073
Fannie Mae 6.00% 2037	1,175	1,295
Fannie Mae 6.00% 2037	346	383
Fannie Mae 6.00% 2037	268	295
Fannie Mae 6.00% 2037	248	274
Fannie Mae 6.00% 2037	99	110
Fannie Mae 6.50% 2037	581	641
Fannie Mae 6.50% 2037	259	286
Fannie Mae 7.00% 2037	723	810
Fannie Mae 7.00% 2037	205	230
Fannie Mae 5.50% 2038	2,069	2,257
Fannie Mae 5.506% 20382	1,759	1,873
Fannie Mae 6.00% 2038	96,950	106,930
Fannie Mae 6.00% 2038	44,270	49,002
Fannie Mae 6.00% 2038	25,172	27,763
Fannie Mae 6.00% 2038	12,856	14,179
Fannie Mae 6.00% 2038	11,005	12,191
Fannie Mae 6.00% 2038	3,771	4,150
Fannie Mae 6.00% 2038	2,784	3,070
Fannie Mae 6.00% 2038	1,821	2,009
Fannie Mae 6.00% 2038	824	901
Fannie Mae 6.00% 2038	441	487
Fannie Mae 6.00% 2038	22	24
Fannie Mae 6.50% 2038	4,445	4,963
Fannie Mae 3.576% 20392	3,764	3,918
Fannie Mae 6.00% 2039	20,166	22,242
Fannie Mae 6.00% 2039	4,913	5,407
Fannie Mae 6.00% 2039	2,747	3,030
Fannie Mae 6.00% 2039	303	335
Fannie Mae 2.611% 20402	24,677	25,554
Fannie Mae 3.50% 2040	4,691	4,832
Fannie Mae 4.00% 2040	14,885	15,744
Fannie Mae 4.50% 2040	4,099	4,367
Fannie Mae 4.50% 2040	3,158	3,365
Fannie Mae 4.50% 2040	2,690	2,909
Fannie Mae 4.50% 2040	2,539	2,746
Fannie Mae 4.50% 2040	1,999	2,162
Fannie Mae 4.50% 2040	773	837
Fannie Mae 4.50% 2040	703	761
Fannie Mae 4.50% 2040	243	262
Fannie Mae 4.50% 2040	151	164
Fannie Mae 5.00% 2040	918	1,009
Fannie Mae 6.00% 2040	4,511	4,976
Fannie Mae 6.00% 2040	3,984	4,384
Fannie Mae 3.50% 2041	21,524	22,170
Fannie Mae 3.75% 20412	8,295	8,738
Fannie Mae 4.00% 2041	24,508	25,732
Fannie Mae 4.00% 2041	21,033	22,083
Fannie Mae 4.00% 2041	14,657	15,389
Fannie Mae 4.00% 2041	7,226	7,651
Fannie Mae 4.00% 2041	4,874	5,115
Fannie Mae 4.00% 2041	3,175	3,332
Fannie Mae 4.50% 2041	18,666	20,190
Fannie Mae 4.50% 2041	13,880	15,014
Fannie Mae 4.50% 2041	10,502	11,190
Fannie Mae 4.50% 2041	9,372	10,003
Fannie Mae 4.50% 2041	5,448	5,916
Fannie Mae 4.50% 2041	5,161	5,630
Fannie Mae 4.50% 2041	4,189	4,464
Fannie Mae 4.50% 2041	3,956	4,279
Fannie Mae 4.50% 2041	2,959	3,201
Fannie Mae 4.50% 2041	2,851	3,084
Fannie Mae 4.50% 2041	2,126	2,300
Fannie Mae 4.50% 2041	557	603
Fannie Mae 4.50% 2041	392	424
Fannie Mae 5.00% 2041	5,980	6,582
Fannie Mae 5.00% 2041	3,880	4,271
Fannie Mae 5.00% 2041	2,425	2,682
Fannie Mae 5.00% 2041	1,943	2,139
Fannie Mae 5.00% 2041	1,859	2,046
Fannie Mae 5.00% 2041	1,682	1,860
Fannie Mae 5.00% 2041	1,485	1,634
Fannie Mae 5.00% 2041	1,440	1,585
Fannie Mae 5.00% 2041	1,172	1,290
Fannie Mae 5.00% 2041	1,068	1,181
Fannie Mae 5.00% 2041	990	1,090
Fannie Mae 5.00% 2041	953	1,049
Fannie Mae 5.00% 2041	928	1,022
Fannie Mae 5.00% 2041	697	771
Fannie Mae 5.00% 2041	684	756
Fannie Mae 5.00% 2041	550	608
Fannie Mae 3.50% 20423	23,075	23,637
Fannie Mae 4.00% 20423	60,410	63,355
Fannie Mae 4.50% 20423	189,515	201,626
Fannie Mae 4.50% 2042	5,984	6,387
Fannie Mae 4.50% 2042	1,768	1,887
Fannie Mae 5.00% 20423	55,315	59,766
Fannie Mae 5.50% 20423	65,220	71,069
Fannie Mae 6.00% 20423	65,926	72,642
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	6,750	6,880
Fannie Mae, Series 2012-M2, Class A2, 2.717% 2022	2,350	2,327
Fannie Mae, Series 2012-M3, Class 1-A2, 3.044% 2022	2,000	2,033
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	260	266
Fannie Mae, Series 2001-4, Class GA, 9.758% 20252	10	11
Fannie Mae, Series 2001-4, Class NA, 11.466% 20252	70	79
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	947	858
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	1,601	1,763
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	1,102	1,226
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	172	199
Freddie Mac 5.00% 2023	221	238
Freddie Mac 5.50% 2024	8,647	9,362
Freddie Mac 4.00% 2025	2,358	2,492
Freddie Mac 3.50% 2026	18,773	19,652
Freddie Mac 6.00% 2026	1,655	1,833
Freddie Mac 6.00% 2027	3,649	4,041
Freddie Mac 2.476% 20352	558	595
Freddie Mac 5.855% 20362	4,627	4,964
Freddie Mac 5.50% 2037	5,371	5,848
Freddie Mac 5.50% 2037	1,832	1,994
Freddie Mac 5.936% 20372	244	254
Freddie Mac 4.812% 20382	2,387	2,565
Freddie Mac 5.417% 20382	843	899
Freddie Mac 5.50% 2038	56,926	61,960
Freddie Mac 5.50% 2038	9,730	10,591
Freddie Mac 5.50% 2038	2,684	2,927
Freddie Mac 5.50% 2038	1,076	1,171
Freddie Mac 6.00% 2038	5,197	5,763
Freddie Mac 5.50% 2039	12,668	13,792
Freddie Mac 3.163% 20402	2,731	2,849
Freddie Mac 4.00% 2040	7,336	7,683
Freddie Mac 5.00% 2040	9,549	10,293
Freddie Mac 3.251% 20412	14,471	15,145
Freddie Mac 3.404% 20412	4,042	4,244
Freddie Mac 4.00% 2041	35,911	37,612
Freddie Mac 4.00% 2041	6,693	7,010
Freddie Mac 4.50% 2041	2,504	2,707
Freddie Mac 5.00% 2041	5,607	6,186
Freddie Mac 5.00% 2041	2,502	2,746
Freddie Mac 5.50% 20423	21,250	23,099
Freddie Mac 6.00% 20423	45,305	49,942
Freddie Mac, Series K003, Class A2, 3.607% 2014	3,500	3,639
Freddie Mac, Series K501, Class A1, 1.337% 20164	2,350	2,355
Freddie Mac, Series 2356, Class GD, 6.00% 2016	509	546
Freddie Mac, Series K701, Class A2, 3.882% 20172	1,650	1,811
Freddie Mac, Series K705, Class A2, 2.303% 2018	1,730	1,750
Freddie Mac, Series K706, Class A2, 2.323% 2018	2,000	2,024
Freddie Mac, Series K704, Class A2, 2.412% 2018	1,800	1,839
Freddie Mac, Series K702, Class A2, 3.154% 2018	2,019	2,145
Freddie Mac, Series K015, Class A1, 2.257% 2020	1,869	1,923
Freddie Mac, Series K009, Class A1, 2.757% 2020	1,382	1,456
Freddie Mac, Series K014, Class A1, 2.788% 2020	2,255	2,371
Freddie Mac, Series K013, Class A1, 2.902% 2020	2,227	2,363
Freddie Mac, Series K010, Class A1, 3.32% 20202	1,726	1,853
Freddie Mac, Series K011, Class A2, 4.084% 2020	2,200	2,424
Freddie Mac, Series K017, Class A2, 2.873% 2021	2,325	2,345
Freddie Mac, Series 1567, Class A, 0.65% 20232	181	182
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	1,012	933
Freddie Mac, Series 3233, Class PA, 6.00% 2036	988	1,104
Government National Mortgage Assn. 4.00% 2024	667	719
Government National Mortgage Assn. 3.50% 2025	4,067	4,364
Government National Mortgage Assn. 3.50% 2025	2,031	2,177
Government National Mortgage Assn. 3.50% 2025	1,700	1,822
Government National Mortgage Assn. 3.00% 2026	17,391	18,575
Government National Mortgage Assn. 3.00% 2026	6,889	7,305
Government National Mortgage Assn. 3.00% 2027	12,072	12,802
Government National Mortgage Assn. 5.00% 2034	1,076	1,194
Government National Mortgage Assn. 5.00% 2034	1,068	1,185
Government National Mortgage Assn. 5.50% 2034	6,939	7,769
Government National Mortgage Assn. 5.50% 2034	1,351	1,513
Government National Mortgage Assn. 5.50% 2036	8,444	9,417
Government National Mortgage Assn. 5.50% 2037	1,394	1,552
Government National Mortgage Assn. 5.00% 2038	16,225	17,921
Government National Mortgage Assn. 5.50% 2038	2,344	2,604
Government National Mortgage Assn. 5.50% 2038	2,178	2,432
Government National Mortgage Assn. 5.50% 2038	1,784	1,982
Government National Mortgage Assn. 5.50% 2038	1,636	1,821
Government National Mortgage Assn. 5.50% 2038	1,632	1,817
Government National Mortgage Assn. 5.50% 2038	1,597	1,783
Government National Mortgage Assn. 5.50% 2038	1,145	1,279
Government National Mortgage Assn. 5.50% 2038	911	1,020
Government National Mortgage Assn. 6.00% 2038	1,918	2,164
Government National Mortgage Assn. 6.50% 2038	5,353	6,054
Government National Mortgage Assn. 6.50% 2038	767	867
Government National Mortgage Assn. 3.50% 20392	1,508	1,588
Government National Mortgage Assn. 4.50% 2039	6,368	6,934
Government National Mortgage Assn. 4.50% 2039	5,688	6,215
Government National Mortgage Assn. 5.00% 2039	4,850	5,364
Government National Mortgage Assn. 5.00% 2039	1,370	1,511
Government National Mortgage Assn. 5.50% 2039	14,619	16,271
Government National Mortgage Assn. 5.50% 2039	6,486	7,264
Government National Mortgage Assn. 5.50% 2039	1,489	1,657
Government National Mortgage Assn. 5.50% 2039	1,291	1,446
Government National Mortgage Assn. 5.50% 2039	800	900
Government National Mortgage Assn. 4.50% 2040	7,596	8,280
Government National Mortgage Assn. 4.50% 2040	800	874
Government National Mortgage Assn. 4.50% 2040	513	559
Government National Mortgage Assn. 5.00% 2040	4,424	4,881
Government National Mortgage Assn. 5.00% 2040	2,298	2,535
Government National Mortgage Assn. 5.00% 2040	1,942	2,143
Government National Mortgage Assn. 5.00% 2040	1,477	1,629
Government National Mortgage Assn. 5.00% 2040	897	989
Government National Mortgage Assn. 5.00% 2040	29	32
Government National Mortgage Assn. 4.00% 2041	3,894	4,190
Government National Mortgage Assn. 4.00% 2041	1,883	2,026
Government National Mortgage Assn. 5.00% 2041	3,031	3,344
Government National Mortgage Assn. 3.50% 20423	25,040	26,104
Government National Mortgage Assn. 3.50% 20423	4,568	4,762
Government National Mortgage Assn. 4.00% 20423	32,575	34,967
Government National Mortgage Assn. 4.50% 20423	6,560	7,139
Government National Mortgage Assn. 5.50% 20423	5,000	5,589
Government National Mortgage Assn. 6.172% 2058	213	232
Government National Mortgage Assn. 6.22% 2058	2,996	3,263
Government National Mortgage Assn., Series 2003, 6.116% 2058	1,673	1,870
Vendee Mortgage Trust, Series 2011-2, Class DA, 3.75% 2033	29,170	30,892
Vendee Mortgage Trust, Series 2010-1, Class DA, 4.25% 2035	25,284	27,421
FDIC Structured Sale Guaranteed Notes, Series 2010-L2A, Class A, 3.00% 20195	5,418	5,463
FDIC Structured Sale Guaranteed Notes, Series 2010-S1, Class 1-A, 0.791% 20482,5	550	550
National Credit Union Administration, Series 2011-M1, Class A1, 0.262% 20132	1,352	1,352
National Credit Union Administration, Series 2011-M1, Class A2, 1.40% 2015	760	774
National Credit Union Administration, Series 2010-R2, Class 1A, 0.613% 20172	556	557
National Credit Union Administration, Series 2011-R3, Class 1A, 0.642% 20202	1,130	1,133
National Credit Union Administration, Series 2011-R1, Class 1A, 0.693% 20202	591	593
		2,156,182

U.S. TREASURY BONDS & NOTES — 19.79%
U.S. Treasury 1.00% 2012	46,000	46,035
U.S. Treasury 1.375% 2012	35,090	35,351
U.S. Treasury 2.00% 20126	9,298	9,327
U.S. Treasury 3.00% 20126	18,189	18,617
U.S. Treasury 1.125% 2013	27,483	27,771
U.S. Treasury 1.375% 2013	37,550	37,930
U.S. Treasury 1.25% 2014	3,720	3,783
U.S. Treasury 2.375% 2014	18,500	19,384
U.S. Treasury 2.00% 20146	4,304	4,695
U.S. Treasury 2.00% 20146	1,754	1,877
U.S. Treasury 1.875% 2015	18,530	19,291
U.S. Treasury 2.125% 2015	28,750	30,254
U.S. Treasury 11.25% 2015	21,560	28,150
U.S. Treasury 0.125% 20166	4,405	4,659
U.S. Treasury 1.50% 2016	11,575	11,875
U.S. Treasury 2.125% 2016	22,725	23,921
U.S. Treasury 4.50% 2016	10,100	11,545
U.S. Treasury 5.125% 2016	1,500	1,762
U.S. Treasury 7.50% 2016	3,500	4,536
U.S. Treasury 2.50% 2017	35,500	37,979
U.S. Treasury 3.00% 2017	13,500	14,774
U.S. Treasury 3.25% 2017	24,890	27,557
U.S. Treasury 4.625% 2017	16,000	18,737
U.S. Treasury 3.50% 2018	34,460	38,730
U.S. Treasury 2.125% 20196	12,013	14,407
U.S. Treasury 3.125% 2019	25,910	28,527
U.S. Treasury 0.625% 20216	4,515	4,894
U.S. Treasury 2.125% 2021	16,675	16,661
U.S. Treasury 0.125% 20226	24,462	25,089
U.S. Treasury 6.00% 2026	13,500	18,624
U.S. Treasury 6.50% 2026	6,440	9,325
U.S. Treasury 3.875% 2040	46,750	51,600
U.S. Treasury 4.625% 2040	42,360	52,802
U.S. Treasury 2.125% 20416	155	206
U.S. Treasury 3.125% 2041	5,025	4,810
U.S. Treasury 3.75% 2041	18,250	19,686
U.S. Treasury 0.75% 20426	14,403	13,811
U.S. Treasury 3.125% 2042	24,600	23,529
		762,511

FEDERAL AGENCY BONDS & NOTES — 12.88%
Federal Home Loan Bank 0.25% 2012	6,940	6,942
Federal Home Loan Bank 0.875% 2012	36,285	36,393
Federal Home Loan Bank 1.75% 2012	30,350	30,545
Federal Home Loan Bank 2.25% 2012	4,500	4,503
Federal Home Loan Bank 1.00% 2013	14,140	14,251
Federal Home Loan Bank 1.875% 2013	27,355	27,888
Federal Home Loan Bank 3.625% 2013	68,220	71,684
Federal Home Loan Bank 2.375% 2014	4,250	4,416
Federal Home Loan Bank 5.50% 2014	46,910	52,534
Federal Home Loan Bank 4.125% 2020	8,200	9,416
Freddie Mac 0.375% 2014	26,550	26,496
Freddie Mac 1.75% 2015	23,425	24,214
Freddie Mac 2.375% 2022	8,025	7,904
Fannie Mae 0.75% 2013	37,750	37,950
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.125% 2012	20,800	21,084
United States Government Agency-Guaranteed (FDIC insured), JPMorgan Chase & Co. 2.20% 2012	6,000	6,024
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 1.625% 2014	18,500	19,071
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	5,227
Tennessee Valley Authority, Series A, 3.875% 2021	2,075	2,324
Tennessee Valley Authority, 4.65% 2035	2,330	2,551
Tennessee Valley Authority 5.88% 2036	2,750	3,552
Tennessee Valley Authority 5.25% 2039	8,900	10,707
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.10% 2012	2,500	2,504
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp. 2.375% 2012	6,750	6,784
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	2,750	2,767
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	3,400	3,405
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.125% 2012	3,000	3,016
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.25% 2012	3,250	3,294
United States Government Agency-Guaranteed (FDIC insured), Goldman Sachs Group, Inc. 3.25% 2012	7,750	7,797
United States Government Agency-Guaranteed (FDIC insured), Ally Financial Inc. 1.75% 2012	2,500	2,522
United States Government Agency-Guaranteed (FDIC insured), Ally Financial Inc. 2.20% 2012	5,000	5,071
United States Government Agency-Guaranteed (FDIC insured), John Deere Capital Corp. 2.875% 2012	6,000	6,033
United States Government Agency-Guaranteed (FDIC insured), KeyBank NA 3.20% 2012	5,750	5,785
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	5,500	5,527
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	5,000	5,019
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 20161	1,282	1,391
Small Business Administration, Series 2001-20K, 5.34% 20211	389	426
Small Business Administration, Series 2001-20J, 5.76% 20211	289	318
Small Business Administration, Series 2001-20F, 6.44% 20211	721	800
Small Business Administration, Series 2003-20B, 4.84% 20231	1,436	1,566
United States Government Agency-Guaranteed (FDIC insured), Morgan Stanley 1.95% 2012	3,300	3,313
United States Government Agency-Guaranteed (FDIC insured), State Street Corp. 2.15% 2012	3,300	3,305
		496,319

BONDS & NOTES OF GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.20%
United Kingdom Government Agency-Guaranteed, Network Rail Infrastructure Ltd 1.50% 20145	4,000	4,056
France Government Agency-Guaranteed, Société Finance 2.875% 20145	1,810	1,876
Kommunalbanken 1.00% 20145	1,626	1,632
		7,564

ASSET-BACKED OBLIGATIONS1 — 0.00%
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	80	80

Total bonds, notes & other debt instruments (cost: $3,334,960,000)		3,422,656

	Principal amount	Value
Short-term securities — 30.02%	(000)	(000)

Coca-Cola Co. 0.13%–0.15% due 6/11–6/19/20125	$86,000	$85,977
Straight-A Funding LLC 0.10%–0.19% due 4/12–5/24/20125	85,594	85,582
Procter & Gamble Co. 0.07%–0.12% due 4/19–5/22/20125	78,800	78,793
Federal Farm Credit Banks 0.05%–0.15% due 5/9–12/26/2012	78,000	77,938
Merck & Co. Inc. 0.08%–0.09% due 4/16–4/18/20125	77,885	77,882
Private Export Funding Corp. 0.12%–0.21% due 4/4–8/6/20125	72,600	72,553
National Rural Utilities Cooperative Finance Corp. 0.11%–0.12% due 4/12–4/25/2012	71,500	71,496
Abbott Laboratories 0.10%–0.12% due 4/24–5/22/20125	70,800	70,795
Chariot Funding, LLC 0.14%–0.20% due 4/9–6/26/20125	68,400	68,386
Emerson Electric Co. 0.10%–0.14% due 4/19–6/13/20125	68,200	68,188
Variable Funding Capital Company LLC 0.12%–0.13% due 4/9–5/11/20125	67,900	67,891
Pfizer Inc 0.09%–0.10% due 4/10–4/19/20125	66,900	66,897
NetJets Inc. 0.09%–0.13% due 4/2–5/7/20125	51,692	51,690
Wal-Mart Stores, Inc. 0.10% due 4/30/20125	51,000	50,996
John Deere Credit Ltd. 0.11%–0.14% due 4/12–5/8/20125	48,300	48,296
Bank of New York Co., Inc. 0.10% due 4/25/20125	40,900	40,897
Becton, Dickinson and Co. 0.11% due 4/4/2012	22,700	22,699
Walt Disney Co. 0.09% due 4/27/20125	16,900	16,898
Paccar Financial Corp. 0.11% due 4/17/2012	10,200	10,199
Google Inc. 0.07% due 4/24/20125	8,100	8,100
PepsiCo Inc. 0.07% due 4/19/20125	7,800	7,800
Johnson & Johnson 0.05% due 4/20/20125	7,000	7,000

Total short-term securities (cost: $1,156,983,000)		1,156,953

Total investment securities (cost: $4,491,943,000)		4,579,609
Other assets less liabilities		(726,086)

Net assets		$3,853,523

1Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
2Coupon rate may change periodically.
3A portion or all of the security purchased on a TBA basis.
4Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,355,000, which represented .06% of the net assets of the fund.

5Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $988,198,000, which represented 25.64% of the net assets of the fund.

6Index-linked bond whose principal amount moves with a government price index.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs")

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee") to administer, implement and oversee the fair value process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At March 31, 2012, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$88,511
Gross unrealized depreciation on investment securities	(2,086)
Net unrealized appreciation on investment securities	86,425
Cost of investment securities for federal income tax purposes	4,493,184

Key to abbreviation

TBA = To be announced

Cash Management FundSM
Investment portfolio

March 31, 2012
unaudited

Short-term securities — 99.85%	Principal amount (000)	Value (000)

U.S. TREASURIES — 44.33%
U.S. Treasury Bills 0.051%–0.143% due 4/5–8/30/2012	$251,800	$251,777

COMMERCIAL PAPER — 43.92%
Coca-Cola Co. 0.09%–0.15% due 4/4–5/25/20121	20,700	20,698
Becton, Dickinson and Co. 0.11% due 4/4/2012	18,000	17,999
Procter & Gamble Co. 0.08% due 4/27/20121	18,000	17,999
Straight-A Funding LLC 0.18%–0.19% due 4/23–5/8/20121	16,305	16,303
Emerson Electric Co. 0.10% due 4/18/20121	16,000	15,999
Variable Funding Capital Company LLC 0.12%–0.13% due 4/2–4/30/20121	15,300	15,299
Walt Disney Co. 0.07% due 4/9/20121	15,000	15,000
Estée Lauder Companies Inc. 0.12% due 4/18/20121	15,000	14,999
Private Export Funding Corp. 0.11%–0.15% due 4/27–5/11/20121	14,500	14,498
Harvard University 0.13% due 4/20/2012	14,015	14,015
Google Inc. 0.07% due 4/24/20121	14,000	13,999
Johnson & Johnson 0.09% due 5/3/20121	13,700	13,699
Chariot Funding, LLC 0.15%–0.19% due 4/17–5/16/20121	13,100	13,098
Québec (Province of) 0.10%–0.11% due 4/13–5/29/20121	13,000	12,998
NetJets Inc. 0.10% due 4/16–4/30/20121	12,800	12,799
Abbott Laboratories 0.12% due 5/29/20121	10,100	10,099
BHP Billiton Finance (USA) Limited 0.17% due 5/9/20121	10,000	9,996
		249,497

FEDERAL AGENCY DISCOUNT NOTES — 11.60%
Federal Home Loan Bank 0.045%–0.13% due 5/15–8/14/2012	25,700	25,694
Freddie Mac 0.03%–0.085% due 4/2–5/16/2012	23,200	23,200
Fannie Mae 0.085%–0.11% due 5/23–6/11/2012	17,000	16,998
		65,892

Total investment securities (cost: $567,161,000)		567,166
Other assets less liabilities		837

Net assets		$568,003

1Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $217,483,000, which represented 38.29% of the net assets of the fund.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The series’ board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee") to administer, implement and oversee the fair value process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At March 31, 2012, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$11
Gross unrealized depreciation on investment securities	(6)
Net unrealized appreciation on investment securities	5
Cost of investment securities for federal income tax purposes	567,161

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectuses and summary prospectuses, which can be obtained from a financial professional and should be read carefully before investing.

American Funds Insurance Series serves as an underlying investment option for multiple insurance products, including variable annuity contracts and variable life insurance policies. The funds can be purchased only through insurance products. This material is not an offer of the funds.

MFGEFP-995-0512O-S29450

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INSURANCE SERIES

By /s/ Michael J. Downer
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: May 29, 2012

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: May 29, 2012